N-6	Aug. 08, 2026 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Aug. 08, 2026
Amendment Flag	false
New York Life Survivorship Variable Universal Life Accumulator II
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees and Expenses
Please refer to your Policy Specifications Page for information about the guaranteed maximum fees you will pay each year based on the options you have selected.
Charges for Early Withdrawals
If you fully surrender or withdraw money from your policy within a maximum of 10 years following your purchase of the policy, you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of the total premiums paid under the Policy and (b) equals a percentage of the Surrender
Charge Premium.
For example, if you were to withdraw $100,000 during the first 10 years after your policy purchase (and your total premiums paid were $100,000), then you could be assessed a charge of up to $50,000 on the amount withdrawn.
For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy – Transaction Charges.

Transaction Charges
In addition to surrender charges, you may be charged for other transactions. These include Premium Expense Charges (deducted from each premium payment) and charges if you exercise the Living Benefits Rider or the Overloan Protection Rider. A
withdrawal fee may apply if you make a withdrawal from the Premium Deposit
Account.
We reserve the right to impose partial surrender fees, transfer charges (when you transfer Cash Value between Investment Options), and a returned payment (bad check) fee, but we currently do not impose these charges.
For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy – Deductions From Premium Payments; Charges Associated with the
Policy – Transaction Charges.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these charges, such as the
Monthly Cost of Insurance Charge, the Monthly Per Thousand of Face Amount
Charge, Flat Extra charges, and certain rider charges (for optional benefits), are set based on individual characteristics of the insureds (e.g., age, sex, and rating classification). Other ongoing charges include the Monthly Contract Charge, the
Monthly Mortality and Expense Risk Charge, loan interest and certain rider charges. Please refer to your Policy Specifications Page for rates and the specific fees applicable to your policy.
Investors will also bear expenses associated with the Eligible Portfolios (portfolio companies), as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2025 and which may change from year to year.

Portfolios’ Annual Operating Expenses (expenses that are deducted from Portfolio assets)
Annual Fee	Minimum	Maximum
Investment Options (Eligible Portfolio fees and expenses)	0.12%	1.31%

For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy; and Appendix: Eligible Portfolios Available Under the Policy for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns.

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If you fully surrender or withdraw money from your policy within a maximum of 10 years following your purchase of the policy, you may be assessed a maximum surrender charge equal to the lesser of (a) or (b) where (a) equals 50% of the total premiums paid under the Policy and (b) equals a percentage of the Surrender
Charge Premium.
For example, if you were to withdraw $100,000 during the first 10 years after your policy purchase (and your total premiums paid were $100,000), then you could be assessed a charge of up to $50,000 on the amount withdrawn.
For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy – Transaction Charges.

Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Purchase Payments) Maximum [Percent]	50.00%
Surrender Charge Example Maximum [Dollars]	$ 50,000
Transaction Charges [Text Block]
Transaction Charges
In addition to surrender charges, you may be charged for other transactions. These include Premium Expense Charges (deducted from each premium payment) and charges if you exercise the Living Benefits Rider or the Overloan Protection Rider. A
withdrawal fee may apply if you make a withdrawal from the Premium Deposit
Account.
We reserve the right to impose partial surrender fees, transfer charges (when you transfer Cash Value between Investment Options), and a returned payment (bad check) fee, but we currently do not impose these charges.
For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy – Deductions From Premium Payments; Charges Associated with the
Policy – Transaction Charges.

Ongoing Fees and Expenses [Table Text Block]	Election of certain optional riders, including the Extended No Lapse Guarantee Rider, may change the amount, structure, or duration of certain ongoing policy charges.
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these charges, such as the
Monthly Cost of Insurance Charge, the Monthly Per Thousand of Face Amount
Charge, Flat Extra charges, and certain rider charges (for optional benefits), are set based on individual characteristics of the insureds (e.g., age, sex, and rating classification). Other ongoing charges include the Monthly Contract Charge, the
Monthly Mortality and Expense Risk Charge, loan interest and certain rider charges. Please refer to your Policy Specifications Page for rates and the specific fees applicable to your policy.
Investors will also bear expenses associated with the Eligible Portfolios (portfolio companies), as shown in the following table, which shows the minimum and maximum total operating expenses deducted from Fund assets (before any fee waiver or expense reimbursement) during the year ended December 31, 2025 and which may change from year to year.

Portfolios’ Annual Operating Expenses (expenses that are deducted from Portfolio assets)
Annual Fee	Minimum	Maximum
Investment Options (Eligible Portfolio fees and expenses)	0.12%	1.31%

For more detailed information, see Table of Fees and Expenses; Charges Associated
with the Policy; and Appendix: Eligible Portfolios Available Under the Policy for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns.

Investment Options (of Other Amount) Minimum [Percent]	0.12%
Investment Options (of Other Amount) Maximum [Percent]	1.31%
Risks [Table Text Block]
Risks
Risk of Loss
You can lose money by investing in this policy, including loss of your premiums
(principal).
For more detailed information, see Summary of Principal Risks of Investing in the
Policy; Management and Organization – About the Separate Account.

Not a Short-Term Investment
This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
The policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications in the early years of the policy make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans.
For more detailed information, see Summary of Principal Risks of Investing in the
Policy; Loans; and Surrenders–Partial Surrenders–Amount Available for a Partial
Surrender.

Risks Associated with Investment Options
•An investment in this policy is subject to the risk of poor investment performance of the Eligible Portfolios (portfolio companies) you choose, and the value of an investment can vary depending on the performance of the Eligible Portfolios.
•Each investment option (the Eligible Portfolios and the Fixed Account) has its own
unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
•A discussion of the risks of allocating your premiums or Cash Value to one or more
Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/PUFT/svulaccii. You should review the prospectuses for the Eligible Portfolios before making an investment decision.
For more detailed information, see Summary of Principal Risks of Investing in the
Policy; Management and Organization – About the Separate Account.

Insurance Company Risks
An investment in the policy is subject to the risks related to New York Life Insurance and Annuity Corporation (NYLIAC), including:
•Any obligations (including the Fixed Account and the DCA Accounts), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC.
•There are risks relating to NYLIAC’s administration of the policy, including cybersecurity and infectious disease outbreak risks.
•If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its financial strength ratings, is available upon request from NYLIAC at 1-800-598-2019.
For more detailed information, see Management and Organization; Financial
Statements; Summary of Principal Risks of Investing in the Policy– Insurance
Company Risks; Risks Affecting Our Administration of the Policy.

Contract Lapse
Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the last surviving  insured. You may also lose the principal invested. A policy can lapse if the
Cash Surrender Value is insufficient to pay the Monthly Deduction Charges and other charges. This can happen due to insufficient premium payments, poor investment performance, partial surrenders, unpaid loans or loan interest, and policy charges (including increases in those charges). The larger a policy loan becomes relative to the policy’s Cash Surrender Value, the greater the risk that the policy’s
Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. A policy lapse may have tax consequences.
A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction
Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required.
If the policy lapses, there are costs and premium requirements associated with reinstatement of the policy.
For more detailed information, see Summary of Principal Risks of Investing in the
Policy; Termination and Reinstatement; Premiums– Risk of Minimally Funded
Policies.

Investment Restrictions [Text Block]	•You can select a maximum of 21 Investment Options among the available Investment Divisions (that invest in the Eligible Portfolios), the Fixed Account and/or the DCA Accounts.•The minimum amount that you can transfer is $500. The maximum amount that you can transfer out of the Fixed Account in any Policy Year is the greater of (a) 20% of the amount in the Fixed Account at the beginning of the Policy Year, or (b) $5,000.•NYLIAC reserves the right to remove or substitute any Eligible Portfolios (portfolio companies) as Investment Options that are available under the policy.•We set limits on the number of electronic or telephonic transfer requests that can be made in any period. If these limits are exceeded, any subsequent transfer requests must be made by U.S. mail or overnight courier.•In addition, we may limit your ability to make transfers involving the Investment Divisions if a transfer may disadvantage or potentially harm or hurt the rights of other policyowners in order to prevent market timing. We will also reject, reverse, or modify a transfer request if for any reason any of the Eligible Portfolios do not accept the purchase of its shares.For more detailed information, see Descriptions of the Policy– Investment Divisions, the Fixed Account and the DCA Accounts; Descriptions of the Policy– Transfers Among the Investment Divisions, the Fixed Account and the DCA Accounts; Description of the Policy – Limits on Transfers; and Appendix: Eligible Portfolios Available Under the Policy for our list of available Eligible Portfolios.
Optional Benefit Restrictions [Text Block]	Some optional benefits may change the structure, amount or duration of certain charges under the policy.•We may modify or discontinue offering an optional benefit at any time.•There are limitations on the benefit amounts associated with some optional benefits.•Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.•Some optional benefits have Policy Year limitations and/or age requirements.•Some optional benefits may have tax implications.•Some optional benefits are only available with certain Life Insurance Benefit Options and certain life insurance qualification tests.•Some optional benefits are only available with Non-Qualified Policies.•Some optional benefits may not be used together.•Your choice of Investment Options may be limited if you elect certain optional benefits.•A transfer under some optional benefits could reduce the value of the benefit by more than the dollar amount of the transfer.•We may change these restrictions in the future.For more detailed information, see Description of the Policy—Additional Benefits Through Riders and Options.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this policy.•If you purchase the policy through a tax-qualified plan, you do not get any additional tax benefit.•Earnings on your policy (if any) are taxed when you withdraw them (or if a policy loan is not repaid), at ordinary income tax rates, and may be subject to a tax penalty before age 59 ½.For more detailed information, see Summary of Principal Risks of Investing in the Policy–Tax Risks; Federal Income Tax Considerations.
Investment Professional Compensation [Text Block]	Your investment professional may receive compensation for selling this policy to you, in the form of commissions, asset-based compensation, allowances for expenses, and other compensation programs, and because NYLIAC may share the revenue it earns on this policy with the professional’s firm. (Your investment professional may be your registered representative, broker, investment adviser, insurance agent, or someone else).These investment professionals may have a financial incentive to recommend this policy over another policy or investment.For more detailed information, see Distribution and Compensation Arrangements.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your existing policy.For more detailed information, see Description of the Policy–Tax-Free “Section 1035” Insurance Policy Exchanges.
Item 4. Fee Table [Text Block]
PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Per Thousand of
Face Amount
Charge

•Without the
Extended No
Lapse
Guarantee
Rider[3]

Charge for
Representative
Investors
(Male/Female,
40/40,
Preferred/
Preferred) for
$250,000 of
Face Amount

•Once the
Extended No
Lapse
Guarantee
Rider is Elected
Monthly for the first 20 years Monthly to Younger Insured Age 121
Charge per $1,000
of Face Amount
Amount

Guaranteed
Maximum: $1.78889
per month

Minimum: $0.05947
per month

$0.13467 per month

Charge per $1,000
of Face Amount

Guaranteed
Maximum: $1.31866
per month

Minimum: $0.05188
per month

$0.11749 per month

(Initial Charge is
based on the issue
ages, genders,
classes of risk, and
Face Amount at
issue)

Table of Fees and Expenses
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy or making partial surrenders. Please refer to your Policy Specifications Page for information about the guaranteed maximum fees you will pay each year based on the options you have elected. Please refer to “State Variations and Rider Availability” in the Prospectus for any fees that may differ from the general description provided below.The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the policy, make a partial surrender, transfer Cash Value between Investment Options, or exercise certain rider options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Expense Charge[1] •Non-Qualified Policy •Qualified Policy	When premium payment is applied	Guaranteed Maximum: 8.0% of premiums paid Current: 4.0% of premiums paid Guaranteed Maximum: 6.75% of premiums paid Current: 2.75% of premiums paid
Deferred Sales Charge[2]
•Surrender
On Surrender or lapse during the
applicable Surrender Charge
Period[3];
On Face Amount decreases within
the applicable Surrender Charge
Period;
After a Surrender, Lapse or Face
Amount decrease during the
applicable Surrender Charge Period[5]
Minimum and Maximum Guaranteed Charge[4]: $11.04—$47.00 per $1000 of Face Amount Minimum and Maximum Current Charge: $11.04—$47.00 per $1000 of Face Amount
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Partial Surrender Fee	At time of partial surrender	Guaranteed Maximum: $25 Current: $0
Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer in excess of 12 transfers within a Policy Year Current: $0
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Returned Payment (Bad Check) fee	At time payment is returned	Guaranteed Maximum: $20 Current: $0
Overloan Protection Rider Fee	When you exercise the benefit	Guaranteed Maximum of the Policy’s Cash Value: CVAT Policies- 8.5% and GPT Policies- 5% Guaranteed Minimum of the Policy’s Cash Value: GPT Policies-2% and CVAT Policies-1%
Living Benefits Rider Fee	When you exercise the benefit	$150 (one time)
Premium Deposit Account Withdrawal Fee	At time of withdrawal from the Premium Deposit Account	Guaranteed Maximum: 10% of the withdrawal
1The current Premium Expense Charge includes a state premium tax component of 2.00% and a sales expense component of 0.75%; a federal tax component of 1.25% is also included.2Exceptions to Surrender Charge. We will not deduct a surrender charge if: ●We cancel the policy (other than policy lapse) pursuant to the Policy’s contestability provisions (See Additional Policy Provisions—Limits on Our Rights to Challenge Your Policy); ●We pay proceeds upon the death of the last surviving insured; ●We pay a required Internal Revenue Service minimum distribution; or ●The policy is out of the Surrender Charge Period. 3The Surrender Charge Period varies depending on the age of the younger Insured at the time the policy is issued. 4The Guaranteed Maximum charge illustrated above is for two insureds, both Male, Age 80, Substandard Rating and a $100,000 Face Amount. The calculation of your surrender charges will vary depending on the age of the younger insured at the time the policy is issued. For younger insureds age 18-75 at policy issue, your surrender charge will be the lesser of 50% of total premiums paid under the policy or a percentage of the Surrender Charge Premium applicable to the Policy Year. The percentage of the Surrender Charge Premium applicable by Policy Year is: 94% for Policy Year 1; 89% for Policy Year 2; 84% for Policy Year 3; 79% for Policy Year 4; 74% for Policy Year 5; 62% for Policy Year 6; 49% for Policy Year 7; 36% for Policy Year 8; 23% for Policy Year 9, 10% for Policy Year 10 and 0% for Policy Year 11 and beyond. If the younger insured is age 76 or older at the time the policy is issued, the applicable percentages will differ. See “Charges Associated with the Policy — Transaction Charges — Surrender Charges” in the full prospectus for more information on the calculation of Surrender Charges. The Surrender Charge Premium varies based on individual characteristics, such as gender, issue age, classification of the insureds as smoker or non-smoker, and Policy Year. The charge shown may not be representative of what you will pay. To obtain more information about particular changes as they apply to your policy, please contact your registered representative. For a Face Amount decrease, the Surrender Charge is equal to the difference between (1) and (2), where (1) is the Surrender Charge calculated on the original Face Amount, and (2) is the Surrender Charge calculated on the new decreased Face Amount. 5The calculation of the amount and applicable Surrender Charge Period for the Surrender Charge after a Face Amount increase will begin on the effective date of that increase. See “Deferred Sales Charge” above.The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Eligible Portfolios’ fees and expenses.
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Contract Charge	Monthly to Younger Insured Age 121	Guaranteed Maximum: $15 per month Current: $10 per month
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Monthly to Younger Insured Age 121	Charge per month per $1000 of Net Amount at Risk Minimum and Maximum Guaranteed Charge: $0.00001—$83.33 Minimum and Maximum Current Charge: $0.00001—$83.33
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year.
Mortality & Expense Risk Charge	Each Monthly Deduction Day	Guaranteed Maximum: 0.50% charged as an annual percentage of the Separate Account Value Current: 0.10% charged as an annual percentage of the Separate Account Value.
Per Thousand of Face Amount Charge[1]	Monthly for the First 20 Years	Charge per $1000 of Face Amount Guaranteed Maximum: $1.78889 Minimum: $0.05947 $0.13467 per month. (Initial Charge is based on the issue ages, genders, classes of risk and Face Amount at issue)
Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount
Loan Interest	Accrues daily and compounds annually (while loan balance is outstanding)[4]	Annual charge rate as percentage of the loan Guaranteed Maximum: 6.00% Current: 3.00%[5]
Riders
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Return of Premium (ROP) Rider	Monthly to Younger Insured Age 121	The Monthly Cost of Insurance Charge (see above) is higher in certain circumstances if the ROP Rider is elected (but not above the Guaranteed Maximum disclosed above).
Survivorship Level Term Rider ●Monthly charge per thousand of SLTR Face Amount ●Monthly SLTR COI Charge	Monthly until rider expires.

Minimum and Maximum
Guaranteed Charge: $0.01-$3.00
per $1000 of SLTR benefit

Minimum and Maximum Current
Charge: $0.01-$0.25 per $1000 of
SLTR benefit

Minimum and Maximum
Guaranteed Charge:
$0.00001-$83.33 per $1000 of SLTR
Benefit

Minimum and Maximum Current
Charge: $0.00001-$83.33 per $1000
of SLTR benefit

1This cost varies based on characteristics of the insureds and the charge shown may not be representative of the charge you will pay. To obtain more information about particular cost of insurance and other charges as they apply to your policy, please contact your registered representative. 2The cost of insurance shown here does not reflect any applicable Flat Extra charge, which may be imposed based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Guaranteed Maximum Charge listed in the table above. For more information on Flat Extra charges, see the sections on “Definitions” and “Charges Associated with the Policy—Deductions from Cash Value—Monthly Cost of Insurance Charge.”3Current charges are reduced to $0 in Policy Years 11 and beyond for all risk classes.4Loan interest accrues daily but is not deducted from the policy’s Cash Value. Any loan interest not paid when due will become part of the policy loan and will also accrue interest. See “When Loan Interest is Due” for additional information. 5The current loan interest rate is reduced to 2.00% annually in Policy Years 11 and beyond.Eligible Portfolios’ Annual Operating ExpensesThe next table shows the minimum and maximum total operating expenses deducted from Portfolio assets during the year ended December 31, 2025. Portfolio expenses may change from year to year, and hence may be higher or lower in the future. You may pay these expenses periodically during the time that your Cash Value is invested in the Investment Divisions of the Separate Account. A complete list of the underlying Eligible Portfolios, including information concerning each underlying Portfolio’s annual fees and expenses, is contained in an Appendix at the back of this prospectus.
Annual Portfolio Expenses[1]	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	1.31%
Net Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees, and other expenses, after any expense reimbursement or fee waiver arrangements)[2]	0.12%	1.16%
1Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses.2The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for the Portfolios that require a Portfolio’s investment adviser to reimburse or waive portfolio expenses through at least April 30, 2027.
Transaction Expenses [Table Text Block]	The first table describes the fees and expenses that you will pay when you make a premium payment, surrender the policy, make a partial surrender, transfer Cash Value between Investment Options, or exercise certain rider options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Expense Charge[1] •Non-Qualified Policy •Qualified Policy	When premium payment is applied	Guaranteed Maximum: 8.0% of premiums paid Current: 4.0% of premiums paid Guaranteed Maximum: 6.75% of premiums paid Current: 2.75% of premiums paid
Deferred Sales Charge[2]
•Surrender
On Surrender or lapse during the
applicable Surrender Charge
Period[3];
On Face Amount decreases within
the applicable Surrender Charge
Period;
After a Surrender, Lapse or Face
Amount decrease during the
applicable Surrender Charge Period[5]
Minimum and Maximum Guaranteed Charge[4]: $11.04—$47.00 per $1000 of Face Amount Minimum and Maximum Current Charge: $11.04—$47.00 per $1000 of Face Amount
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Partial Surrender Fee	At time of partial surrender	Guaranteed Maximum: $25 Current: $0
Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer in excess of 12 transfers within a Policy Year Current: $0
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Returned Payment (Bad Check) fee	At time payment is returned	Guaranteed Maximum: $20 Current: $0
Overloan Protection Rider Fee	When you exercise the benefit	Guaranteed Maximum of the Policy’s Cash Value: CVAT Policies- 8.5% and GPT Policies- 5% Guaranteed Minimum of the Policy’s Cash Value: GPT Policies-2% and CVAT Policies-1%
Living Benefits Rider Fee	When you exercise the benefit	$150 (one time)
Premium Deposit Account Withdrawal Fee	At time of withdrawal from the Premium Deposit Account	Guaranteed Maximum: 10% of the withdrawal
1The current Premium Expense Charge includes a state premium tax component of 2.00% and a sales expense component of 0.75%; a federal tax component of 1.25% is also included.2Exceptions to Surrender Charge. We will not deduct a surrender charge if: ●We cancel the policy (other than policy lapse) pursuant to the Policy’s contestability provisions (See Additional Policy Provisions—Limits on Our Rights to Challenge Your Policy); ●We pay proceeds upon the death of the last surviving insured; ●We pay a required Internal Revenue Service minimum distribution; or ●The policy is out of the Surrender Charge Period. 3The Surrender Charge Period varies depending on the age of the younger Insured at the time the policy is issued. 4The Guaranteed Maximum charge illustrated above is for two insureds, both Male, Age 80, Substandard Rating and a $100,000 Face Amount. The calculation of your surrender charges will vary depending on the age of the younger insured at the time the policy is issued. For younger insureds age 18-75 at policy issue, your surrender charge will be the lesser of 50% of total premiums paid under the policy or a percentage of the Surrender Charge Premium applicable to the Policy Year. The percentage of the Surrender Charge Premium applicable by Policy Year is: 94% for Policy Year 1; 89% for Policy Year 2; 84% for Policy Year 3; 79% for Policy Year 4; 74% for Policy Year 5; 62% for Policy Year 6; 49% for Policy Year 7; 36% for Policy Year 8; 23% for Policy Year 9, 10% for Policy Year 10 and 0% for Policy Year 11 and beyond. If the younger insured is age 76 or older at the time the policy is issued, the applicable percentages will differ. See “Charges Associated with the Policy — Transaction Charges — Surrender Charges” in the full prospectus for more information on the calculation of Surrender Charges. The Surrender Charge Premium varies based on individual characteristics, such as gender, issue age, classification of the insureds as smoker or non-smoker, and Policy Year. The charge shown may not be representative of what you will pay. To obtain more information about particular changes as they apply to your policy, please contact your registered representative. For a Face Amount decrease, the Surrender Charge is equal to the difference between (1) and (2), where (1) is the Surrender Charge calculated on the original Face Amount, and (2) is the Surrender Charge calculated on the new decreased Face Amount. 5The calculation of the amount and applicable Surrender Charge Period for the Surrender Charge after a Face Amount increase will begin on the effective date of that increase. See “Deferred Sales Charge” above.
Premium Taxes, When Deducted [Text Block]	When premium payment is applied
Premium Taxes, Footnotes [Text Block]	The current Premium Expense Charge includes a state premium tax component of 2.00% and a sales expense component of 0.75%; a federal tax component of 1.25% is also included.
Deferred Sales Charge, Description [Text Block]	Deferred Sales Charge
Deferred Sales Charge, When Deducted [Text Block]	On Surrender or lapse during the applicable Surrender Charge Period[3];On Face Amount decreases within the applicable Surrender Charge Period;After a Surrender, Lapse or Face Amount decrease during the applicable Surrender Charge Period
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	47.00%
Deferred Sales Load (of Amount Surrendered), Current [Percent]	47.00%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	11.04%
Deferred Sales Load, Footnotes [Text Block]
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount	$14.80 per $1000 of Face Amount
Exceptions to Surrender Charge. We will not deduct a surrender charge if: ●We cancel the policy (other than policy lapse) pursuant to the Policy’s contestability provisions (See Additional Policy Provisions—Limits on Our Rights to Challenge Your Policy); ●We pay proceeds upon the death of the last surviving insured; ●We pay a required Internal Revenue Service minimum distribution; or ●The policy is out of the Surrender Charge Period. 3The Surrender Charge Period varies depending on the age of the younger Insured at the time the policy is issued. 4The Guaranteed Maximum charge illustrated above is for two insureds, both Male, Age 80, Substandard Rating and a $100,000 Face Amount. The calculation of your surrender charges will vary depending on the age of the younger insured at the time the policy is issued. For younger insureds age 18-75 at policy issue, your surrender charge will be the lesser of 50% of total premiums paid under the policy or a percentage of the Surrender Charge Premium applicable to the Policy Year. The percentage of the Surrender Charge Premium applicable by Policy Year is: 94% for Policy Year 1; 89% for Policy Year 2; 84% for Policy Year 3; 79% for Policy Year 4; 74% for Policy Year 5; 62% for Policy Year 6; 49% for Policy Year 7; 36% for Policy Year 8; 23% for Policy Year 9, 10% for Policy Year 10 and 0% for Policy Year 11 and beyond. If the younger insured is age 76 or older at the time the policy is issued, the applicable percentages will differ. See “Charges Associated with the Policy — Transaction Charges — Surrender Charges” in the full prospectus for more information on the calculation of Surrender Charges. The Surrender Charge Premium varies based on individual characteristics, such as gender, issue age, classification of the insureds as smoker or non-smoker, and Policy Year. The charge shown may not be representative of what you will pay. To obtain more information about particular changes as they apply to your policy, please contact your registered representative. For a Face Amount decrease, the Surrender Charge is equal to the difference between (1) and (2), where (1) is the Surrender Charge calculated on the original Face Amount, and (2) is the Surrender Charge calculated on the new decreased Face Amount. 5The calculation of the amount and applicable Surrender Charge Period for the Surrender Charge after a Face Amount increase will begin on the effective date of that increase. See “Deferred Sales Charge” above.
Other Surrender Fees, Description [Text Block]	Partial Surrender Fee
Other Surrender Fees, When Deducted [Text Block]	At time of partial surrender
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Current [Dollars]	$ 0
Transfer Fees, Description [Text Block]	Transfer Charge
Transfer Fees, When Deducted [Text Block]	At time of transfer
Transfer Fee, Maximum [Dollars]	$ 30
Transfer Fee, Current [Dollars]	$ 0
Periodic Charges [Table Text Block]
PERIODIC CHARGES OTHER THAN FUNDS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Per Thousand of
Face Amount
Charge

•Without the
Extended No
Lapse
Guarantee
Rider[3]

Charge for
Representative
Investors
(Male/Female,
40/40,
Preferred/
Preferred) for
$250,000 of
Face Amount

•Once the
Extended No
Lapse
Guarantee
Rider is Elected
Monthly for the first 20 years Monthly to Younger Insured Age 121
Charge per $1,000
of Face Amount
Amount

Guaranteed
Maximum: $1.78889
per month

Minimum: $0.05947
per month

$0.13467 per month

Charge per $1,000
of Face Amount

Guaranteed
Maximum: $1.31866
per month

Minimum: $0.05188
per month

$0.11749 per month

(Initial Charge is
based on the issue
ages, genders,
classes of risk, and
Face Amount at
issue)

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, excluding the Eligible Portfolios’ fees and expenses.
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Contract Charge	Monthly to Younger Insured Age 121	Guaranteed Maximum: $15 per month Current: $10 per month
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Monthly to Younger Insured Age 121	Charge per month per $1000 of Net Amount at Risk Minimum and Maximum Guaranteed Charge: $0.00001—$83.33 Minimum and Maximum Current Charge: $0.00001—$83.33
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year.
Mortality & Expense Risk Charge	Each Monthly Deduction Day	Guaranteed Maximum: 0.50% charged as an annual percentage of the Separate Account Value Current: 0.10% charged as an annual percentage of the Separate Account Value.
Per Thousand of Face Amount Charge[1]	Monthly for the First 20 Years	Charge per $1000 of Face Amount Guaranteed Maximum: $1.78889 Minimum: $0.05947 $0.13467 per month. (Initial Charge is based on the issue ages, genders, classes of risk and Face Amount at issue)
Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount
Loan Interest	Accrues daily and compounds annually (while loan balance is outstanding)[4]	Annual charge rate as percentage of the loan Guaranteed Maximum: 6.00% Current: 3.00%[5]
Riders
Periodic Charges Other Than Portfolios’ Annual Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Return of Premium (ROP) Rider	Monthly to Younger Insured Age 121	The Monthly Cost of Insurance Charge (see above) is higher in certain circumstances if the ROP Rider is elected (but not above the Guaranteed Maximum disclosed above).
Survivorship Level Term Rider ●Monthly charge per thousand of SLTR Face Amount ●Monthly SLTR COI Charge	Monthly until rider expires.

Minimum and Maximum
Guaranteed Charge: $0.01-$3.00
per $1000 of SLTR benefit

Minimum and Maximum Current
Charge: $0.01-$0.25 per $1000 of
SLTR benefit

Minimum and Maximum
Guaranteed Charge:
$0.00001-$83.33 per $1000 of SLTR
Benefit

Minimum and Maximum Current
Charge: $0.00001-$83.33 per $1000
of SLTR benefit

1This cost varies based on characteristics of the insureds and the charge shown may not be representative of the charge you will pay. To obtain more information about particular cost of insurance and other charges as they apply to your policy, please contact your registered representative. 2The cost of insurance shown here does not reflect any applicable Flat Extra charge, which may be imposed based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Guaranteed Maximum Charge listed in the table above. For more information on Flat Extra charges, see the sections on “Definitions” and “Charges Associated with the Policy—Deductions from Cash Value—Monthly Cost of Insurance Charge.”3Current charges are reduced to $0 in Policy Years 11 and beyond for all risk classes.4Loan interest accrues daily but is not deducted from the policy’s Cash Value. Any loan interest not paid when due will become part of the policy loan and will also accrue interest. See “When Loan Interest is Due” for additional information. 5The current loan interest rate is reduced to 2.00% annually in Policy Years 11 and beyond.
Insurance Cost, Description [Text Block]	Cost of Insurance Charge[1,2]
Insurance Cost, When Deducted [Text Block]	Monthly to Younger Insured Age 121
Insurance Cost, Representative Investor [Text Block]
Maximum Guaranteed Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year
Current Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 Face Amount	$0.00012 per month for the first Policy Year.

Insurance Cost (of Face Amount), Maximum [Percent]	83.33%
Insurance Cost (of Face Amount), Current [Percent]	83.33%
Insurance Cost (of Face Amount), Minimum [Percent]	0.00001%
Insurance Cost, Footnotes [Text Block]	The Per Thousand Face Amount Charge that will apply to the policy depends on whether the Extended No Lapse Guarantee rider is elected. The applicable charges are shown in the table above. The Per Thousand Face Amount Charge applicable upon election of the Extended No Lapse Guarantee Rider will continue to apply even if the rider later terminates.This cost varies based on characteristics of the insureds and the charge shown may not be representative of the charge you will pay. To obtain more information about particular cost of insurance and other charges as they apply to your policy, please contact your registered representative. 2The cost of insurance shown here does not reflect any applicable Flat Extra charge, which may be imposed based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Guaranteed Maximum Charge listed in the table above. For more information on Flat Extra charges, see the sections on “Definitions” and “Charges Associated with the Policy—Deductions from Cash Value—Monthly Cost of Insurance Charge.”
Mortality Risk Fees, Description [Text Block]	Mortality & ExpenseRisk Charge
Mortality Risk Fees (of Face Amount), Current [Percent]	0.10%
Expense Risk Fees, When Deducted [Text Block]	Monthly for the first 20 yearsMonthly to Younger Insured Age 121Monthly for the First 20 Years
Expense Risk Fees, Representative Investor [Text Block]	Charge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face AmountCharge for Representative Investors (Male/Female, 40/40, Preferred/Preferred) for $250,000 of Face Amount
Expense Risk Fees, Footnotes [Text Block]	Current charges are reduced to $0 in Policy Years 11 and beyond for all risk classes.
Mortality and Expense Risk Fees, When Deducted [Text Block]	Each Monthly Deduction Day
Mortality And Expense Risk Fees (of Face Amount), Maximum [Percent]	0.50%
Administrative Expenses, Description [Text Block]	Contract Charge
Administrative Expenses, When Deducted [Text Block]	Monthly to Younger Insured Age 121
Administrative Expense, Maximum [Dollars]	$ 15
Administrative Expense, Current [Dollars]	$ 10
Annual Portfolio Company Expenses [Table Text Block]	Eligible Portfolios’ Annual Operating ExpensesThe next table shows the minimum and maximum total operating expenses deducted from Portfolio assets during the year ended December 31, 2025. Portfolio expenses may change from year to year, and hence may be higher or lower in the future. You may pay these expenses periodically during the time that your Cash Value is invested in the Investment Divisions of the Separate Account. A complete list of the underlying Eligible Portfolios, including information concerning each underlying Portfolio’s annual fees and expenses, is contained in an Appendix at the back of this prospectus.
Annual Portfolio Expenses[1]	Minimum	Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	1.31%
Net Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees, and other expenses, after any expense reimbursement or fee waiver arrangements)[2]	0.12%	1.16%
1Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses.2The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for the Portfolios that require a Portfolio’s investment adviser to reimburse or waive portfolio expenses through at least April 30, 2027.
Portfolio Company Expenses [Text Block]	Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.12%
Portfolio Company Expenses Maximum [Percent]	1.31%
Portfolio Company Expenses, Footnotes [Text Block]	Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. Portfolio expenses may be higher or lower in the future. This information is provided by the Portfolios and their agents. The information is based on 2025 expenses.
Item 5. Principal Risks [Table Text Block]	Summary of Principal Risks of Investing in the Policy
Many benefits of the Survivorship Variable Universal Life Accumulator II life insurance policies have a corresponding risk, and both benefits and risks should be considered before you purchase the Policy. More complete and detailed information about the features of the Policy is provided in this prospectus and in the SAI. See “Overview of the Policy—3. Summary of Primary Features.” Capitalized terms used in this prospectus have the same meaning as in the “Definitions” section above.Investment RiskWhile a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions or Eligible Portfolios. You bear the entire investment risk for all amounts allocated to the Separate Account Investment Divisions. Your premium and Cash Value allocation choices should be consistent with your personal investment objective and your risk tolerance.Not a Short-Term InvestmentIn addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. (See “Loans”, and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender”.)Portfolio RisksThe Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to each of the Investment Divisions can be found in the corresponding Fund’s prospectus.Risk of Lapse (especially on minimally-funded policies)Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the last surviving insured. You may also lose the principal invested. Note that termination and lapse have the same meaning and effect throughout this prospectus. A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required. In addition, by paying only the minimum required monthly premium for the No Lapse Guarantee, you may forego the opportunity to build up significant Cash Value in the policy. When initially determining the amount of your planned premium payments, you should consider funding your policy at a level that has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations.Risk of Lapse from Policy LoansThe larger a policy loan becomes relative to the policy’s Cash Surrender Value, the greater the risk that the policy’s Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding policy loan principal and will also accrue interest. A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the interest rate credited on the loan amount in the Loan Account, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid. Unless your policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a policy surrender or lapse will result in a taxable event for you. If a policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.Limitations on Access to Cash Value (Liquidity Risk)The Policy is generally not a liquid investment. Surrender charges will apply during the Surrender Charge Period applicable to you. The policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your cash value through full and partial surrenders, including surrender charges, partial surrender fees, possible tax consequences, adverse impacts on policy benefits, increased risk of policy lapse, and administrative requirements. A partial surrender will reduce your policy’s Cash Value by the amount withdrawn. If the policy’s Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deduction Charges, your policy may lapse and terminate. A partial surrender may also reduce your policy’s Face Amount and may have adverse tax consequences. Accessing Cash Value through policy loans also has costs, increases the risk of policy lapse, may have adverse tax consequences, and may negatively impact your Cash Value and other policy benefits.Tax RisksThe section of this prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable universal life insurance contracts in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) in general, the possibility that the policy may not qualify as life insurance under the federal tax law after the younger insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.Potential for Increased ChargesThe actual charges deducted are current charges on your policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges specified in the fee table and as stated in your policy. (See “Table of Fees and Expenses” for more information.)Potentially Harmful Transfer ActivityThis policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity (see “Description of the Policy—Limits on Transfers” for more information). We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●increased administrative and Fund brokerage expenses; and/or ●dilution of the interests of long-term investors. An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)Potential for Low Crediting RatesThe rates we declare on the Fixed Account, DCA Accounts and Loan Account may be lower than what you would find acceptable.Insurance Company Risks; Risks Affecting our Administration of Your PolicyNYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.) NYLIAC’s obligations under the policy are subject to its claims-paying ability and financial strength, and are not backed or guaranteed by NYLIC.
Item 10. Standard Death Benefits (N-6) [Table Text Block]	If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. Policy Payment Information
When Life Insurance Coverage BeginsIf you have coverage under a conditional temporary agreement and if the policy is issued, the policy will replace the temporary coverage. Your coverage under the policy will be deemed to have begun on the Policy Date. In all other cases, if the policy is issued, coverage under the policy will take effect when we receive the full initial premium payment in Good Order that you are required to make when the policy is delivered to you. You can call 1-800-598-2019 to determine if we have received your premium payment. The monthly deduction of charges will begin on the first Monthly Deduction Day, which will be the monthly anniversary of the Policy Date on or following the later of the Issue Date or the date we receive the full initial premium payment in Good Order. If the Policy Date is prior to the later of the Issue Date or the date we receive the full initial premium payment, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day.Changing The Face Amount Of Your PolicyYou may increase or decrease the Face Amount of your Policy, subject to the minimum and maximum Face Amount limitations shown in the Additional Policy Information section of your Policy Specifications Pages. If you decrease the Face Amount, you may be subject to increased Monthly Cost of Insurance Rates which in no event will be higher than the Maximum Cost of Insurance Rates in your Policy Specifications Pages. The Face Amount of your policy affects the Life Insurance Benefit to be paid. To increase the Face Amount of your policy, you must either contact your registered representative or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). If an increase is approved, we will increase the Face Amount on the Monthly Deduction Day on or after the date we approve the increase. Both insureds must be living in order to request an increase in the Face Amount of your policy. You should consider the following consequences when increasing the Face Amount of your policy: ●possible increased Monthly Cost of Insurance Charges on the amount of the increase; ●an additional Monthly Per Thousand of Face Amount Charge; ●a new suicide and contestability period applicable only to the amount of the increase; ●a new Surrender Charge Period applicable only to the amount of the increase; ●a change in the life insurance percentage applied to the entire policy under Section 7702 of the IRC; and ●a possible new seven-year testing period for modified endowment contract status. Under certain circumstances, you can request a decrease in the Face Amount of your policy. To decrease the Face Amount of your policy, you must send a written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). You should consider the following possible consequences when decreasing the Face Amount of your policy: ●a change in the total policy cost of insurance charge; ●possible force-outs of premium if premiums paid exceed the new GPT; ●a surrender charge applicable to the amount of the decreased Face Amount (We will deem the amount attributable to your most recent increase in the Face Amount to be canceled first); and ●adverse tax consequences. For more information about changing the Face Amount of your policy, see the SAI. Life Insurance ProceedsWe will pay proceeds to your beneficiary when we receive satisfactory proof that the last surviving  insured died. These proceeds will equal: 1)the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen (together with the ROP Rider, if applicable), valued as of the date of death; plus 2)any additional death benefits available under the riders you have chosen which have not already been reflected in the Life Insurance Benefit; minus 3)any outstanding loans (including any accrued loan interest as of the date of death) on the policy and any unpaid or deferred Monthly Deduction Charges. We will pay interest on these proceeds from the date the last surviving  insured died until the date we pay the proceeds. See “Policy Payment Information—Life Insurance Benefit  Options” for more information. Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the contract’s maturity date or the date the life insurance benefit is due and payable. For example, if the payment of a life insurance benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the life insurance benefit, or the beneficiary does not come forward to claim the life insurance benefit in a timely manner, the life insurance benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the last surviving  insured last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable, however, and the state is obligated to pay the life insurance benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designation, including addresses, if and as they change. Please contact us at 1-800-598-2019 or send a written request in Good Order to NYLIAC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing) to make such changes.PayeesThe beneficiary is the person(s) or entity(ies) you have specified on our records to receive the Life Insurance Proceeds from your policy. You have certain options regarding the policy’s beneficiary: ●You name the beneficiary when you apply for the policy. The beneficiary will receive the Life Insurance Proceeds after the last surviving  insured dies. ●You can elect to have different classes of beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class. ●To change a revocable beneficiary while an insured is living, you must either send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing), or contact us online at www.newyorklife.com or through the mobile application. ●If no beneficiary is living when the last surviving  insured dies, we will pay the Life Insurance Benefit Proceeds to you (the policyowner), or if you are deceased, to your estate, unless we have other instructions from you to do otherwise. You can name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments that still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.How Life Insurance Proceeds Will Be PaidThe Life Insurance Proceeds will be paid in a lump sum. After the death of the last surviving  insured, we will pay the beneficiary a single check for the amount of the Life Insurance Proceeds. Any Life Insurance Proceeds paid in one sum will include interest compounded each year from the date of the last surviving  insured’s death to the date of payment. We set the interest rate each year. This rate will be at least the rate required by law.When We Pay Life Insurance ProceedsIf the policy is still in effect, NYLIAC will pay any Cash Surrender Value, partial surrenders, loan proceeds, or the Life Insurance Proceeds generally within seven days after we receive all of the necessary requirements in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). Under the following situations, payment of proceeds may be delayed: ●We may delay payment of any loan proceeds attributable to the Separate Account, any partial surrenders from the Separate Account, the policy’s Cash Surrender Value, or the Life Insurance Proceeds during any period that: (1)we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or (2)the SEC, by order, permits us to delay payment to protect our policyowners. ●We may delay payment of any portion of any loan or surrender request, including requests for partial surrenders, from the Fixed Account and/or the DCA Accounts for up to six months from the date we receive your request. ●We may delay payment of the entire Life Insurance Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation, we will make a determination, within thirty-one (31) days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization. ●Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply in a particular policy(ies), we would not be allowed to pay any request for transfers, partial surrenders, surrenders, loans, or death benefits. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until instructions are received from the appropriate federal regulator. ●If you have submitted a recent check or draft, we have the right to defer payment of any surrenders, loans, death benefit proceeds, or amounts due pursuant to the free look provision until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system. We add interest at an annual rate at least equal to the minimum required by law if we delay payment of a partial surrender or Cash Surrender Value for 30 days or more. We add interest to Life Insurance Benefit Proceeds from the date of death to the date of payment  at a rate at least equal to the minimum required by law.Life Insurance Benefit OptionsUnder your policy, the Life Insurance Benefit depends on the Life Insurance Benefit option you choose. Your policy offers two options: Option 1— Except as described below, the Life Insurance Benefit under this option is equal to the policy’s Face Amount. If you have elected the ROP Rider, the Life Insurance Benefit is equal to the policy’s Face Amount plus the ROP Benefit (as described in the ROP Rider). Option 2— Except as described below, the Life Insurance Benefit under this option is equal to the policy’s Face Amount plus the policy’s Cash Value on the date of death. The Life Insurance Benefit under this option will vary with the policy’s Cash Value. Cash Value varies due to performance of the Investment Divisions selected, interest credited to the Fixed Account and/or the DCA Accounts, outstanding loans (including loan interest), charges, and premium payments. Your Life Insurance Benefit will never be less than your policy’s Face Amount. We determine the Life Insurance Benefit as of the date of the last surviving insured’s death. Under either of the options, your Life Insurance Benefit may be greater if the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 (the “Corridor Death Benefit”) as described below, is greater than the amount calculated under the option you have chosen. Under Section 7702, a policy will generally be treated as life insurance for federal tax purposes if, at all times, it meets either the GPT or the CVAT. You must choose either the GPT or CVAT before the policy is issued. Once the policy is issued, you may not change to a different test. The Life Insurance Benefit will vary depending on which test is used. The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the age of the younger insured) of the Cash Value. The CVAT does not have a premium limit but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on age, gender, and risk class of the younger insured) of the Cash Value. The corridor under the CVAT is different than the corridor under the GPT. Specifically, the CVAT corridor requires more Life Insurance Benefit in relation to Cash Value than is required by the GPT corridor. Therefore, as your Cash Value increases while your policy is in corridor, your Life Insurance Benefit will increase more rapidly under CVAT than it would under GPT. Your policy will be issued using the GPT unless you choose otherwise. In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a policy but may require the policy to have a higher Life Insurance Benefit. (See the SAI for examples of the impact of these tests on sample Life Insurance Benefit options). Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and premium payments under these options: ●If you choose Option 1 without the ROP Rider, your Life Insurance Benefit will not vary in amount, and generally you will have lower total policy cost of insurance charges and lower Life Insurance Benefit Proceeds than under Option 1 with the ROP Rider or Option 2. ●If you choose Option 1 with the ROP Rider or Option 2, your Life Insurance Benefit will vary with the amount of premiums you have paid into the policy or your policy’s Cash Value, and you will generally have higher total policy cost of insurance charges and higher Life Insurance Benefit Proceeds than under Option 1 without the ROP Rider. The Life Insurance Benefit Option you choose will affect your policy’s Commissionable Target Premium. (See “Distribution and Compensation Arrangements” for more information.) As Commissionable Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to which Life Insurance Benefit Option you should choose. If you choose Life Insurance Benefit Option 2 and pay premiums equal to the Commissionable Target Premium, your registered representative or broker-dealer will receive greater compensation than if you choose Life Insurance Benefit Option 1. Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Benefit may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy to ensure that such Benefit may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.Changing Your Life Insurance Benefit OptionYou can change the Life Insurance Benefit option for your policy to Option 1 or Option 2 while an insured is alive. We may, however, prohibit you from changing the Life Insurance Benefit Option if the change would cause: (1) the Face Amount of the policy to be less than the policy minimum, (2) the policy to fail to qualify as life insurance under Section 7702 of the IRC or (3) the policy’s Face Amount to exceed our limits on the risk we retain, which we set at our discretion. Option changes are not permitted: (1) on or after the policy anniversary on which the younger insured is age 121 or (2) when the No Lapse Guarantee has been invoked. If you have elected the ROP Rider, an option change from Option 1 to Option 2 will terminate the rider and will affect the Face Amount of your policy. See “Description of the Policy—Additional Benefits Through Riders and Options—Return of Premium (ROP) Rider—Effect of a Life Insurance Benefit Option Change” for more information. Option changes may also be restricted depending on the selection of optional riders.
Changes From Option 1 To Option 2	Changes From Option 2 To Option 1
If you change from Option 1 to Option 2, we will
decrease the Face Amount of your policy by the
amount of the policy’s Cash Value, so that your Life
Insurance Benefit immediately before and after the
change remains the same. If a surrender charge
applies to a Face Amount decrease at the time you
change your Life Insurance Benefit option, we will
assess a surrender charge based on the amount of the
Face Amount decrease.

If you change from Option 2 to Option 1, we will
increase the Face Amount of your policy by the amount
of the policy’s Cash Value, so that your Life Insurance
Benefit immediately before and after the change
remains the same. We will continue to apply the
existing surrender charge schedule to your policy, and
we will not apply a new surrender charge schedule to
the increased Face Amount resulting from the change
in this option.

To change your Life Insurance Benefit Option, you must submit a signed written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). If the change would increase the Net Amount at Risk, we will not require any proof of insurability to make such a change. We will change your Life Insurance Benefit Option on the Monthly Deduction Day on or after the date we receive your written request in Good Order. Surrender charges may apply to any Face Amount decrease due to a change in Life Insurance Benefit Option. Changing your Life Insurance Benefit Options may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option. (See the SAI for examples of how an option change can impact your Life Insurance Benefit.)Additional Policy Provisions
Limits On Our Rights To Challenge Your PolicyGenerally, we must bring any legal action contesting the validity of your policy within two years of the Issue Date, including any action taken to contest a Face Amount increase as a result of a change in the Life Insurance Benefit option. For any increase(s) in Face Amount other than one due to a change in the Life Insurance Benefit option, this two-year period begins on the effective date of the increase or payment. If this policy ends and is reinstated, we will not contest the policy after it has been in effect during the lifetime of each insured for two years from the date of reinstatement.SuicideIf the death of the last surviving insured, or deaths of both insureds at the same time, is a result of suicide within two years of the Issue Date, we will pay a limited life insurance benefit in one sum to the beneficiary. The limited life insurance benefit is the total amount of premiums, less any outstanding loans (including accrued loan interest) and/or partial surrender benefits paid. If such suicide(s) occurs within two years of the effective date of a Face Amount increase, we will only pay the total Monthly Cost of Insurance Charges we deducted from Cash Value for the increase. No new suicide exclusion period will apply if the Face Amount increase was due solely to a change in the Life Insurance Benefit Option.Misstatement Of Age Or GenderIf the policy application misstates either or both of the insureds’ ages or genders, we will adjust the Cash Value, the Cash Surrender Value, and the Life Insurance Benefit to reflect the correct age(s) and gender(s). We will adjust the Life Insurance Proceeds provided by your policy based on the most recent mortality charge for the correct date(s) of birth and gender(s). AssignmentWhile an insured is living, you can assign a Non-Qualified Policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a signed copy of such assignment in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). We are not responsible for the validity of any assignment. If your policy is a modified endowment contract, assigning your policy may result in taxable income to you. (See “Federal Income Tax Considerations” for more information.)
Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. Changing Your Life Insurance Benefit OptionYou can change the Life Insurance Benefit option for your policy to Option 1 or Option 2 while an insured is alive. We may, however, prohibit you from changing the Life Insurance Benefit Option if the change would cause: (1) the Face Amount of the policy to be less than the policy minimum, (2) the policy to fail to qualify as life insurance under Section 7702 of the IRC or (3) the policy’s Face Amount to exceed our limits on the risk we retain, which we set at our discretion. Option changes are not permitted: (1) on or after the policy anniversary on which the younger insured is age 121 or (2) when the No Lapse Guarantee has been invoked. If you have elected the ROP Rider, an option change from Option 1 to Option 2 will terminate the rider and will affect the Face Amount of your policy. See “Description of the Policy—Additional Benefits Through Riders and Options—Return of Premium (ROP) Rider—Effect of a Life Insurance Benefit Option Change” for more information. Option changes may also be restricted depending on the selection of optional riders.
Changes From Option 1 To Option 2	Changes From Option 2 To Option 1
If you change from Option 1 to Option 2, we will
decrease the Face Amount of your policy by the
amount of the policy’s Cash Value, so that your Life
Insurance Benefit immediately before and after the
change remains the same. If a surrender charge
applies to a Face Amount decrease at the time you
change your Life Insurance Benefit option, we will
assess a surrender charge based on the amount of the
Face Amount decrease.

If you change from Option 2 to Option 1, we will
increase the Face Amount of your policy by the amount
of the policy’s Cash Value, so that your Life Insurance
Benefit immediately before and after the change
remains the same. We will continue to apply the
existing surrender charge schedule to your policy, and
we will not apply a new surrender charge schedule to
the increased Face Amount resulting from the change
in this option.

To change your Life Insurance Benefit Option, you must submit a signed written request in Good Order to the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). If the change would increase the Net Amount at Risk, we will not require any proof of insurability to make such a change. We will change your Life Insurance Benefit Option on the Monthly Deduction Day on or after the date we receive your written request in Good Order. Surrender charges may apply to any Face Amount decrease due to a change in Life Insurance Benefit Option. Changing your Life Insurance Benefit Options may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option. (See the SAI for examples of how an option change can impact your Life Insurance Benefit.)
Charges and Contract Values, Note (N-6) [Text Block]	Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and premium payments under these options: ●If you choose Option 1 without the ROP Rider, your Life Insurance Benefit will not vary in amount, and generally you will have lower total policy cost of insurance charges and lower Life Insurance Benefit Proceeds than under Option 1 with the ROP Rider or Option 2. ●If you choose Option 1 with the ROP Rider or Option 2, your Life Insurance Benefit will vary with the amount of premiums you have paid into the policy or your policy’s Cash Value, and you will generally have higher total policy cost of insurance charges and higher Life Insurance Benefit Proceeds than under Option 1 without the ROP Rider. The Life Insurance Benefit Option you choose will affect your policy’s Commissionable Target Premium. (See “Distribution and Compensation Arrangements” for more information.) As Commissionable Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to which Life Insurance Benefit Option you should choose. If you choose Life Insurance Benefit Option 2 and pay premiums equal to the Commissionable Target Premium, your registered representative or broker-dealer will receive greater compensation than if you choose Life Insurance Benefit Option 1.
Item 11. Other Benefits Available (N-6) [Text Block]	Additional Benefits Through Riders and OptionsThe first three sentences of the first paragraph under the heading “Additional Benefits Through Riders and Options” are deleted and replaced with the following (Prospectus Page 41):Subject to jurisdictional availability, you can apply for additional benefits by selecting one or more optional riders. Any rider you choose will have its own charges. The Return of Premium Rider, Overloan Protection Rider, Estate Protection Rider, Level Term First-to-Die Rider and the Extended No Lapse Guarantee Rider (except it may be available for certain existing policies as described in the “State Variations and Rider Availability” section) can be elected only upon the issuance of the policy, and the Living Benefits Rider can only be elected after the death of the first insured to die; all other riders can be elected at any time, subject to age and/or underwriting restrictions, provided they are available in your state of issue.The following rows are added to the table (Prospectus Page 47):
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Extended No Lapse Guarantee Rider
Guarantees that the policy
will not lapse beyond the
Guarantee Period even if the
policy’s Cash Surrender
Value is insufficient to pay
Monthly Deduction Charges,
subject to satisfaction of a
required premium test.
		Optional	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section. •Requires sufficient
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

premium payments to
satisfy a required premium
test.

•Partial surrenders, policy
loans, and accrued loan
interest will affect the
required premium test and
may result in termination of
the rider.

•Election of the rider results
in a change in the structure
of the Monthly Per
Thousand of Face Amount
Charge. The revised
charge structure will be
applicable even if the rider
is later terminated.

•There is also an additional
rider specific Mortality and
Expense Risk charge
which will apply in addition
to the Monthly Mortality
and Expense Risk charge
of the policy. This charge
will end if the rider
terminates.

•The rider is only available
with Life Insurance Benefit
Option 1 and only if CVAT
is elected.

•The rider will terminate if a
face amount increase is
requested on the policy.

•The rider is not available if
the Return of Premium
Rider or the Level Term
First-to-Die Rider are
elected.

Estate Protection Rider	Provides additional insurance protection for the first four Policy Years if both Insureds die.	Optional	•Only available at policy issue.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Level First-to-Die Term Rider	Provides a level term insurance death benefit upon the death of the first insured while the rider is in effect.	Optional	•The benefit is only paid once (even if both insureds die at the same time). •Only available at policy issue. •This rider is not available if the Extended No Lapse Guarantee Rider is elected.
Additional Benefits Through Riders And OptionsSubject to jurisdictional availability, you can apply for additional benefits by selecting one or more optional riders. Any riders you choose will have their own charges. The Return of Premium Rider and the Overloan Protection Rider can be elected only upon the issuance of the policy, and the Living Benefits Rider can only be elected after the death of the first insured to die; all other riders can be elected at any time, subject to age and/or underwriting restrictions, provided they are available in your state of issue. Dollar-Cost Averaging, Dollar-Cost Averaging Plus Account (only available upon issuance of the policy), Dollar-Cost Averaging Extension Account, Automatic Asset Rebalancing, Interest Sweep, Expense Allocation and Policy Split Option are options that are available without any additional ongoing costs. See “State Variations and Rider Availability” for a list of riders or options (if any) that may not be available in your state. Please note that the examples provided below are intended to illustrate the operation of the riders. The rates and values actually applicable to your policy will vary from those presented.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Dollar-Cost Averaging
Dollar-Cost Averaging is a
systematic method of
investing that allows you to
purchase shares of the
Investment Divisions at
regular intervals in fixed
dollar amounts so that the
cost of your shares is
averaged over time.
Optional
•Dollar-Cost Averaging does
not assure growth or
protect against a loss in
declining markets.
•You may not make
Dollar-Cost Averaging
transfers from the Fixed
Account, but you can make
Dollar-Cost Averaging
transfers into the Fixed
Account.
•Your cash value must be

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

$2,500 or more to elect
Dollar-Cost Averaging and
it will be automatically
suspended if the Cash
Value is less than $2,000
on a transfer date.
•This option is not available
with the Dollar-Cost
Averaging Plus Account or
Dollar-Cost Extension
Account.
•You may not elect
Dollar-Cost Averaging if
you have chosen
Automatic Asset
Rebalancing.

Dollar-Cost Averaging Plus Account
The DCA Plus Program
allows you to make regular
periodic allocations from the
DCA Plus Account into the
Investment Divisions and/or
Fixed Account over the
twelve-month period
following the Initial Premium
Transfer Date. The DCA Plus
Account will credit interest to
the amount in the account at
a rate, which we declare
periodically, in advance, and
at our sole discretion, but the
rate will never be less than
the GMIR.
Optional
•Use of the DCA Plus
Account does not assure
growth or protect against
loss in declining markets.
•The DCA Plus Account
must be elected at the time
your policy is issued.
•Because the entire initial
Premium is not in the DCA
Plus Account for the full
year, the annual effective
rate will not be achieved.
•The entire initial Net
Premium, which must be a
minimum of $1,000, must
be allocated to the DCA
Plus Account.
•You cannot use traditional
Dollar-Cost Averaging or
Interest Sweep until such
time that the DCA Plus
Account is closed.
•The DCA Plus Account will
close automatically 12
months following the Initial
Premium Transfer Date, or
such time that the balance
in the DCA Plus Account
on a DCA Plus Transfer
Date falls below $100,
whichever is sooner.
•You cannot make transfers
into the DCA Plus Account.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Dollar-Cost Averaging Extension Account
After the completion of the
DCA Plus Program, the DCA
Extension Program allows
you to make regular periodic
allocations from the DCA
Extension Account to the
Investment Divisions and/or
Fixed Account when a single
premium payment of at least
$10,000 is made. The DCA
Extension Account will credit
interest to the amount in the
account at a rate, which we
declare periodically, in
advance, and at our sole
discretion, but the rate will
never be less than the GMIR.
Optional
•Use of the DCA Extension
Program does not assure
growth or protect against
loss in declining markets.
•Only available after the
completion of the DCA
Plus Program and in the
first 7 Policy Years.
•Because the entire initial
Premium is not in the DCA
Extension Account for the
full year, the annual
effective rate will not be
achieved.
•You cannot use traditional
Dollar-Cost Averaging or
Interest Sweep until such
time that the DCA
Extension Account is
closed.
•The cash value in the DCA
Extension Account must be
at least $100 for the
program to continue.
•You cannot make transfers
into this account.

Automatic Asset Rebalancing
Automatically rebalances the
amount you have in the
Separate Account on a
schedule you select among
the Investment Divisions to
maintain a predetermined
percentage invested in the
Investment Division(s) you
have selected.
Optional
•Your Separate Account
Value must be at least
$2,500 to elect this option.
We will suspend this option
automatically if the
Separate Account Value is
less than $2,000 on a
rebalancing date.
•You may not elect this
option if you have chosen
Dollar-Cost Averaging or
any of the Dollar-Cost
Averaging Accounts.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	Optional
•The value in the Fixed
Account must be at least
$2,500 to elect this option
and it will be automatically
suspended if the amount in
the Fixed Account falls
below $2,000.
•You cannot use this option
if you have instructed us to
pay any part of your policy
charges from the Fixed
Account.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•Cannot be used if your
Cash Value is allocated
exclusively to an Asset
Allocation Model.
•If you want to use this
option and allocate your
charges, your charges
must be allocated to the
NYLIM VP U.S.
Government Money Market
Investment Division.
•An Interest Sweep transfer
cannot cause more than
the greater of (i) $5,000 or
(ii) 20% of the amount you
have in the Fixed Account
at the beginning of the
Policy Year to be
transferred from the Fixed
Account.
•This option is not available
with the Dollar-Cost
Averaging Plus Account or
Dollar-Cost Extension
Account.

Expense Allocation Option	You can choose how to allocate certain Monthly Deduction Changes from your Cash Value.	Optional	•Expense Allocation is only available from the Fixed Account or the NYLIM VP U.S. Government Money Market Investment Division.
Policy Split Option	You can exchange your policy, without evidence of insurability, for two equal life insurance policies for each insured within a specified time.	Optional	•This option can only be used within 6 months of: the date the final divorce decree has been effective for 6 months; or the date that certain changes are made to the Federal Tax laws.
Premium Deposit Account (“PDA”)
Allows you to fund up to 14
annual Planned Premiums or
179 monthly Planned
Premiums through a lump
sum deposit into an
interest-bearing PDA. The
amount in the PDA earns
interest at a rate effective on
the date the PDA is opened
and that will not change for
the duration of the PDA.
Optional
•Subject to jurisdictional
requirements, the PDA may
be available to you through
an agreement and/or rider.
See “State Variations and
Rider Availability” for more
information.
•The amount you may fund
into the PDA may be
limited by the terms of the
PDA Agreement and/or
Rider.
•You may only make one

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

lump sum deposit into the
PDA.
•Use of the PDA does not
guarantee that the policy
will not lapse.
•There may be limits on
withdrawals from the PDA
and a withdrawal fee may
apply.
•Planned Premium mode
must be monthly or annual
and cannot be changed
during the duration of the
PDA.
•The Initial Premium must
be paid outside of the
PDA.
•The PDA can only be
elected within 45 days after
the Initial Premium is paid
into the policy.

No Lapse Guarantee
This ensures that your policy
will remain in effect during
the Guarantee Period,
provided that your policy
premium payments satisfy
the No Lapse Guarantee
Premium Test on each
Monthly Deduction Day. This
benefit prevents your policy
from lapsing during the
Guarantee Period, even if the
Cash Surrender Value is
insufficient to cover the
Monthly Deduction Charges
on a Monthly Deduction Day.
Standard
•The length of the
Guarantee Period varies
according to the younger
insured’s age at the time
the policy is issued.
•The No Lapse Guarantee
will become inactive before
the end of the Guarantee
Period if, on any Monthly
Deduction Day, your
premium payments do not
pass the No Lapse
Guarantee Premium Test.

Return of Premium (ROP) Rider
The ROP Benefit is equal to
the sum of Planned and
Unplanned Premiums made
into the policy, subject to the
maximum limit shown on the
rider’s Specification Page,
minus any partial surrenders.
If you elect this rider, your
Life Insurance Benefit will be
at least your policy’s Face
Amount plus the ROP
Benefit.
Optional
•Only available at issue.
•Only available with Life
Insurance Benefit Option 1.
•The ROP Benefit amount is
limited to the amount
shown on the rider’s
Specification Page. It can
fluctuate but will never be
less than zero.
•Partial surrenders reduce
the ROP Benefit amount.
•Changing to Life Insurance
Benefit Option 2 will
terminate the ROP Rider
and the ROP Benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Living Benefits Rider (filed as Accelerated Death Benefits Rider)	Advances a portion of the Life Insurance Benefit Proceeds benefit upon Insured having a life expectancy of 12 months or less.	Optional
•This rider can only be
elected after the death of
the first insured to die.
•Minimum accelerated
benefit amount is $25,000.
•Maximum accelerated
benefit amount is $250,000
(total for all NYLIAC and
affiliated companies’
policies).
•A payment under this rider
will reduce your policy’s
Face Amount, rider death
benefits, monthly
deductions, Cash Value,
and any unpaid policy loan.
•There is a $150
administrative fee to
exercise the rider.
•Not available on Qualified
Policies.

Overloan Protection Rider
When activated, the
Overloan Protection Rider
guarantees that your policy
will not lapse even if: (1) the
policy’s Cash Surrender
Value is insufficient to cover
the current Monthly
Deduction Charges or (2) the
policy’s outstanding loans
plus accrued loan interest
exceed its Cash Value.
Optional
To activate this rider, the
following conditions must be
met:
•The policy must be in effect
for at least 15 years.
•The younger insured must
be at least age 75.
•The Life Insurance Benefit
Option elected under the
base policy is Option 1.
•Any outstanding loan plus
accrued loan interest
exceeds the Face Amount
of the policy in effect at the
time of activation.
•Any outstanding loan plus
accrued loan interest must
be less than 99% of the
policy Cash Value after the
deduction of any surrender
charges and the one-time
rider charge.
•Activation of the rider
cannot cause the policy to
violate the GPT or the
CVAT at any duration.
•Cumulative partial
surrenders taken must be
no less than the total
premiums paid under the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

policy.
•Activation results in certain
changes to your policy,
including changes to the
face amount and a
reduction in the Life
Insurance Proceeds. In
addition, all other riders will
end, all Cash Value will be
transferred to the fixed
account, and your ability to
make other policy changes
will be limited.

Survivorship Level Term Rider	Provides an additional 10-year level term insurance benefit on both insureds, payable upon the death of the last surviving insured, in addition to the Base Policy’s Face Amount.	Optional
•Monthly deductions, if this
rider is chosen, include a
cost-of-insurance charge
(based on each Insured’s
issue age, gender, and risk
class) and a Ten-Year
Level Face Amount charge,
both taken for the first 10
Policy Years.
•You can convert all or part
of the term insurance
under this rider to
permanent insurance at
any time before the 10th
policy anniversary, if both
Insureds are living.
•If the first Insured dies
while this rider and this
conversion privilege are in
effect, the coverage on the
remaining Insured can be
converted to a new policy
within 90 days after the
death of the first Insured.
•Ends at the earliest of:
(1) the death of the
surviving Insured; (2) the
10th rider anniversary;
(3) policy termination or
surrender; (4) full
conversion; or (5) partial
conversion below minimum
requirements.

●Dollar-Cost AveragingDollar-Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Division(s) at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time. The main objective of Dollar-Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low, and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels. You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar-Cost Averaging transfers into the Fixed Account. In addition, you cannot make transfers into the DCA Accounts. Transfers out of the DCA Plus Account are subject to the DCA Plus Program and transfers out of the DCA Extension Account are subject to the DCA Extension Program (see below). You can elect this option if your Cash Value is $2,500 or more. We will suspend this option automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar-Cost Averaging transfers will resume automatically as last requested. To set up Dollar-Cost Averaging, you may contact us by phone on our toll-free number (1-800-598-2019) or send a completed Dollar-Cost Averaging form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus or by any other method we make available. We will make Dollar-Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th, or 31st of a month. NYLIAC must receive your written request in Good Order no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request in Good Order. You may cancel the Dollar-Cost Averaging option at any time. To cancel the Dollar-Cost Averaging option, you may call us toll-free at 1-800-598-2019, or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing . However, you have the option of alternating between Dollar-Cost Averaging and Automatic Asset Rebalancing. Dollar-Cost Averaging is not available when the DCA Plus Program or DCA Extension Program is in place.●Dollar-Cost Averaging Plus AccountThe DCA Plus Program allows you to make regular periodic allocations from the DCA Plus Account into the Investment Divisions and/or Fixed Account over the twelve-month period following the Initial Premium Transfer Date. The DCA Plus Account must be elected at the time your policy is issued. It involves the automatic transfer of a specified amount from the DCA Plus Account into the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. Subsequent premium payments received during the DCA Plus Transfer Period will be allocated similarly unless you direct us otherwise. The DCA Plus Account will credit interest at a rate, which we declare periodically, in advance, and at our sole discretion. The rate may fluctuate throughout the DCA Plus Transfer Period, but it will never be less than the GMIR. We may credit different interest rates to the DCA Plus Account, the Fixed Account, and to the Loan Account. Net Premium payments to the DCA Plus Account will receive the applicable interest rate in effect on the Business Day we receive that premium payment. Interest rates for subsequent premium payments into the DCA Plus Account may be different from the rate applied to prior premium payments made into the DCA Plus Account. Interest accrues and is credited daily. Contact your registered representative for the current rate. Amounts in the DCA Plus Account only earn the DCA Plus Account interest rate while they are in the DCA Plus Account waiting to be transferred to the Investment Divisions and/or Fixed Account. Because the entire initial premium is not in the DCA Plus Account for the full year, the annual effective rate will not be achieved. If you elect to participate in this program, the entire initial Net Premium, which must be a minimum of $1,000, must be allocated to the DCA Plus Account. Subsequent premiums received within 12 months following the Initial Premium Transfer Date will also be allocated to the DCA Plus Account unless you direct us otherwise. If you participate in the DCA Plus Account program, you cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Plus Account is closed. The DCA Plus Account will close automatically 12 months following the Initial Premium Transfer Date, or such time that the balance in the DCA Plus Account on a DCA Plus Transfer Date falls below $100, whichever is sooner. Amounts in the DCA Plus Account will be transferred to the Investment Divisions and/or Fixed Account on the monthly anniversary following the Initial Premium Transfer Date. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Plus Account as of the date of the transfer. Transfers from the DCA Plus Account occur automatically and are based on the following formula:
Monthly Anniversary of the Initial Premium Transfer Date	Amount Transferred from the DCA Plus Account (as a percentage of the DCA Plus Account Value as of the applicable Month)
1	8.33%
2	9.09%
3	10.00%
4	11.11%
5	12.50%
6	14.29%
7	16.67%
8	20.00%
9	25.00%
10	33.33%
11	50.00%
12	100.00%
 The entire value of the DCA Plus Account will be completely transferred to the Investment Divisions and/or Fixed Account within 12 months of the Initial Premium Transfer Date. For example, if you allocate an initial premium payment to the DCA Plus Account under which the 12-month term will end on December 31, 2026 and we receive a subsequent premium payment for the DCA Plus Account before December 31, 2026, we will allocate the subsequent premium payment to the same DCA Plus Account and transfer the entire value of the DCA Plus Account to the Investment Divisions and/or Fixed Account by December 31, 2026 based on the schedule shown above, even though a portion of the money was not in the DCA Plus Account for the entire 12-month period. You cannot make transfers into the DCA Plus Account. Use of the DCA Plus Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Plus Account. You can cancel the DCA Plus Account at any time. To cancel the DCA Plus Account, you must send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). Upon receiving your cancellation request we will transfer the entire DCA Plus Account balance to the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. DCA Plus may not be available in all jurisdictions.●Dollar-Cost Averaging Extension AccountThe DCA Extension Program is another optional feature that allows you to make regular periodic allocations from the DCA Extension Account to the Investment Divisions and/or Fixed Account. This program, however, is only available after issue and completion of the DCA Plus Program (if applicable), and only for the first 7 Policy Years (the “DCA Extension Availability Period”). If you select this feature, any single premium payment that we receive during the DCA Extension Availability Period that is a minimum of $10,000 (the “DCA Extension Eligible Premium”) will be applied to the DCA Extension Account. Beginning on the monthly anniversary of the date we receive a DCA Extension Eligible Premium, and continuing for a period of 12 months after we receive that premium, NYLIAC will make periodic transfers on your behalf from the DCA Extension Account into the Investment Divisions and/or Fixed Account in accordance with your premium allocation instructions. The DCA Extension Account will credit interest at a rate which we declare periodically, in advance, and at our sole discretion. The rate may fluctuate throughout the DCA Extension Transfer Period, but it will never be less than the GMIR. We may credit different interest rates to the DCA Extension Account, the Fixed Account, and the Loan Account. Net Premium payments to the DCA Extension Account will receive the applicable interest rate in effect on the Business Day we receive that DCA Extension Eligible Premium payment. Interest rates for subsequent DCA Extension Eligible Premium payments may be different from the rate applied to prior DCA Extension Eligible Premium payments. Interest accrues and is credited daily. Contact your registered representative for the current rate. Amounts in the DCA Extension Account only earn the DCA Extension Account interest rate while they are in the DCA Extension Account waiting to be transferred to the Investment Divisions and/or Fixed Account. Because the entire DCA Extension Eligible Premium is not in the DCA Extension Account for the full year, the annual effective rate will not be achieved. If you elect to participate in this program, you cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Extension Account is closed. For DCA Extension to continue as scheduled, the Cash Value in the DCA Extension Account must be at least $100. If the Cash Value falls below this minimum on a DCA Extension transfer date during the 12 month DCA Extension Transfer Period, the DCA Extension Account will close and any remaining balance will be transferred in accordance with your DCA Extension allocation instructions. You may make a maximum of 12 DCA Extension Eligible Premium payments in a given calendar year. Each DCA Extension Eligible Premium received by us during DCA Extension Availability Period will have its own 12 month transfer schedule, based on the following formula:
The Monthly Anniversary after each DCA Extension Eligible Premium is received	Amount Transferred from the DCA Extension Account per Eligible Premium Payment (as a percentage of the DCA Extension Account Value)
1	8.33%
2	9.09%
3	10.00%
4	11.11%
5	12.50%
6	14.29%
7	16.67%
8	20.00%
9	25.00%
10	33.33%
11	50.00%
12	100.00%
Use of the DCA Extension Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Extension Account. You can cancel the DCA Extension Account at any time. To cancel the DCA Extension Account, you must send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing) or call us toll-free at 1-800-598-2019. Upon receiving your cancellation request we will transfer the entire DCA Extension Account balance to the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. The DCA Extension Program may not be available in all jurisdictions. The DCA Extension Program is not available while the DCA Plus Program is in effect.●Automatic Asset Rebalancing (AAR)If you choose this option, we will rebalance your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Divisions would cause this balance to shift. With the Automatic Asset Rebalancing (AAR) option, we will rebalance the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify. Values in the Fixed Account, DCA Plus Account and DCA Extension Account are excluded from AAR.  We will make AAR transfers either quarterly, semi-annually or annually (but not monthly), based on your Policy Anniversary Date. If your Policy Anniversary Date is on the 29th, 30th or 31st of a month, the rebalancing transfer will occur on the 28th of the month. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, or to modify an existing AAR, you may call us toll-free at 1-800-598-2019, or send a completed AAR form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request. You can elect this option if your Separate Account Value is $2,500 or more. We will suspend this option automatically if the Separate Account Value is less than $2,000 on a rebalancing date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this option. You can cancel or modify the AAR option at any time. To cancel the AAR option, you may call us at 1-800-598-2019 or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). You cannot elect AAR if you have chosen Dollar-Cost Averaging. However, you have the option of alternating between the two options. AAR is available when the DCA Plus and DCA Extension Programs are in place but funds in the DCA Plus and DCA Extension Accounts are not eligible for AAR.●Interest SweepYou can instruct us to periodically transfer the interest credited to the Fixed Account to the Investment Division(s) you specify. You can elect this option as long as the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an Interest Sweep transfer unless you contact us on our toll-free number (1-800-598-2019) or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). NYLIAC must receive the request no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request. You cannot choose the Interest Sweep option if you have instructed us to pay any part of your policy charges from the Fixed Account. If you want to elect the Interest Sweep option and you want to allocate your charges, you must allocate your charges to the NYLIM VP U.S. Government Money Market Investment Division. You can request Interest Sweep in addition to either the Dollar-Cost Averaging or Automatic Asset Rebalancing option. If an Interest Sweep transfer is scheduled for the same day as a Dollar-Cost Averaging or Automatic Asset Rebalancing transfer, we will process the Interest Sweep transfer first. If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep option. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this option. Once the amount you have in the Fixed Account equals or exceeds $2,000, the Interest Sweep option will resume automatically as scheduled. You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you may contact us at our toll-free number (1-800-598-2019) or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). Interest Sweep is not available when the DCA Plus or DCA Extension Program is in place.●Expense Allocation OptionAt any time, you can choose how to allocate certain Monthly Deduction Charges from your Cash Value. (See “Charges Associated with the Policy—Deductions from Cash Value” for details.) Expense Allocation is only available from the Fixed Account or the NYLIM VP U.S. Government Money Market Investment Division.●Policy Split OptionYou can exchange your SVUL policy, without evidence of insurability, for two equal life insurance policies, one on each of the Insureds, within 6 months of the following two dates: (1)the date that a final divorce decree which terminates the marriage of the Insureds has been in effect for six months; or (2)the effective date of a change in the Federal tax law which results in: (a) a reduction in the unlimited Federal Estate Tax marital deduction provision (Section 2056 of the IRC); or (b) a reduction of at least 50% in the highest marginal federal estate rate in effect on the Policy Date. In order to request a policy split, you must send a written request in Good Order to VPSC at one of the addresses listed on the first page of this prospectus. At the time we receive your request in Good Order: (1)Both insureds must be living; (2)Each new policy will be a variable adjustable life policy which is being offered by us on the date of the exchange; and (3)An insurable interest must exist between the owner of each new policy and the insured of that new policy under all applicable laws. See the SAI for more information about the Policy Split Option.●Premium Deposit Account (“PDA”) A Premium Deposit Account (“PDA”) is an optional feature you can use to fund planned premiums into your policy. You may fund from 1 to 14 years of annual planned premiums or 11 to 179 monthly planned premiums through the PDA. You may elect this option by entering into a PDA Agreement with NYLIAC and/or through the election of a PDA Rider, subject to jurisdictional requirements. See “State Variations and Rider Availability” for information on how the PDA is available and other state specific variations. Under the PDA Agreement, after paying your Initial Premium Payment directly into the policy, you can make a lump sum deposit into an interest-bearing PDA. The deposit and interest earned on the amount in the PDA will be used to automatically pay subsequent planned premiums into your policy, either on a monthly or annual basis. Once the annual or monthly mode is selected it cannot be changed for the term of the PDA. Interest will be credited daily on the funds remaining in the PDA at an annual rate(s)-effective on the date of the PDA and will not change for the term of the PDA. If you lower your planned premiums, we will pay the new lowered planned premiums from the PDA and return the difference remaining in the PDA to you (subject to any applicable withdrawal fee). There may be tax withholding amounts that may also reduce the amount remaining the PDA. If you increase your planned premiums, we will pay the new increased planned premium from the PDA and we will notify you of any shortfall. Upon election of the PDA, you will receive a notice with the planned premium schedule and the interest rate applicable to your PDA. Withdrawals are permitted from the PDA and may be subject to a withdrawal fee. The withdrawal fee may change but will never exceed 10% of the withdrawal. Generally, there are two types of withdrawals permitted from the PDA (see “State Variations and Rider Availability” for state specific variations): ●One-Time Withdrawal - During the first 3 Policy Years after you make the deposit to the PDA, you may make a one-time withdrawal that is equal to the lesser of: (a) 10% of the amount in the PDA; or (b) $25,000. We must receive a signed notice from you electing to make this one-time withdrawal no later than 31 days before the policy’s third policy anniversary. A withdrawal fee will not be deducted from a One-Time Withdrawal. ●A Full Cash Withdrawal - In most jurisdictions, a full cash withdrawal of the remaining PDA balance is permitted at any time and is generally subject to a withdrawal fee that will never exceed 10%. However, a full cash withdrawal will not incur a withdrawal fee in the following cases: ●The policy is canceled in accordance with the Free Look provision. ●The date the policy ends due to death of the last surviving Insured. ●When benefits are paid under the Living Benefits Rider. The PDA Agreement and/or Rider will end, and we will pay you the entire amount in the PDA, if any, on the earliest of the following to occur: the date the policy ends, the date of a full cash withdrawal of the PDA (less any applicable withdrawal fee) or when there are no funds remaining in the PDA. After the PDA ends, any additional premium payments must be made by another method for paying premiums discussed in this prospectus. The deposit into the PDA is not a premium payment and the PDA has no cash value or loan value under the policy. The PDA is not registered under the 1933 Act or as an investment company under the 1940 Act and is part of our General Account. As such, amounts allocated to the PDA do not have the benefits and protections of these statutes and are subject to our financial strength and claims paying ability and the claims of our general creditors. Use of the PDA does not guarantee the policy will not lapse and even if you pay all your planned premiums, additional premiums may be needed to keep the policy in force. The deposit into the PDA does not affect the Surrender Charge Schedule. Any interest earned on the PDA will be taxable and, subject to applicable requirements, will be reported to you and the IRS on a Form 1099-INT. As the deposit into the PDA is not a premium payment, it will not be used in determining whether the policy is a Modified Endowment Contract, but planned premiums paid out of the PDA will be used for this purpose. Example: The following illustrates how the PDA can be used with the policy. A policyowner makes an Initial Premium payment of $10,000 into the policy and wants to open a PDA to fund 6 future annual Planned Premium payments of $10,000 each. Assuming a hypothetical interest rate of 5.25%, the policyowner would make a lump sum deposit of $50,353.64 to fund the PDA. The following chart depicts the planned premiums made into the policy and how the interest earned on the PDA contributes to those premium payments.
Year	PDA Beginning Balance	Interest Earned	Annual Premium paid from PDA	PDA Ending Balance
1	$50,353.64	$2,643.57	-$10,000	$42,997.21
2	$42,997.21	$2,257.35	-$10,000	$35,254.56
3	$35,254.56	$1,850.86	-$10,000	$27,105.42
4	$27,105.42	$1,423.03	-$10,000	$18,528.45
5	$18,528.45	$972.74	-$10,000	$9,501.19
6	$9,501.19	$498.81	-$10,000	$0
●Return of Premium (ROP) Rider: If you elect this rider, your Life Insurance Benefit will equal the greater of: (a) the sum of your policy’s Face Amount plus the ROP Benefit (described below) or (b) a percentage of the Cash Value equal to the minimum necessary for your policy to qualify as life insurance under IRC Section 7702. Rider Eligibility: This rider is only available at issue and with Life Insurance Benefit Option 1. Life Insurance Benefit Option 2 is not permitted with this rider. A change in the Life Insurance Benefit Option 1 to Option 2 will remove the rider from the policy. ROP Benefit: At issue, the ROP Benefit is equal to zero. Generally, any Planned or Unplanned Premium payment made into the policy will increase the rider’s ROP Benefit by the amount of the premiums paid into the policy, subject to the maximum limit shown on the rider’s Specifications Page. This amount of the ROP Benefit will fluctuate depending on the amount of premiums you have made while the rider is in effect, but it will never be less than zero. Any partial surrender will reduce the ROP Benefit by the amount of the partial surrender, including any applicable surrender charges and associated processing fees. Cessation of Increases to the ROP Benefit: Increases to the ROP Benefit will cease on the earliest of the following dates: (a) on the date that the ROP Benefit equals the Maximum ROP Benefit (as shown in the rider’s Specifications Page); (b) on the ROP Benefit Increase Cessation Date (as shown in the rider’s Specifications Page); (c) on the next Monthly Deduction Day that is on or follows the date we receive your written request in Good Order to stop any further increases; (d) the effective date of any requested increase in the Face Amount of your policy; or (e) the effective date of a change in your Life Insurance Benefit Option. After increases cease, we will not take into account any more premiums paid when determining the ROP Benefit amount. Once increases in this rider’s ROP Benefit cease, they cannot be started again. Effect of Partial Surrenders on the Policy’s Cash Value and Face Amount: If you request a partial surrender under the policy, the policy’s Cash Value will be reduced by the full amount of the partial surrender. If the amount of the requested partial surrender exceeds the amount of the ROP Benefit, the policy’s Face Amount may be reduced. If so, the reduction in Face Amount will equal the difference between: a)the amount of the partial surrender including any associated Surrender Charges and processing fees minus the amount of the ROP Benefit immediately prior to the partial surrender; and b)the greater of: i.the Cash Value of the policy immediately prior to the partial surrender, minus the amount of the ROP Benefit immediately prior to the partial surrender, minus the Face Amount of the policy divided by the applicable percentage for the life insurance qualification test you chose (as shown on the Table of Percentages for Life Insurance benefit for compliance with Internal Revenue Code Section 7702 in your Base Policy Specifications Pages for the Insureds' Attained Ages at the time of the partial surrender), or ii.zero. The Face Amount decrease will first be applied to reduce the most recent Face Amount increase. It will then be applied to reduce the other Face Amount increases in the reverse order in which they took place, and then to decrease the initial Face Amount at issue. Effect of a Life Insurance Benefit Option change: If you request a change from Life Insurance Benefit Option 1 to Option 2, the rider will terminate and all increases to the ROP Benefit will cease. The Face Amount of your policy will be increased by the amount of the ROP Benefit and decreased by your policy’s Cash Value. Any applicable surrender charges will be assessed. Once terminated the ROP Rider cannot be added back to your policy. Rider Charge: The cost of this rider is considered part of the Cost of Insurance for the policy. While this rider is in effect, the Monthly Cost of Insurance Charge for the policy will generally be higher than if the ROP Rider was not included. With the ROP Rider, each Planned or Unplanned Premium payment made (up to the maximum amount specified in the Rider), will increase the policy’s Life Insurance Benefit, which will, in turn, increase the policy’s Net Amount at Risk. Because cost of insurance charges are calculated based on the Net Amount at Risk, any increase in the Net Amount at Risk will also increase the Monthly Cost of Insurance Charges. If the ROP Rider is not selected, the payment of premiums into the policy generally will decrease the Net Amount at Risk under Life Insurance Benefit Option 1. For this reason, a policyowner who selects the ROP Rider may pay higher Monthly Cost of Insurance Charges than he or she would pay without the Rider, depending on the amount of premiums paid into the policy. The Monthly Cost of Insurance charge is included in the Monthly Deduction Charges which will be deducted from your Cash Surrender Value on each Monthly Deduction Day. For more information on cost of insurance charges and the calculation of the Net Amount at Risk, see “Deductions from Cash Value—Monthly Cost of Insurance Charges.” Termination of the ROP Rider: You may choose to terminate the rider at any time. If you terminate the rider, your Life Insurance Benefit will equal the amount payable under Life Insurance Benefit Option 1 (unless subsequent option changes are made). Once terminated, the rider cannot be added back to the policy. Example: The following illustrates the ROP benefit available for a policy with $250,000 of Face Amount and Life Insurance Benefit Option 1:
Policy Year	Planned and Unplanned Premiums made into the policy	Amount of Premiums Paid	Face Amount	ROP Benefit(1)	Life Insurance Benefit(2)
1	$3,500	$3,500	$250,000	$3,500	$253,500
2	$3,500	$7,000	$250,000	$7,000	$257,000
3	$3,500	$10,500	$250,000	$10,500	$260,500
(1)Subject to Maximum ROP Benefit and ROP Benefit Cessation Date (both as shown on the rider’s Specification Page) (2)Amounts illustrated assume that the Life Insurance Benefit with the ROP benefit is larger than the Corridor Death Benefit.●Living Benefits Rider (filed as Accelerated Benefits Rider): Under this rider, once the first insured dies and if the last surviving insured has a life expectancy of twelve months or less, you may request a portion or all of the Life Insurance Benefit Proceeds as an accelerated death benefit. You must elect this rider to have it included in your policy. This election can be made at any time after the death of the first insured. This rider is not available on Qualified Policies. You can cancel this rider at any time by sending us a signed written notice in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). This rider will end on the date we receive your request. You may elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Life Insurance Benefit Proceeds. We will pay you an amount equal to:

Elected percentage	X	Eligible proceeds	X	Interest factor	—	Administrative fee (up to $150)	—	Elected percentage of an unpaid policy loan
Minimum accelerated benefit amount: $25,000. Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies). If you accelerate less than 100% of the eligible proceeds, the remaining Face Amount of your policy after we pay this benefit must be at least $100,000. We do not permit any subsequent acceleration. When we make a payment under this rider, we will reduce your policy’s Face Amount, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of $150 at the time you exercise the rider. Amounts received under this rider generally will be excludable from your gross income under IRC Section 101 (g). The exclusion from gross income will not apply, however, if you are not the insured and if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours. In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact. Example: The following illustrates the benefit available under the Living Benefits Rider, assuming: (1) an Elected Accelerated Benefit of 100% and 50%, respectively; (2) Eligible Proceeds and Face Amount of $250,000; (3) an Interest Factor of 0.9434; (4) an Administrative Fee of $150; and an (5) Outstanding Loan of $5,000:
Elected Percentage	Eligible Proceeds	Interest Factor	Administrative Fee	Elected Percentage x Outstanding Loan	Total Accelerated Benefit Available ((1)x(2)x(3)) - (4) - ((1)x(5))
100%	$250,000	0.9434	$150	$5,000	$230,700
50%	$250,000	0.9434	$150	$2,500	$115,275
●Overloan Protection Rider: When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if: (1) the policy’s Cash Surrender Value is insufficient to cover the current Monthly Deduction Charges or (2) the policy’s outstanding loans plus accrued loan interest exceed its Cash Value. To activate the Overloan Protection Rider you must provide us with a written request in Good Order. A one-time charge will be deducted from the policy’s Cash Value on the activation date. This charge will vary based on whether the policy's Life Insurance Qualification Test is GPT or CVAT (See "Policy Payment Information—Life Insurance Benefit Options.”) There is no charge if the Rider is never activated. In addition, the following conditions must be met upon receipt of your written request: ●The policy must be in effect for at least 15 years. ●The younger insured must be at least age 75. ●The Life Insurance Benefit Option elected under the base policy is Option 1 (if you request to exercise the rider and you had elected Life Insurance Benefit Option 2, we will automatically switch it to Option 1 before activating the rider). ●Any outstanding loan plus accrued loan interest exceeds the Face Amount of the policy in effect at the time of activation. ●Any outstanding loan plus accrued loan interest must be less than 99% of the policy Cash Value after the deduction of any surrender charges and the one-time rider charge. ●Activation of the rider cannot cause the policy to violate the GPT or the CVAT at any duration. ●Cumulative partial surrenders taken must be no less than the total premiums paid under the policy. ●The policy is not a modified endowment contract (MEC) and would not become a MEC upon activation of the rider. (For a discussion of these rules, see “Federal Income Tax Considerations—Modified Endowment Contract Status”). Once the policy meets the conditions outlined above, we will mail a notice to you at your last known address to notify you that the Overloan Protection Rider can be activated. The Overloan Protection Rider will be effective on the Monthly Deduction Day following the day we receive your written request to activate in Good Order, provided that the policy still meets the conditions for rider activation. Once in effect, the Overloan Protection Rider will prevent your policy from ending. The following changes to your policy will take effect. ●The Face Amount of the policy will be changed to 101% of the policy’s Cash Value (the “OLP Face Amount”). ●The policy’s Life Insurance Proceeds will be the greater of: A or (B x C) where: A =The OLP Face Amount calculated at rider activation; B =the greater of: (i) the policy’s Cash Value, or (ii) any outstanding loans plus accrued loan interest; and C = the greater of 101% or the minimum percentage necessary for the policy to qualify as life insurance under section 7702 of the Internal Revenue Code. ●Any Cash Value under the policy that is not invested in the Fixed Account will be transferred to the Fixed Account. ●Any riders, except the Overloan Protection Rider will end. ●No further policy changes, premium payments, transfers, partial surrenders, or full surrenders will be allowed. ●No additional loans (except those resulting from unpaid loan interest) or loan repayments will be permitted. ●Loan interest will continue to accrue. If not paid when due, the interest will become part of any outstanding loan and will also accrue interest. ●No further Monthly Deduction Charges will be taken. This policy may be purchased with the intention of accumulating cash value on a tax-free basis over some period (such as retirement) and relying on the Overloan Protection Rider to periodically borrow from the Policy without allowing the Policy to lapse. Anyone contemplating the purchase of the Policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the Overloan Protection Rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the Overloan Protection Rider is activated. For this reason, you should consider very carefully, after consultation with your tax advisor, whether to exercise the Overloan Protection Rider. Example: For a policy issued where the Life Insurance Qualification Test is GPT and the following policy values at younger insureds Attained Age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $45,500 (3.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,267,045	$1,317,225	$0	$1,254,500	$1,254,500	$1,000,500	$254,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1 –calculated as the greater of the Face Amount ($1,267,045) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,254,500 x 1.05) or $1,317,225. *No surrender charges apply. Example: For a Policy issued where the Life Insurance Qualification Test is CVAT with the following policy values for younger insured, Male at attained age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $58,500 (4.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the younger Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,253,915	$1,415,310	$0	$1,241,500	$1,241,500	$1,000,500	$241,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1–calculated as the greater of the Face Amount ($1,253,915) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,241,500 x 1.14) or $1,415,310. *No surrender charges apply.●Survivorship Level Term Rider: This rider provides an additional ten-year level term insurance benefit payable upon the death of the last surviving Insured, in addition to the Life Insurance Benefit of the Base Policy. The amount of this term insurance benefit, referred to as the Ten-Year Level Face Amount, is chosen at application and shown on the Rider Specifications Page. This rider ends at the end of the 10 year term period unless it ends earlier under another provision of the rider. You may convert all or part of the term insurance under this rider to permanent insurance before the tenth policy anniversary, provided both Insureds are living. After the death of the first insured, you will have 90 days to convert the term insurance under this rider to permanent insurance Monthly deductions for this rider are taken from the Base Policy’s Cash Value on each Monthly Deduction Day during the first ten policy years. These deductions include (1) a monthly cost of insurance charge, which varies based on each Insured’s issue age, gender, and underwriting classification, and (2) a Ten-Year Level Face Amount charge. Example: The following illustrates benefit available under the Survivorship Level Term Rider, assuming a rider Face Amount of $2,000,000 and a Policy Face Amount of $1,000,000, issued on Insureds (Male/Female, Age 55/50, Preferred Nonsubstandard Rating), one of whom dies at the beginning of Policy Year 2 and the other whom dies at the beginning of Policy Year 8 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	SLTR Life Insurance Benefit
1	$409	$409	$0
2	$431	$840	$0
3	$459	$1,299	$0
4	$493	$1,792	$0
5	$537	$2,329	$0
6	$592	$2,921	$0
7	$659	$3,580	$0
8	$0	$3,580	$2,000,000
Age 121 Policy AnniversaryBeginning on the policy anniversary on which the younger insured is age 121, the Life Insurance Benefit will remain in force for all subsequent years, but the following limitations will apply: (a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your policy from lapsing. (b)No Face Amount or Life Insurance Benefit Option changes will be permitted. (c)Other than the Monthly Mortality and Expense Risk Charge, no further monthly deductions will be made from your Cash Value. (d)Your Cash Value will continue to be invested in the Investment Options chosen by the policyowner. (e)Transfers among the Investment Options will continue to be allowed. (f)Partial surrenders and loan repayments will continue to be allowed. (g)New policy loans may be requested and loan interest will continue to accrue on any new and existing loans at the current Loan Interest Rate. However, if the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy minus surrender charges, your policy could lapse. (h)Any other riders attached to your policy will end, unless stated otherwise in the rider. The ROP Rider will not end at age 121. Please consult your tax advisor regarding the tax implications of these options. If your policy is still in effect when the last surviving insured dies, we will pay the Life Insurance Proceeds to the beneficiary.Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you can exchange one life insurance policy for another in a “tax-free exchange” under IRC Section 1035. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Also, some charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for IRC Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for the purposes of effecting an IRC Section 1035 exchange. Because the final surrender value of your existing policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be impacted by increases or decreases in policy values that result from market fluctuations during the period between submission of the exchange request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange request in Good Order. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.24-Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you may exchange it for a new survivorship policy on the lives of the Insureds without evidence of insurability and without a Surrender Charge deduction. The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of this VUL Policy. The new policy will have a face amount equal to the initial Face Amount of this Policy. It will be based on the same Policy Date, Insureds' classes of risk, genders, and Issue Ages as this Policy, but will not offer variable investment options such as the Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. All riders attached to this Policy will end on the date of exchange, unless we agree otherwise. To exchange your policy: ●your policy must be in force on the date of the exchange; ●you must repay any unpaid loan (including any accrued loan interest); and ●you must submit a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). We will process your request for an exchange on the later of: (1) the Business Day on which we receive your written request in Good Order along with your policy, or (2) the Business Day on which we receive the necessary loan payment for your exchange in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy’s Cash Value plus a refund of all Monthly Cost of Insurance Charges, Monthly Per Thousand of Face Amount Charges, Premium Expense Charges and any rider charges taken as of the date of the exchange. We will not refund Monthly Mortality and Expense Risk Charges, or Monthly Contract Charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. We will require you to make any adjustment to the premiums and Cash Value of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law. Requests received after 4:00 pm (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Extended No Lapse Guarantee Rider
Guarantees that the policy
will not lapse beyond the
Guarantee Period even if the
policy’s Cash Surrender
Value is insufficient to pay
Monthly Deduction Charges,
subject to satisfaction of a
required premium test.
		Optional	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section. •Requires sufficient
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

premium payments to
satisfy a required premium
test.

•Partial surrenders, policy
loans, and accrued loan
interest will affect the
required premium test and
may result in termination of
the rider.

•Election of the rider results
in a change in the structure
of the Monthly Per
Thousand of Face Amount
Charge. The revised
charge structure will be
applicable even if the rider
is later terminated.

•There is also an additional
rider specific Mortality and
Expense Risk charge
which will apply in addition
to the Monthly Mortality
and Expense Risk charge
of the policy. This charge
will end if the rider
terminates.

•The rider is only available
with Life Insurance Benefit
Option 1 and only if CVAT
is elected.

•The rider will terminate if a
face amount increase is
requested on the policy.

•The rider is not available if
the Return of Premium
Rider or the Level Term
First-to-Die Rider are
elected.

Estate Protection Rider	Provides additional insurance protection for the first four Policy Years if both Insureds die.	Optional	•Only available at policy issue.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Level First-to-Die Term Rider	Provides a level term insurance death benefit upon the death of the first insured while the rider is in effect.	Optional	•The benefit is only paid once (even if both insureds die at the same time). •Only available at policy issue. •This rider is not available if the Extended No Lapse Guarantee Rider is elected.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Dollar-Cost Averaging
Dollar-Cost Averaging is a
systematic method of
investing that allows you to
purchase shares of the
Investment Divisions at
regular intervals in fixed
dollar amounts so that the
cost of your shares is
averaged over time.
Optional
•Dollar-Cost Averaging does
not assure growth or
protect against a loss in
declining markets.
•You may not make
Dollar-Cost Averaging
transfers from the Fixed
Account, but you can make
Dollar-Cost Averaging
transfers into the Fixed
Account.
•Your cash value must be

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

$2,500 or more to elect
Dollar-Cost Averaging and
it will be automatically
suspended if the Cash
Value is less than $2,000
on a transfer date.
•This option is not available
with the Dollar-Cost
Averaging Plus Account or
Dollar-Cost Extension
Account.
•You may not elect
Dollar-Cost Averaging if
you have chosen
Automatic Asset
Rebalancing.

Dollar-Cost Averaging Plus Account
The DCA Plus Program
allows you to make regular
periodic allocations from the
DCA Plus Account into the
Investment Divisions and/or
Fixed Account over the
twelve-month period
following the Initial Premium
Transfer Date. The DCA Plus
Account will credit interest to
the amount in the account at
a rate, which we declare
periodically, in advance, and
at our sole discretion, but the
rate will never be less than
the GMIR.
Optional
•Use of the DCA Plus
Account does not assure
growth or protect against
loss in declining markets.
•The DCA Plus Account
must be elected at the time
your policy is issued.
•Because the entire initial
Premium is not in the DCA
Plus Account for the full
year, the annual effective
rate will not be achieved.
•The entire initial Net
Premium, which must be a
minimum of $1,000, must
be allocated to the DCA
Plus Account.
•You cannot use traditional
Dollar-Cost Averaging or
Interest Sweep until such
time that the DCA Plus
Account is closed.
•The DCA Plus Account will
close automatically 12
months following the Initial
Premium Transfer Date, or
such time that the balance
in the DCA Plus Account
on a DCA Plus Transfer
Date falls below $100,
whichever is sooner.
•You cannot make transfers
into the DCA Plus Account.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Dollar-Cost Averaging Extension Account
After the completion of the
DCA Plus Program, the DCA
Extension Program allows
you to make regular periodic
allocations from the DCA
Extension Account to the
Investment Divisions and/or
Fixed Account when a single
premium payment of at least
$10,000 is made. The DCA
Extension Account will credit
interest to the amount in the
account at a rate, which we
declare periodically, in
advance, and at our sole
discretion, but the rate will
never be less than the GMIR.
Optional
•Use of the DCA Extension
Program does not assure
growth or protect against
loss in declining markets.
•Only available after the
completion of the DCA
Plus Program and in the
first 7 Policy Years.
•Because the entire initial
Premium is not in the DCA
Extension Account for the
full year, the annual
effective rate will not be
achieved.
•You cannot use traditional
Dollar-Cost Averaging or
Interest Sweep until such
time that the DCA
Extension Account is
closed.
•The cash value in the DCA
Extension Account must be
at least $100 for the
program to continue.
•You cannot make transfers
into this account.

Automatic Asset Rebalancing
Automatically rebalances the
amount you have in the
Separate Account on a
schedule you select among
the Investment Divisions to
maintain a predetermined
percentage invested in the
Investment Division(s) you
have selected.
Optional
•Your Separate Account
Value must be at least
$2,500 to elect this option.
We will suspend this option
automatically if the
Separate Account Value is
less than $2,000 on a
rebalancing date.
•You may not elect this
option if you have chosen
Dollar-Cost Averaging or
any of the Dollar-Cost
Averaging Accounts.

Interest Sweep	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.	Optional
•The value in the Fixed
Account must be at least
$2,500 to elect this option
and it will be automatically
suspended if the amount in
the Fixed Account falls
below $2,000.
•You cannot use this option
if you have instructed us to
pay any part of your policy
charges from the Fixed
Account.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

•Cannot be used if your
Cash Value is allocated
exclusively to an Asset
Allocation Model.
•If you want to use this
option and allocate your
charges, your charges
must be allocated to the
NYLIM VP U.S.
Government Money Market
Investment Division.
•An Interest Sweep transfer
cannot cause more than
the greater of (i) $5,000 or
(ii) 20% of the amount you
have in the Fixed Account
at the beginning of the
Policy Year to be
transferred from the Fixed
Account.
•This option is not available
with the Dollar-Cost
Averaging Plus Account or
Dollar-Cost Extension
Account.

Expense Allocation Option	You can choose how to allocate certain Monthly Deduction Changes from your Cash Value.	Optional	•Expense Allocation is only available from the Fixed Account or the NYLIM VP U.S. Government Money Market Investment Division.
Policy Split Option	You can exchange your policy, without evidence of insurability, for two equal life insurance policies for each insured within a specified time.	Optional	•This option can only be used within 6 months of: the date the final divorce decree has been effective for 6 months; or the date that certain changes are made to the Federal Tax laws.
Premium Deposit Account (“PDA”)
Allows you to fund up to 14
annual Planned Premiums or
179 monthly Planned
Premiums through a lump
sum deposit into an
interest-bearing PDA. The
amount in the PDA earns
interest at a rate effective on
the date the PDA is opened
and that will not change for
the duration of the PDA.
Optional
•Subject to jurisdictional
requirements, the PDA may
be available to you through
an agreement and/or rider.
See “State Variations and
Rider Availability” for more
information.
•The amount you may fund
into the PDA may be
limited by the terms of the
PDA Agreement and/or
Rider.
•You may only make one

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

lump sum deposit into the
PDA.
•Use of the PDA does not
guarantee that the policy
will not lapse.
•There may be limits on
withdrawals from the PDA
and a withdrawal fee may
apply.
•Planned Premium mode
must be monthly or annual
and cannot be changed
during the duration of the
PDA.
•The Initial Premium must
be paid outside of the
PDA.
•The PDA can only be
elected within 45 days after
the Initial Premium is paid
into the policy.

No Lapse Guarantee
This ensures that your policy
will remain in effect during
the Guarantee Period,
provided that your policy
premium payments satisfy
the No Lapse Guarantee
Premium Test on each
Monthly Deduction Day. This
benefit prevents your policy
from lapsing during the
Guarantee Period, even if the
Cash Surrender Value is
insufficient to cover the
Monthly Deduction Charges
on a Monthly Deduction Day.
Standard
•The length of the
Guarantee Period varies
according to the younger
insured’s age at the time
the policy is issued.
•The No Lapse Guarantee
will become inactive before
the end of the Guarantee
Period if, on any Monthly
Deduction Day, your
premium payments do not
pass the No Lapse
Guarantee Premium Test.

Return of Premium (ROP) Rider
The ROP Benefit is equal to
the sum of Planned and
Unplanned Premiums made
into the policy, subject to the
maximum limit shown on the
rider’s Specification Page,
minus any partial surrenders.
If you elect this rider, your
Life Insurance Benefit will be
at least your policy’s Face
Amount plus the ROP
Benefit.
Optional
•Only available at issue.
•Only available with Life
Insurance Benefit Option 1.
•The ROP Benefit amount is
limited to the amount
shown on the rider’s
Specification Page. It can
fluctuate but will never be
less than zero.
•Partial surrenders reduce
the ROP Benefit amount.
•Changing to Life Insurance
Benefit Option 2 will
terminate the ROP Rider
and the ROP Benefit.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations
Living Benefits Rider (filed as Accelerated Death Benefits Rider)	Advances a portion of the Life Insurance Benefit Proceeds benefit upon Insured having a life expectancy of 12 months or less.	Optional
•This rider can only be
elected after the death of
the first insured to die.
•Minimum accelerated
benefit amount is $25,000.
•Maximum accelerated
benefit amount is $250,000
(total for all NYLIAC and
affiliated companies’
policies).
•A payment under this rider
will reduce your policy’s
Face Amount, rider death
benefits, monthly
deductions, Cash Value,
and any unpaid policy loan.
•There is a $150
administrative fee to
exercise the rider.
•Not available on Qualified
Policies.

Overloan Protection Rider
When activated, the
Overloan Protection Rider
guarantees that your policy
will not lapse even if: (1) the
policy’s Cash Surrender
Value is insufficient to cover
the current Monthly
Deduction Charges or (2) the
policy’s outstanding loans
plus accrued loan interest
exceed its Cash Value.
Optional
To activate this rider, the
following conditions must be
met:
•The policy must be in effect
for at least 15 years.
•The younger insured must
be at least age 75.
•The Life Insurance Benefit
Option elected under the
base policy is Option 1.
•Any outstanding loan plus
accrued loan interest
exceeds the Face Amount
of the policy in effect at the
time of activation.
•Any outstanding loan plus
accrued loan interest must
be less than 99% of the
policy Cash Value after the
deduction of any surrender
charges and the one-time
rider charge.
•Activation of the rider
cannot cause the policy to
violate the GPT or the
CVAT at any duration.
•Cumulative partial
surrenders taken must be
no less than the total
premiums paid under the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/ Limitations

policy.
•Activation results in certain
changes to your policy,
including changes to the
face amount and a
reduction in the Life
Insurance Proceeds. In
addition, all other riders will
end, all Cash Value will be
transferred to the fixed
account, and your ability to
make other policy changes
will be limited.

Survivorship Level Term Rider	Provides an additional 10-year level term insurance benefit on both insureds, payable upon the death of the last surviving insured, in addition to the Base Policy’s Face Amount.	Optional
•Monthly deductions, if this
rider is chosen, include a
cost-of-insurance charge
(based on each Insured’s
issue age, gender, and risk
class) and a Ten-Year
Level Face Amount charge,
both taken for the first 10
Policy Years.
•You can convert all or part
of the term insurance
under this rider to
permanent insurance at
any time before the 10th
policy anniversary, if both
Insureds are living.
•If the first Insured dies
while this rider and this
conversion privilege are in
effect, the coverage on the
remaining Insured can be
converted to a new policy
within 90 days after the
death of the first Insured.
•Ends at the earliest of:
(1) the death of the
surviving Insured; (2) the
10th rider anniversary;
(3) policy termination or
surrender; (4) full
conversion; or (5) partial
conversion below minimum
requirements.

Item 18. Portfolio Companies (N-6) [Text Block]	Appendix: Eligible Portfolios Available Under the PolicyThe Eligible Portfolios The following is a list of the Eligible Portfolios currently available under the policy. Before you invest, you should review the prospectuses for the Portfolios. These prospectuses contain more information about the Portfolios and their risks and may be amended from time to time. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/PUFT/svulaccii.You can also request this information at no cost by calling 1-800-598-2019 or sending an email request to SVULAccumulatorIIProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)—Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management, Inc.	0.68%	11.34%	13.96%	11.86%
Asset Allocation	NYLIM VP Balanced—Initial Class Adviser: New York Life Investments Subadvisers: NYL Investors LLC (“NYLI”) and Wellington Management LLP (“Wellington”)	0.72%	11.44%	7.41%	7.30%
Investment Grade Bond	NYLIM VP Bond—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.55%	6.83%	(0.63) %	1.96%
Sector	NYLIM VP CBRE Global Infrastructure—Initial Class Adviser: New York Life Investments Subadviser: CBRE Investment Management Listed Real Assets LLC	0.95%*	15.60%	7.06%	2.64%
Asset Allocation	NYLIM VP Conservative Allocation—Initial Class Adviser: New York Life Investments	0.55%	9.56%	3.93%	5.40%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity—Initial Class Adviser: New York Life Investments Subadviser: Dimensional Fund Advisors LP	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield—Initial Class Adviser: New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	0.68%*	14.24%	12.02%	9.96%
Asset Allocation	NYLIM VP Equity Allocation—Initial Class Adviser: New York Life Investments	0.69%	13.98%	8.17%	9.34%
Sector	NYLIM VP Fidelity Institutional AM® Utilities—Initial Class Adviser: New York Life Investments Subadviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.64%	5.13%	5.43%	5.01%
Asset Allocation	NYLIM VP Growth Allocation—Initial Class Adviser: New York Life Investments	0.64%	12.52%	7.33%	8.32%
Alternatives	NYLIM VP Hedge Multi-Strategy—Initial Class Adviser: New York Life Investments	1.01%*	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder—Initial Class Adviser: New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.63%*	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced—Initial Class Adviser: New York Life Investments Subadviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%*	6.87%	4.44%	6.14%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.65%	8.87%	3.98%	4.40%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.57%	8.44%	0.10%	1.38%
Large Cap Equity	NYLIM VP MFS® Investors Trust—Initial Class Adviser: New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	0.75%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research—Initial Class Adviser: New York Life Investments Subadviser: MFS	0.76%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation—Initial Class Adviser: New York Life Investments	0.58%	11.30%	5.62%	6.88%
Sector	NYLIM VP Natural Resources—Initial Class Adviser: New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector	NYLIM VP Newton Technology Growth—Initial Class Adviser: New York Life Investments Subadviser: NIMNA	0.78%*	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return—Initial Class Adviser: New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.09%*	8.16%	1.36%	3.29%
International/Global Equity	NYLIM VP PineStone International Equity—Initial Class Adviser: New York Life Investments Subadviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index—Initial Class Adviser: New York Life Investments	0.12%*	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities—Initial Class Adviser: New York Life Investments Subadviser: Schroder Investment Management North America	0.83%*	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth—Initial Class Adviser: New York Life Investments Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.86%	4.89%	1.64%	8.95%
Money Market	NYLIM VP U.S. Government Money Market—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.28%*	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.75%*	9.53%	5.93%	7.41%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Winslow Capital Management, Inc.	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio—Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
Large Cap Value	AB VPS Relative Value Portfolio—Class A Adviser: AB	0.60%*	10.47%	11.42%	10.57%
Asset Allocation	American Funds® IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.54%	15.85%	8.97%	9.77%
Investment Grade Bond	American Funds® IS The Bond Fund of America®—Class 2 Adviser: CRMC	0.47%*	7.26%	(0.14)%	2.36%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®—Class 2 Adviser: CRMC	0.73%	9.39%	(2.50)%	1.23%
Large Cap Equity	American Funds® IS Growth Fund—Class 2 Adviser: CRMC	0.58%	20.24%	13.37%	17.97%
Large Cap Equity	American Funds® IS Growth-Income Fund—Class 2 Adviser: CRMC	0.53%	18.06%	13.90%	13.92%
Sector	American Funds® IS New World Fund®—Class 2 Adviser: CRMC	0.82%*	28.29%	5.33%	9.25%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)—Class 2 Adviser: CRMC	0.90%*	14.64%	0.49%	7.23%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®—Class 2 Adviser: CRMC	0.50%*	7.75%	(0.23)%	1.70%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund—Class 2 Adviser: CRMC	0.50%*	17.21%	13.89%	12.36%
Asset Allocation	BlackRock® Global Allocation V.I. Fund—Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%*	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund—Class I Adviser: BlackRock Subadviser: BlackRock International Limited	0.54%*	9.19%	4.79%	6.31%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Non-Investment Grade Bond	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1 Adviser: Columbia Management Investment Advisers, LLC ("Columbia")	0.75%*	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1 Adviser: Columbia	0.52%	9.06%	(0.43)%	2.77%
Investment Grade Bond	Columbia Variable Portfolio—Small Company Growth Fund—Class 1 Adviser: Columbia	0.87%*	21.69%	3.59%	15.19%
Alternatives	DWS Alternative Asset Allocation VIP—Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	0.93%	10.50%	5.29%	4.89%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid Cap Equity	DWS Small Cap Index VIP—Class A Adviser: DIMA Subadviser: Northern Trust Investments, Inc.	0.37%*	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP—Class A Adviser: DIMA	0.80%*	18.21%	9.66%	7.57%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio—Initial Class Adviser: Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	0.14%	6.98%	(0.57)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.87%	41.20%	5.88%	10.93%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.46%	19.02%	12.51%	11.60%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode Capital Management, LLC (“Geode”)	0.12%	12.32%	8.02%	N/A
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Sector	Fidelity® VIP Health Care Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class Adviser: FMR Subadviser: FIL Investment Advisors	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“Franklin”)	0.70%*	N/A	N/A	N/A
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Templeton Aggressive Model Portfolio—Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) Subadviser: Franklin	0.63%	17.30%	10.41%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.60%	9.39%	2.92%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	13.56%	6.76%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	15.29%	8.12%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	11.76%	5.17%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%*	38.48%	11.08%	8.23%
International/Global Equity	Invesco V.I. EQV International Equity Fund—Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.90%	16.50%	3.68%	6.22%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®—Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio—Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Janus Henderson Global Research Portfolio—Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
Investment Grade Bond	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I Adviser: Lord, Abbett & Co. LLC	0.47%*	N/A	N/A	N/A
Large Cap Equity	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I) Adviser: Lincoln Financial Investments Corporation (“LFIC”) Subadviser: ClearBridge Investments, LLC	0.70%*	14.50%	12.72%	13.34%
Small/Mid Cap Equity	LVIP SSgA Mid-Cap Index Fund—Standard Class Adviser: LFIC Subadviser: SSgA Funds Management, Inc.	0.35%*	13.55%	9.94%	9.31%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)—Initial Class Adviser: MFS	0.89%*	33.26%	7.28%	9.95%
Mid Cap Equity	MFS® Mid Cap Value Portfolio—Initial Class Adviser: MFS	0.79%*	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Series—Initial Class Adviser: MFS	0.87%*	12.96%	(0.28)%	10.74%
Foreign Large Blend	MFS® Research International Portfolio—Initial Class Adviser: MFS	0.90%*	22.05%	5.51%	7.54%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I Adviser: Neuberger Berman Investment Advisers LLC	0.86%*	5.45%	4.47%	10.96%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.16%*	81.26%	8.81%	12.17%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Investment Grade Bond	PIMCO VIT Income Portfolio—Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio—Institutional Class Adviser: PIMCO	0.51%	5.68%	1.72%	1.94%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio—Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio—Institutional Class Adviser: PIMCO	0.58%	9.05%	0.16%	2.51%
Sector	Principal VC Real Estate Securities Account—Class 1 Adviser: Principal Global Investors, LLC Subadviser: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Putnam VT International Value Fund—Class IA Adviser: Putnam Investment Management, LLC Subadvisers: Franklin, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	Voya Growth and Income Portfolio—Class I Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC (“Voya”)	0.67%*	18.21%	15.46%	14.62%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class I Adviser: Voya	0.55%*	7.71%	0.15%	2.66%

Prospectuses Available [Text Block]	The following is a list of the Eligible Portfolios currently available under the policy. Before you invest, you should review the prospectuses for the Portfolios. These prospectuses contain more information about the Portfolios and their risks and may be amended from time to time. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/PUFT/svulaccii.You can also request this information at no cost by calling 1-800-598-2019 or sending an email request to SVULAccumulatorIIProspectus@newyorklife.com. The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)—Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) Subadviser: American Century Investment Management, Inc.	0.68%	11.34%	13.96%	11.86%
Asset Allocation	NYLIM VP Balanced—Initial Class Adviser: New York Life Investments Subadvisers: NYL Investors LLC (“NYLI”) and Wellington Management LLP (“Wellington”)	0.72%	11.44%	7.41%	7.30%
Investment Grade Bond	NYLIM VP Bond—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.55%	6.83%	(0.63) %	1.96%
Sector	NYLIM VP CBRE Global Infrastructure—Initial Class Adviser: New York Life Investments Subadviser: CBRE Investment Management Listed Real Assets LLC	0.95%*	15.60%	7.06%	2.64%
Asset Allocation	NYLIM VP Conservative Allocation—Initial Class Adviser: New York Life Investments	0.55%	9.56%	3.93%	5.40%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity—Initial Class Adviser: New York Life Investments Subadviser: Dimensional Fund Advisors LP	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield—Initial Class Adviser: New York Life Investments Subadviser: Epoch Investment Partners, Inc. ("Epoch")	0.68%*	14.24%	12.02%	9.96%
Asset Allocation	NYLIM VP Equity Allocation—Initial Class Adviser: New York Life Investments	0.69%	13.98%	8.17%	9.34%
Sector	NYLIM VP Fidelity Institutional AM® Utilities—Initial Class Adviser: New York Life Investments Subadviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.64%	5.13%	5.43%	5.01%
Asset Allocation	NYLIM VP Growth Allocation—Initial Class Adviser: New York Life Investments	0.64%	12.52%	7.33%	8.32%
Alternatives	NYLIM VP Hedge Multi-Strategy—Initial Class Adviser: New York Life Investments	1.01%*	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder—Initial Class Adviser: New York Life Investments Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.63%*	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced—Initial Class Adviser: New York Life Investments Subadviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.59%*	6.87%	4.44%	6.14%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.65%	8.87%	3.98%	4.40%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond—Initial Class Adviser: New York Life Investments Subadviser: MacKay	0.57%	8.44%	0.10%	1.38%
Large Cap Equity	NYLIM VP MFS® Investors Trust—Initial Class Adviser: New York Life Investments Subadviser: Massachusetts Financial Services Company (“MFS”)	0.75%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research—Initial Class Adviser: New York Life Investments Subadviser: MFS	0.76%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation—Initial Class Adviser: New York Life Investments	0.58%	11.30%	5.62%	6.88%
Sector	NYLIM VP Natural Resources—Initial Class Adviser: New York Life Investments Subadviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Sector	NYLIM VP Newton Technology Growth—Initial Class Adviser: New York Life Investments Subadviser: NIMNA	0.78%*	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return—Initial Class Adviser: New York Life Investments Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.09%*	8.16%	1.36%	3.29%
International/Global Equity	NYLIM VP PineStone International Equity—Initial Class Adviser: New York Life Investments Subadviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index—Initial Class Adviser: New York Life Investments	0.12%*	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities—Initial Class Adviser: New York Life Investments Subadviser: Schroder Investment Management North America	0.83%*	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth—Initial Class Adviser: New York Life Investments Subadvisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.86%	4.89%	1.64%	8.95%
Money Market	NYLIM VP U.S. Government Money Market—Initial Class Adviser: New York Life Investments Subadviser: NYLI	0.28%*	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap—Initial Class Adviser: New York Life Investments Subadviser: Wellington	0.75%*	9.53%	5.93%	7.41%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth—Initial Class Adviser: New York Life Investments Subadviser: Winslow Capital Management, Inc.	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio—Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
Large Cap Value	AB VPS Relative Value Portfolio—Class A Adviser: AB	0.60%*	10.47%	11.42%	10.57%
Asset Allocation	American Funds® IS Asset Allocation Fund—Class 2 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.54%	15.85%	8.97%	9.77%
Investment Grade Bond	American Funds® IS The Bond Fund of America®—Class 2 Adviser: CRMC	0.47%*	7.26%	(0.14)%	2.36%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®—Class 2 Adviser: CRMC	0.73%	9.39%	(2.50)%	1.23%
Large Cap Equity	American Funds® IS Growth Fund—Class 2 Adviser: CRMC	0.58%	20.24%	13.37%	17.97%
Large Cap Equity	American Funds® IS Growth-Income Fund—Class 2 Adviser: CRMC	0.53%	18.06%	13.90%	13.92%
Sector	American Funds® IS New World Fund®—Class 2 Adviser: CRMC	0.82%*	28.29%	5.33%	9.25%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)—Class 2 Adviser: CRMC	0.90%*	14.64%	0.49%	7.23%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®—Class 2 Adviser: CRMC	0.50%*	7.75%	(0.23)%	1.70%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund—Class 2 Adviser: CRMC	0.50%*	17.21%	13.89%	12.36%
Asset Allocation	BlackRock® Global Allocation V.I. Fund—Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) Subadviser: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%*	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund—Class I Adviser: BlackRock Subadviser: BlackRock International Limited	0.54%*	9.19%	4.79%	6.31%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. Subadviser: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Non-Investment Grade Bond	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1 Adviser: Columbia Management Investment Advisers, LLC ("Columbia")	0.75%*	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1 Adviser: Columbia	0.52%	9.06%	(0.43)%	2.77%
Investment Grade Bond	Columbia Variable Portfolio—Small Company Growth Fund—Class 1 Adviser: Columbia	0.87%*	21.69%	3.59%	15.19%
Alternatives	DWS Alternative Asset Allocation VIP—Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) Subadviser: RREEF America LLC	0.93%	10.50%	5.29%	4.89%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Small/Mid Cap Equity	DWS Small Cap Index VIP—Class A Adviser: DIMA Subadviser: Northern Trust Investments, Inc.	0.37%*	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP—Class A Adviser: DIMA	0.80%*	18.21%	9.66%	7.57%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio—Initial Class Adviser: Fidelity Management & Research Company (“FMR”) Subadvisers: Other investment advisers	0.14%	6.98%	(0.57)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.87%	41.20%	5.88%	10.93%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.46%	19.02%	12.51%	11.60%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode Capital Management, LLC (“Geode”)	0.12%	12.32%	8.02%	N/A
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Sector	Fidelity® VIP Health Care Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class Adviser: FMR Subadviser: FIL Investment Advisors	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio—Initial Class Adviser: FMR Subadviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio—Initial Class Adviser: FMR Subadvisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“Franklin”)	0.70%*	N/A	N/A	N/A
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Asset Allocation	Franklin Templeton Aggressive Model Portfolio—Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) Subadviser: Franklin	0.63%	17.30%	10.41%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.60%	9.39%	2.92%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	13.56%	6.76%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	15.29%	8.12%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio—Class I Adviser: FTFA Subadviser: Franklin	0.57%	11.76%	5.17%	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%*	38.48%	11.08%	8.23%
International/Global Equity	Invesco V.I. EQV International Equity Fund—Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.90%	16.50%	3.68%	6.22%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®—Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio—Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Janus Henderson Global Research Portfolio—Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
Investment Grade Bond	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I Adviser: Lord, Abbett & Co. LLC	0.47%*	N/A	N/A	N/A
Large Cap Equity	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I) Adviser: Lincoln Financial Investments Corporation (“LFIC”) Subadviser: ClearBridge Investments, LLC	0.70%*	14.50%	12.72%	13.34%
Small/Mid Cap Equity	LVIP SSgA Mid-Cap Index Fund—Standard Class Adviser: LFIC Subadviser: SSgA Funds Management, Inc.	0.35%*	13.55%	9.94%	9.31%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)—Initial Class Adviser: MFS	0.89%*	33.26%	7.28%	9.95%
Mid Cap Equity	MFS® Mid Cap Value Portfolio—Initial Class Adviser: MFS	0.79%*	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Series—Initial Class Adviser: MFS	0.87%*	12.96%	(0.28)%	10.74%
Foreign Large Blend	MFS® Research International Portfolio—Initial Class Adviser: MFS	0.90%*	22.05%	5.51%	7.54%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I Adviser: Neuberger Berman Investment Advisers LLC	0.86%*	5.45%	4.47%	10.96%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.16%*	81.26%	8.81%	12.17%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)—Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	0.74%	8.16%	9.26%	9.15%
Investment Grade Bond	PIMCO VIT Income Portfolio—Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio—Institutional Class Adviser: PIMCO	0.51%	5.68%	1.72%	1.94%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio—Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio—Institutional Class Adviser: PIMCO	0.58%	9.05%	0.16%	2.51%
Sector	Principal VC Real Estate Securities Account—Class 1 Adviser: Principal Global Investors, LLC Subadviser: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
Portfolio Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
International/Global Equity	Putnam VT International Value Fund—Class IA Adviser: Putnam Investment Management, LLC Subadvisers: Franklin, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	Voya Growth and Income Portfolio—Class I Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC (“Voya”)	0.67%*	18.21%	15.46%	14.62%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class I Adviser: Voya	0.55%*	7.71%	0.15%	2.66%

Temporary Fee Reductions, Current Expenses [Text Block]	Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time at the option of the Fund. Annual expenses for the Eligible Portfolios for the year ended December 31, 2025, reflect temporary fee reductions under such an arrangement.
New York Life Survivorship Variable Universal Life Accumulator II | Risk of Lapse (especially on minimally-funded policies)
Item 2. Key Information [Line Items]
Item 5. Principal Risks [Table Text Block]	If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges. However, the rider requires sufficient premium payments to satisfy a required premium test and may terminate if those requirements are not met. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.
Principal Risk [Text Block]	Risk of Lapse (especially on minimally-funded policies)Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the last surviving insured. You may also lose the principal invested. Note that termination and lapse have the same meaning and effect throughout this prospectus. A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required. In addition, by paying only the minimum required monthly premium for the No Lapse Guarantee, you may forego the opportunity to build up significant Cash Value in the policy. When initially determining the amount of your planned premium payments, you should consider funding your policy at a level that has the potential to maximize the investment opportunities within your policy and to minimize the risks associated with market fluctuations.
New York Life Survivorship Variable Universal Life Accumulator II | Investment Risk
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Investment RiskWhile a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions or Eligible Portfolios. You bear the entire investment risk for all amounts allocated to the Separate Account Investment Divisions. Your premium and Cash Value allocation choices should be consistent with your personal investment objective and your risk tolerance.
New York Life Survivorship Variable Universal Life Accumulator II | Portfolio Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Portfolio RisksThe Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to each of the Investment Divisions can be found in the corresponding Fund’s prospectus.
New York Life Survivorship Variable Universal Life Accumulator II | Risk of Lapse from Policy Loans
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Lapse from Policy LoansThe larger a policy loan becomes relative to the policy’s Cash Surrender Value, the greater the risk that the policy’s Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. Any loan interest payable on a policy anniversary that you do not pay will become part of the outstanding policy loan principal and will also accrue interest. A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the interest rate credited on the loan amount in the Loan Account, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid. Unless your policy qualifies as a modified endowment contract, policy loans are not taxable. However, if loans taken, including unpaid loan interest, exceed the premiums paid, a policy surrender or lapse will result in a taxable event for you. If a policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you.
New York Life Survivorship Variable Universal Life Accumulator II | Limitations on Access to Cash Value
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Limitations on Access to Cash Value (Liquidity Risk)The Policy is generally not a liquid investment. Surrender charges will apply during the Surrender Charge Period applicable to you. The policy is designed for long-term life insurance coverage. It is not suitable as a short-term investment vehicle. There are limitations on your ability to access your cash value through full and partial surrenders, including surrender charges, partial surrender fees, possible tax consequences, adverse impacts on policy benefits, increased risk of policy lapse, and administrative requirements. A partial surrender will reduce your policy’s Cash Value by the amount withdrawn. If the policy’s Cash Surrender Value is reduced to a point where it cannot meet the Monthly Deduction Charges, your policy may lapse and terminate. A partial surrender may also reduce your policy’s Face Amount and may have adverse tax consequences. Accessing Cash Value through policy loans also has costs, increases the risk of policy lapse, may have adverse tax consequences, and may negatively impact your Cash Value and other policy benefits.
New York Life Survivorship Variable Universal Life Accumulator II | Tax Risks
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Tax RisksThe section of this prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable universal life insurance contracts in a manner that could result in you being treated as the owner of your policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in policy benefits, the policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to policy distributions, including loans; (4) in general, the possibility that the policy may not qualify as life insurance under the federal tax law after the younger insured becomes age 100 and that the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.
New York Life Survivorship Variable Universal Life Accumulator II | Potential for Increased Charges
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Potential for Increased ChargesThe actual charges deducted are current charges on your policy. However, we have the right to increase those charges at any time up to the guaranteed maximum charges specified in the fee table and as stated in your policy. (See “Table of Fees and Expenses” for more information.)
New York Life Survivorship Variable Universal Life Accumulator II | Potential Harmful Transfer Activity
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Potentially Harmful Transfer ActivityThis policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity (see “Description of the Policy—Limits on Transfers” for more information). We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things: ●portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective; ●increased administrative and Fund brokerage expenses; and/or ●dilution of the interests of long-term investors. An underlying Fund portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)
New York Life Survivorship Variable Universal Life Accumulator II | Potential for Low Crediting Rates
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Potential for Low Crediting RatesThe rates we declare on the Fixed Account, DCA Accounts and Loan Account may be lower than what you would find acceptable.
New York Life Survivorship Variable Universal Life Accumulator II | Insurance Company Risks; Risks Affecting our Administration of Your Policy
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Insurance Company Risks; Risks Affecting our Administration of Your PolicyNYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including, those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on information systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.) NYLIAC’s obligations under the policy are subject to its claims-paying ability and financial strength, and are not backed or guaranteed by NYLIC.
New York Life Survivorship Variable Universal Life Accumulator II | Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in this policy, including loss of your premiums (principal).For more detailed information, see Summary of Principal Risks of Investing in the Policy; Management and Organization – About the Separate Account.
New York Life Survivorship Variable Universal Life Accumulator II | Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	This policy is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.The policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications in the early years of the policy make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans.For more detailed information, see Summary of Principal Risks of Investing in the Policy; Loans; and Surrenders–Partial Surrenders–Amount Available for a Partial Surrender.
Principal Risk [Text Block]	Not a Short-Term InvestmentIn addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. (See “Loans”, and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender”.)
New York Life Survivorship Variable Universal Life Accumulator II | Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	•An investment in this policy is subject to the risk of poor investment performance of the Eligible Portfolios (portfolio companies) you choose, and the value of an investment can vary depending on the performance of the Eligible Portfolios.•Each investment option (the Eligible Portfolios and the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.•A discussion of the risks of allocating your premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/PUFT/svulaccii. You should review the prospectuses for the Eligible Portfolios before making an investment decision.For more detailed information, see Summary of Principal Risks of Investing in the Policy; Management and Organization – About the Separate Account.
New York Life Survivorship Variable Universal Life Accumulator II | Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	An investment in the policy is subject to the risks related to New York Life Insurance and Annuity Corporation (NYLIAC), including:•Any obligations (including the Fixed Account and the DCA Accounts), guarantees, and benefits of the policy are subject to the claims-paying ability and financial strength of NYLIAC.•There are risks relating to NYLIAC’s administration of the policy, including cybersecurity and infectious disease outbreak risks.•If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC, including its financial strength ratings, is available upon request from NYLIAC at 1-800-598-2019.For more detailed information, see Management and Organization; Financial Statements; Summary of Principal Risks of Investing in the Policy– Insurance Company Risks; Risks Affecting Our Administration of the Policy.
New York Life Survivorship Variable Universal Life Accumulator II | Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	If elected, the Extended No Lapse Guarantee Rider may help prevent policy lapse even if the Policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.Your policy can lapse even if you pay all of the planned premiums on time. When a policy lapses, it has no value, and no benefits are paid upon the death of the last surviving insured. You may also lose the principal invested. A policy can lapse if the Cash Surrender Value is insufficient to pay the Monthly Deduction Charges and other charges. This can happen due to insufficient premium payments, poor investment performance, partial surrenders, unpaid loans or loan interest, and policy charges (including increases in those charges). The larger a policy loan becomes relative to the policy’s Cash Surrender Value, the greater the risk that the policy’s Cash Surrender Value will not be sufficient to support the policy’s charges and expenses, including any loan interest due, and the greater the risk of the policy lapsing. A policy lapse may have tax consequences.A policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuation and other performance related risks. To continue to keep your policy in force when the Guarantee Period ends, premium payments significantly higher than the premium necessary to maintain the No Lapse Guarantee benefit may be required.If the policy lapses, there are costs and premium requirements associated with reinstatement of the policy.For more detailed information, see Summary of Principal Risks of Investing in the Policy; Termination and Reinstatement; Premiums– Risk of Minimally Funded Policies.
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP American Century Large Cap Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC (“New York Life Investments”)
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	11.34%
Average Annual Total Returns, 5 Years [Percent]	13.96%
Average Annual Total Returns, 10 Years [Percent]	11.86%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Balanced Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Balanced—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYL Investors LLC (“NYLI”) and Wellington Management LLP (“Wellington”)
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	11.44%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	7.30%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Bond—Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYLI
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	6.83%
Average Annual Total Returns, 5 Years [Percent]	(0.63%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP CBRE Global Infrastructure Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP CBRE Global Infrastructure—Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.60%
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	2.64%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Conservative Allocation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Conservative Allocation—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	9.56%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.40%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Dimensional U.S. Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Dimensional U.S. Equity—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors LP
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	13.75%
Average Annual Total Returns, 5 Years [Percent]	12.39%
Average Annual Total Returns, 10 Years [Percent]	12.68%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Epoch U.S. Equity Yield Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Epoch U.S. Equity Yield—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch Investment Partners, Inc. ("Epoch")
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	14.24%
Average Annual Total Returns, 5 Years [Percent]	12.02%
Average Annual Total Returns, 10 Years [Percent]	9.96%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Equity Allocation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Equity Allocation—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.98%
Average Annual Total Returns, 5 Years [Percent]	8.17%
Average Annual Total Returns, 10 Years [Percent]	9.34%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Fidelity Institutional AM® Utilities Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Fidelity Institutional AM® Utilities—Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	13.79%
Average Annual Total Returns, 5 Years [Percent]	12.34%
Average Annual Total Returns, 10 Years [Percent]	10.97%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Floating Rate Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Floating Rate—Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYLI
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.01%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Growth Allocation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Growth Allocation—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	12.52%
Average Annual Total Returns, 5 Years [Percent]	7.33%
Average Annual Total Returns, 10 Years [Percent]	8.32%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Hedge Multi-Strategy - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Hedge Multi-Strategy—Initial Class
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	8.05%
Average Annual Total Returns, 5 Years [Percent]	2.92%
Average Annual Total Returns, 10 Years [Percent]	2.07%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Income Builder Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Income Builder—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Epoch and MacKay Shields LLC (“MacKay”)
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	16.99%
Average Annual Total Returns, 5 Years [Percent]	6.56%
Average Annual Total Returns, 10 Years [Percent]	7.40%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Janus Henderson Balanced Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Janus Henderson Balanced—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC (“Janus”)
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.05%
Average Annual Total Returns, 5 Years [Percent]	8.58%
Average Annual Total Returns, 10 Years [Percent]	10.19%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Mackay Convertible Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay Convertible—Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	16.40%
Average Annual Total Returns, 5 Years [Percent]	5.60%
Average Annual Total Returns, 10 Years [Percent]	10.38%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Mackay High Yield Corporate Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay High Yield Corporate Bond—Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	6.14%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Mackay Strategic Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay Strategic Bond—Initial Class
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	8.87%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	4.40%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP MacKay U.S. Infrastructure Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MacKay U.S. Infrastructure Bond—Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MacKay
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	1.38%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP MFS® Investors Trust Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MFS® Investors Trust—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company (“MFS”)
Current Expenses [Percent]	0.75%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP MFS® Research Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP MFS® Research—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	MFS
Current Expenses [Percent]	0.76%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Moderate Allocation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Moderate Allocation—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	11.30%
Average Annual Total Returns, 5 Years [Percent]	5.62%
Average Annual Total Returns, 10 Years [Percent]	6.88%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Natural Resources Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Natural Resources—Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC (“NIMNA”)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	15.20%
Average Annual Total Returns, 5 Years [Percent]	17.27%
Average Annual Total Returns, 10 Years [Percent]	10.88%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Newton Technology Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Newton Technology Growth—Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NIMNA
Current Expenses [Percent]	0.78%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP PIMCO Real Return Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP PIMCO Real Return—Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC (“PIMCO”)
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.29%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP PineStone International Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP PineStone International Equity—Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	PineStone Asset Management Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	12.29%
Average Annual Total Returns, 5 Years [Percent]	0.20%
Average Annual Total Returns, 10 Years [Percent]	5.44%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP SP 500 Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP S&P 500 Index—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	17.72%
Average Annual Total Returns, 5 Years [Percent]	14.28%
Average Annual Total Returns, 10 Years [Percent]	14.63%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Schroders Mid Cap Opportunities - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Schroders Mid Cap Opportunities—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Schroder Investment Management North America
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.27%
Average Annual Total Returns, 5 Years [Percent]	5.05%
Average Annual Total Returns, 10 Years [Percent]	7.39%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Small Cap Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Small Cap Growth—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Brown Advisory, LLC and Segall Bryant & Hamill, LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.89%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	8.95%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP U.S. Government Money Market Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP U.S. Government Money Market—Initial Class
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	NYLI
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	4.05%
Average Annual Total Returns, 5 Years [Percent]	3.02%
Average Annual Total Returns, 10 Years [Percent]	1.89%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Wellington Small Cap Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Wellington Small Cap—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Wellington
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	7.41%
New York Life Survivorship Variable Universal Life Accumulator II | NYLIM VP Winslow Large Cap Growth Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	NYLIM VP Winslow Large Cap Growth—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	New York Life Investments
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	16.14%
New York Life Survivorship Variable Universal Life Accumulator II | AB VPS Discovery Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio—Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P. (“AB”)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
New York Life Survivorship Variable Universal Life Accumulator II | AB VPS Relative Value Portfolio - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio—Class A
Portfolio Company Objective [Text Block]	Large Cap Value
Portfolio Company Adviser [Text Block]	AB
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS Asset Allocation Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Asset Allocation Fund—Class 2
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management CompanySM (“CRMC”)
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	8.97%
Average Annual Total Returns, 10 Years [Percent]	9.77%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS The Bond Fund of America® - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS The Bond Fund of America®—Class 2
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.26%
Average Annual Total Returns, 5 Years [Percent]	(0.14%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS Capital World Bond Fund® - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Capital World Bond Fund®—Class 2
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	(2.50%)
Average Annual Total Returns, 10 Years [Percent]	1.23%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS Growth Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth Fund—Class 2
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	20.24%
Average Annual Total Returns, 5 Years [Percent]	13.37%
Average Annual Total Returns, 10 Years [Percent]	17.97%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS Growth-Income Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Growth-Income Fund—Class 2
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	18.06%
Average Annual Total Returns, 5 Years [Percent]	13.90%
Average Annual Total Returns, 10 Years [Percent]	13.92%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS New World Fund® - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS New World Fund®—Class 2
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	28.29%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	9.25%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS SMALLCAP World Fund - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)—Class 2
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	0.49%
Average Annual Total Returns, 10 Years [Percent]	7.23%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS U.S. Government Securities Fund®-Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS U.S. Government Securities Fund®—Class 2
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
New York Life Survivorship Variable Universal Life Accumulator II | American Funds IS Washington Mutual Investors Fund® - Class 2
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds® IS Washington Mutual Investors Fund—Class 2
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	CRMC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	17.21%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	12.36%
New York Life Survivorship Variable Universal Life Accumulator II | BlackRock® Global Allocation V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock® Global Allocation V.I. Fund—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC (“BlackRock”)
Portfolio Company Subadviser [Text Block]	BlackRock (Singapore) Limited and BlackRock International Limited
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	19.80%
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	7.59%
New York Life Survivorship Variable Universal Life Accumulator II | BlackRock® High Yield V.I. Fund - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BlackRock® High Yield V.I. Fund—Class I
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	BlackRock
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	9.19%
Average Annual Total Returns, 5 Years [Percent]	4.79%
Average Annual Total Returns, 10 Years [Percent]	6.31%
New York Life Survivorship Variable Universal Life Accumulator II | BNY Mellon Sustainable U.S. Equity Portfolio - Initial Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
New York Life Survivorship Variable Universal Life Accumulator II | Columbia Variable Portfolio - Emerging Markets Bond Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1
Portfolio Company Objective [Text Block]	Non-Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisers, LLC ("Columbia")
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.78%
Average Annual Total Returns, 5 Years [Percent]	1.70%
Average Annual Total Returns, 10 Years [Percent]	4.28%
New York Life Survivorship Variable Universal Life Accumulator II | Columbia Variable Portfolio - Intermediate Bond Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio—Intermediate Bond Fund—Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	2.77%
New York Life Survivorship Variable Universal Life Accumulator II | Columbia Variable Portfolio - Small Company Growth Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Columbia Variable Portfolio—Small Company Growth Fund—Class 1
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Columbia
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	21.69%
Average Annual Total Returns, 5 Years [Percent]	3.59%
Average Annual Total Returns, 10 Years [Percent]	15.19%
New York Life Survivorship Variable Universal Life Accumulator II | DWS Alternative Asset Allocation VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP—Class A
Portfolio Company Objective [Text Block]	Alternatives
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas Inc. (“DIMA”)
Portfolio Company Subadviser [Text Block]	RREEF America LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.50%
Average Annual Total Returns, 5 Years [Percent]	5.29%
Average Annual Total Returns, 10 Years [Percent]	4.89%
New York Life Survivorship Variable Universal Life Accumulator II | DWS Small Cap Index VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Cap Index VIP—Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	DIMA
Portfolio Company Subadviser [Text Block]	Northern Trust Investments, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	12.64%
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	9.33%
New York Life Survivorship Variable Universal Life Accumulator II | DWS Small Mid Cap Value VIP - Class A
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	DWS Small Mid Cap Value VIP—Class A
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	DIMA
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	9.66%
Average Annual Total Returns, 10 Years [Percent]	7.57%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Bond Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Bond Index Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company (“FMR”)
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.57%)
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Contrafund Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP ContrafundSM Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	21.52%
Average Annual Total Returns, 5 Years [Percent]	15.37%
Average Annual Total Returns, 10 Years [Percent]	15.78%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Emerging Markets Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Emerging Markets Portfolio—Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	41.20%
Average Annual Total Returns, 5 Years [Percent]	5.88%
Average Annual Total Returns, 10 Years [Percent]	10.93%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Equity-Income Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Equity-Income PortfolioSM—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Extended Market Index Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (“Geode”)
Current Expenses [Percent]	0.12%
Average Annual Total Returns, 1 Year [Percent]	12.32%
Average Annual Total Returns, 5 Years [Percent]	8.02%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Freedom 2020 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	13.33%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	7.38%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Freedom 2030 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	15.52%
Average Annual Total Returns, 5 Years [Percent]	6.25%
Average Annual Total Returns, 10 Years [Percent]	8.88%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Freedom 2040 Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FMR
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	18.79%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	10.87%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Growth Opportunities Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Opportunities Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	22.02%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	19.94%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Health Care Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Health Care Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	14.39%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	8.75%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP International Capital Appreciation Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.81%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP International Index Portfolio - Intial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP International Index Portfolio—Initial Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Geode
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	33.15%
Average Annual Total Returns, 5 Years [Percent]	8.02%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
New York Life Survivorship Variable Universal Life Accumulator II | Fidelity® VIP Mid Cap Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Mid Cap Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	FMR
Portfolio Company Subadviser [Text Block]	Other investment advisers
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Gold and Precious Metals VIP Fund - Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Gold and Precious Metals VIP Fund—Class 1
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc. (“Franklin”)
Current Expenses [Percent]	0.70%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Templeton Aggressive Model Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Aggressive Model Portfolio—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC (“FTFA”)
Portfolio Company Subadviser [Text Block]	Franklin
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	17.30%
Average Annual Total Returns, 5 Years [Percent]	10.41%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Templeton Conservative Model Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Conservative Model Portfolio—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	9.39%
Average Annual Total Returns, 5 Years [Percent]	2.92%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Templeton Moderate Model Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Moderate Model Portfolio—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	13.56%
Average Annual Total Returns, 5 Years [Percent]	6.76%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Templeton Moderately Aggressive Model Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Aggressive Model Portfolio—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	15.29%
Average Annual Total Returns, 5 Years [Percent]	8.12%
New York Life Survivorship Variable Universal Life Accumulator II | Franklin Templeton Moderately Conservative Model Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Franklin Templeton Moderately Conservative Model Portfolio—Class I
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	FTFA
Portfolio Company Subadviser [Text Block]	Franklin
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.76%
Average Annual Total Returns, 5 Years [Percent]	5.17%
New York Life Survivorship Variable Universal Life Accumulator II | Goldman Sachs VIT International Equity Insights Fund - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT International Equity Insights Fund—Institutional Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	38.48%
Average Annual Total Returns, 5 Years [Percent]	11.08%
Average Annual Total Returns, 10 Years [Percent]	8.23%
New York Life Survivorship Variable Universal Life Accumulator II | Invesco V.I. EQV International Equity Fund - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. EQV International Equity Fund—Series I Shares
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc. (“Invesco”)
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	16.50%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	6.22%
New York Life Survivorship Variable Universal Life Accumulator II | Invesco V.I. Main Street Small Cap Fund® - Series I Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Invesco V.I. Main Street Small Cap Fund®—Series I Shares
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Invesco
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
New York Life Survivorship Variable Universal Life Accumulator II | Janus Henderson Enterprise Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Enterprise Portfolio—Institutional Shares
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Janus
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.67%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	12.79%
New York Life Survivorship Variable Universal Life Accumulator II | Janus Henderson Global Research Portfolio - Institutional Shares
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Janus Henderson Global Research Portfolio—Institutional Shares
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Janus
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	20.92%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	12.93%
New York Life Survivorship Variable Universal Life Accumulator II | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc.—Short Duration Income Portfolio—Class I
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.47%
New York Life Survivorship Variable Universal Life Accumulator II | LVIP ClearBridge Appreciation Fund Portfolio - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I)
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation (“LFIC”)
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
New York Life Survivorship Variable Universal Life Accumulator II | LVIP SSgA Mid-Cap Index Fund - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	LVIP SSgA Mid-Cap Index Fund—Standard Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	LFIC
Portfolio Company Subadviser [Text Block]	SSgA Funds Management, Inc.
Current Expenses [Percent]	0.35%
Average Annual Total Returns, 1 Year [Percent]	13.55%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]	9.31%
New York Life Survivorship Variable Universal Life Accumulator II | MFS® International Intrinsic Equity Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)—Initial Class
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	33.26%
Average Annual Total Returns, 5 Years [Percent]	7.28%
Average Annual Total Returns, 10 Years [Percent]	9.95%
New York Life Survivorship Variable Universal Life Accumulator II | MFS® Mid Cap Value Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Value Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Mid Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
New York Life Survivorship Variable Universal Life Accumulator II | MFS® New Discovery Series - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Series—Initial Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.96%
Average Annual Total Returns, 5 Years [Percent]	(0.28%)
Average Annual Total Returns, 10 Years [Percent]	10.74%
New York Life Survivorship Variable Universal Life Accumulator II | MFS® Research International Portfolio - Initial Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	MFS® Research International Portfolio—Initial Class
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Adviser [Text Block]	MFS
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.05%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.54%
New York Life Survivorship Variable Universal Life Accumulator II | Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Neuberger Berman AMT Mid Cap Growth Portfolio—Class I
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	5.45%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	10.96%
New York Life Survivorship Variable Universal Life Accumulator II | Nomura VIP Emerging Markets Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)—Standard Class
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	81.26%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	12.17%
New York Life Survivorship Variable Universal Life Accumulator II | Nomura VIP Small Cap Value Series - Standard Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)—Standard Class
Portfolio Company Objective [Text Block]	Small/Mid Cap Equity
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
New York Life Survivorship Variable Universal Life Accumulator II | PIMCO VIT Income Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Income Portfolio—Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	3.57%
New York Life Survivorship Variable Universal Life Accumulator II | PIMCO VIT International Bond Portfolio (US Dollar Hedged) - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	3.04%
New York Life Survivorship Variable Universal Life Accumulator II | PIMCO VIT Low Duration Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Low Duration Portfolio—Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.94%
New York Life Survivorship Variable Universal Life Accumulator II | PIMCO VIT Short-Term Portfolio-Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Short-Term Portfolio—Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	2.91%
New York Life Survivorship Variable Universal Life Accumulator II | PIMCO VIT Total Return Portfolio - Institutional Class
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio—Institutional Class
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.16%
Average Annual Total Returns, 10 Years [Percent]	2.51%
New York Life Survivorship Variable Universal Life Accumulator II | Principal VC Real Estate Securities Account-Class 1
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account—Class 1
Portfolio Company Objective [Text Block]	Sector
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Portfolio Company Subadviser [Text Block]	Principal Real Estate Investors, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	5.94%
New York Life Survivorship Variable Universal Life Accumulator II | Putnam VT International Value Fund - Class IA
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Putnam VT International Value Fund—Class IA
Portfolio Company Objective [Text Block]	International/Global Equity
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin, Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	35.07%
Average Annual Total Returns, 5 Years [Percent]	12.77%
Average Annual Total Returns, 10 Years [Percent]	9.13%
New York Life Survivorship Variable Universal Life Accumulator II | Voya Growth and Income Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Growth and Income Portfolio—Class I
Portfolio Company Objective [Text Block]	Large Cap Equity
Portfolio Company Adviser [Text Block]	Voya Investments, LLC
Portfolio Company Subadviser [Text Block]	Voya Investment Management Co. LLC (“Voya”)
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	18.21%
Average Annual Total Returns, 5 Years [Percent]	15.46%
Average Annual Total Returns, 10 Years [Percent]	14.62%
New York Life Survivorship Variable Universal Life Accumulator II | Voya Intermediate Bond Portfolio - Class I
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Voya Intermediate Bond Portfolio — Class I
Portfolio Company Objective [Text Block]	Investment Grade Bond
Portfolio Company Adviser [Text Block]	Voya
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	7.71%
Average Annual Total Returns, 5 Years [Percent]	0.15%
Average Annual Total Returns, 10 Years [Percent]	2.66%
New York Life Survivorship Variable Universal Life Accumulator II | Without Extended No Lapse Guarantee Rider
Item 2. Key Information [Line Items]
Expense Risk Fees, Description [Text Block]	Per Thousand of Face Amount ChargePer Thousandof Face Amount Charge
Expense Risk Fees (of Face Amount), Maximum [Percent]	1.78889%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.05947%
New York Life Survivorship Variable Universal Life Accumulator II | Extended No Lapse Guarantee Rider
Item 2. Key Information [Line Items]
Expense Risk Fees, Description [Text Block]	Once the Extended No Lapse Guarantee Rider is Elected
Expense Risk Fees (of Face Amount), Maximum [Percent]	1.31866%
Expense Risk Fees (of Face Amount), Minimum [Percent]	0.05188%
Optional Benefit Charge, Description [Text Block]	Extended No Lapse Guarantee RiderMonthly Extended NLG Mortality and Expense Risk Charge
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.40%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.20%
Name of Benefit [Text Block]	Extended No Lapse Guarantee Rider
Purpose of Benefit [Text Block]	Guarantees that the policy will not lapse beyond the Guarantee Period even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges, subject to satisfaction of a required premium test.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available at policy issue, except for certain existing policies as discussed in the “State Variations and Rider Availability” section.•Requires sufficient premium payments to satisfy a required premium test.•Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.•Election of the rider results in a change in the structure of the Monthly Per Thousand of Face Amount Charge. The revised charge structure will be applicable even if the rider is later terminated.•There is also an additional rider specific Mortality and Expense Risk charge which will apply in addition to the Monthly Mortality and Expense Risk charge of the policy. This charge will end if the rider terminates.•The rider is only available with Life Insurance Benefit Option 1 and only if CVAT is elected.•The rider will terminate if a face amount increase is requested on the policy.•The rider is not available if the Return of Premium Rider or the Level Term First-to-Die Rider are elected.
Name of Benefit [Text Block]	Extended No Lapse Guarantee Rider
Operation of Benefit [Text Block]	Extended No Lapse Guarantee RiderThe rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay the Monthly Deduction Charges as long as the rider remains on the policy and the conditions set forth in the rider are met.If the Monthly Deduction Charges exceed the policy’s Cash Surrender Value, we will deduct as much of the Monthly Deduction Charges from the policy’s Cash Value as possible and defer the remaining amount, including charges for this rider and any other riders attached to the policy. The charges are deferred to the earlier of the Monthly Deduction Day on which: ●The Cash Surrender Value is sufficient to pay any outstanding deferred Monthly Deduction Charges; ●The rider is no longer in effect, and we send you a bill for any outstanding deferred Monthly Deduction Charges; or●The required premium test is not satisfied, and your policy enters the Late Period.In exchange for the guarantee provided by this rider, you must pay sufficient premium to satisfy the rider’s required premium test and keep the rider in force. The premium required to satisfy this test varies based on your policy and the timing and amount of premiums and may change if you modify your policy or any riders attached to your policy. Partial surrenders, policy loans, and accrued loan interest will affect the required premium test and may result in termination of the rider.If the required premium test is not satisfied on a Monthly Deduction Day, we will notify you and request a premium payment sufficient to:●satisfy the failed required premium test; and ●satisfy the required premium test for the following two Monthly Deduction Days. If the required premium payment is not made within 62 days following the Monthly Deduction Day that the test was not satisfied, the rider will terminate and cannot be reinstated.In addition, if at such time there is insufficient Cash Surrender Value to pay the Monthly Deduction Charges, the Base Policy will be subject to the Late Period and Lapse provisions as described in this prospectus.The rider has a Monthly Extended NLG Mortality and Expense Risk Charge and a revised Monthly Per Thousand Face Amount Charge. The revised Monthly Per Thousand Face Amount Charge is reflected on the Policy Specifications Page and will continue to apply even if the rider later terminates.We reserve the right to establish investment restrictions in connection with the rider. We currently do not impose any such restrictions.The rider ends if the policy ends, if a face amount increase or change from Life Insurance Benefit Option 1 is requested, on the rider expiration date or 62 days after the required premium test is not met and the required premium payment was not made. You can also cancel this rider at any time by sending us signed written notice in Good Order. The rider is only available at issue, except as otherwise provided for in the “State Variations and Rider Availability” section.
Calculation Method of Benefit [Text Block]	Example: The following illustrates how the required premium test is performed and the rider benefit for a Representative Insured (Male/Female, Age 40/40, Preferred/Preferred rating) on a policy with $250,000 of Face Amount, Life Insurance Benefit Option 1, and a Monthly ENLG Premium of $200. If the ENLG Premium Test is greater than or equal to the ENLG Required Premium, the Test is passed.
Policy Year	Premiums Paid	ENLG Required Premium	ENLG Test Passed?	Cash Surrender Value	Monthly Deduction Charges	ENLG Keeps Policy Inforce?
1	$200	$200	Yes	$50	$50	Yes
2	$200	$200	Yes	$100	$50	Yes
3	$200	$200	Yes	$50	$50	Yes
4	$0	$200	No	$0	$50	No
5	$0	$200	No	-$50	$50	No
6	$0	$200	No	-$100	$50	No
●Estate Protection RiderThe Estate Protection Rider provides additional insurance protection during the first four policy years if both insureds die while the rider is in effect. Rider charges apply. The rider is only available at policy issue. You can cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Estate Protection Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), the first of whom dies at the beginning of Policy Year 2 and the second of whom dies at the end of Policy Year 3, under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$0.12	$0.12	$0
2	$0.48	$0.60	$0
3	$0.84	$1.44	$100,000
4	$0	$1.44	$0
5	$0	$1.44	$0
●Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010
New York Life Survivorship Variable Universal Life Accumulator II | Estate Protection Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Estate Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Current [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.00001%
Optional Benefit Expense, Footnotes [Text Block]	Maximum Guaranteed Charge for Representative Investors: (Male/Female, Age 40/40, Preferred/Preferred) for $250,000 Face AmountCurrent Charge for Representative Investors: (Male/Female, Age 40/40,Preferred/Preferred) for $250,000 Face Amount
Name of Benefit [Text Block]	Estate Protection Rider
Purpose of Benefit [Text Block]	Provides additional insurance protection for the first four Policy Years if both Insureds die.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available at policy issue.
Name of Benefit [Text Block]	Estate Protection Rider
Operation of Benefit [Text Block]	Estate Protection RiderThe Estate Protection Rider provides additional insurance protection during the first four policy years if both insureds die while the rider is in effect. Rider charges apply. The rider is only available at policy issue. You can cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the benefit available under the Estate Protection Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), the first of whom dies at the beginning of Policy Year 2 and the second of whom dies at the end of Policy Year 3, under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$0.12	$0.12	$0
2	$0.48	$0.60	$0
3	$0.84	$1.44	$100,000
4	$0	$1.44	$0
5	$0	$1.44	$0
●Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010
New York Life Survivorship Variable Universal Life Accumulator II | Level First-to-Die Term Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Level-First-to-Die Term Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Current [Percent]	83.33%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.05501%
Optional Benefit Expense, Footnotes [Text Block]	Maximum Guaranteed Charge for Representative Investors: (Male/Female, Age 40/40, Preferred/Preferred) for $250,000 Face AmountCurrent Charge for Representative Investors: (Male/Female, Age 40/40,Preferred/Preferred) for $250,000 Face Amount
Name of Benefit [Text Block]	Level First-to-Die Term Rider
Purpose of Benefit [Text Block]	Provides a level term insurance death benefit upon the death of the first insured while the rider is in effect.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The benefit is only paid once (even if both insureds die at the same time).•Only available at policy issue.•This rider is not available if the Extended No Lapse Guarantee Rider is elected.
Name of Benefit [Text Block]	Level First-to-Die Term Rider
Operation of Benefit [Text Block]	Level First-to-Die Term RiderThe Level First-to-Die Term Rider provides a level term insurance death benefit if either insured dies while the rider is in effect. The benefit under this rider is payable only once, even if both insureds die at the same time. Rider charges apply. You may decrease the Face Amount of this rider as long as you do not decrease it below the minimum amount we require to issue the rider. You may not increase the Face Amount of this rider. You may cancel this rider at any time by sending us signed written notice in Good Order. The rider will end on the Monthly Deduction Day on or next following receipt of your request.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the benefit available under the Level First-to-Die Term Rider, assuming a rider Face Amount of $100,000 and a Policy Face Amount of $250,000, issued on Insureds (Male/Female, Age 40/40, Preferred/Preferred Rating), one of whom dies at the end of Policy Year 7 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit
1	$54.60	$54.60	$0
2	$83.40	$138.00	$0
3	$99.72	$237.72	$0
4	$117.96	$355.68	$0
5	$140.40	$496.08	$0
6	$161.64	$657.72	$0
7	$186.72	$844.44	$100,000
8	$0	$844.44	$0
POLICY PAYMENT INFORMATIONChanging Your Life Insurance Benefit OptionThe following is added to the end of the first paragraph (Prospectus Page 72): If you elected the Extended No Lapse Guarantee Rider, an option change from Option 1 to Option 2 will terminate the rider. TERMINATION AND RESTATEMENTNo Lapse Guarantees The following disclosure is added to the end of the section (Prospectus Page 78):Extended No Lapse Guarantee RiderIf elected, the Extended No Lapse Guarantee Rider can also provide lapse protection. As long as the rider remains in effect and satisfies the required premium test, the rider guarantees that your policy will not lapse even if the policy’s Cash Surrender Value is insufficient to pay Monthly Deduction Charges.See “Charges Associated with the Policy” and “Additional Benefits Through Riders and Options — Extended No Lapse Guarantee Rider” for more information.STATE VARIATIONS AND RIDER AVAILABILITY State Variations The following is added directly under the heading “Rider Availability” (Prospectus Page 91):Some riders may not be available in all jurisdictions. Contact your registered representative for more information.The following is added at the end of the “Rider Availability” section (Prospectus Page 91): Extended No Lapse Guarantee ●In jurisdictions where the rider is available, the rider may be added to existing policies issued between May 1, 2026 and August 7, 2026, if such election is made before September 7, 2026.●After September 7, 2026 and for all policies issued on or after August 8, 2026 in jurisdictions where the rider is available, the rider may only be elected at policy issuance. Level First-to-Die TermThis rider will be available on or around November 7, 2026. The other sections of your Prospectus remain unchanged. New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010
New York Life Survivorship Variable Universal Life Accumulator II | Dollar Cost Averaging
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Dollar-Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets.•You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar-Cost Averaging transfers into the Fixed Account.•Your cash value must be $2,500 or more to elect Dollar-Cost Averaging and it will be automatically suspended if the Cash Value is less than $2,000 on a transfer date.•This option is not available with the Dollar-Cost Averaging Plus Account or Dollar-Cost Extension Account.•You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Operation of Benefit [Text Block]	●Dollar-Cost AveragingDollar-Cost Averaging is a systematic method of investing which allows you to purchase shares of the Investment Division(s) at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time. The main objective of Dollar-Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low, and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value is low and fewer units if the value per unit is high. Dollar-Cost Averaging does not assure growth or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue investing during periods of low price levels. You may not make Dollar-Cost Averaging transfers from the Fixed Account, but you can make Dollar-Cost Averaging transfers into the Fixed Account. In addition, you cannot make transfers into the DCA Accounts. Transfers out of the DCA Plus Account are subject to the DCA Plus Program and transfers out of the DCA Extension Account are subject to the DCA Extension Program (see below). You can elect this option if your Cash Value is $2,500 or more. We will suspend this option automatically if the Cash Value is less than $2,000 on a transfer date. Once the Cash Value equals or exceeds $2,000, the Dollar-Cost Averaging transfers will resume automatically as last requested. To set up Dollar-Cost Averaging, you may contact us by phone on our toll-free number (1-800-598-2019) or send a completed Dollar-Cost Averaging form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus or by any other method we make available. We will make Dollar-Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month other than the 29th, 30th, or 31st of a month. NYLIAC must receive your written request in Good Order no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request in Good Order. You may cancel the Dollar-Cost Averaging option at any time. To cancel the Dollar-Cost Averaging option, you may call us toll-free at 1-800-598-2019, or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). You may not elect Dollar-Cost Averaging if you have chosen Automatic Asset Rebalancing . However, you have the option of alternating between Dollar-Cost Averaging and Automatic Asset Rebalancing. Dollar-Cost Averaging is not available when the DCA Plus Program or DCA Extension Program is in place.
New York Life Survivorship Variable Universal Life Accumulator II | Dollar Cost Averaging Plus Account
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging Plus Account
Purpose of Benefit [Text Block]	The DCA Plus Program allows you to make regular periodic allocations from the DCA Plus Account into the Investment Divisions and/or Fixed Account over the twelve-month period following the Initial Premium Transfer Date. The DCA Plus Account will credit interest to the amount in the account at a rate, which we declare periodically, in advance, and at our sole discretion, but the rate will never be less than the GMIR.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Use of the DCA Plus Account does not assure growth or protect against loss in declining markets.•The DCA Plus Account must be elected at the time your policy is issued.•Because the entire initial Premium is not in the DCA Plus Account for the full year, the annual effective rate will not be achieved.•The entire initial Net Premium, which must be a minimum of $1,000, must be allocated to the DCA Plus Account.•You cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Plus Account is closed.•The DCA Plus Account will close automatically 12 months following the Initial Premium Transfer Date, or such time that the balance in the DCA Plus Account on a DCA Plus Transfer Date falls below $100, whichever is sooner.•You cannot make transfers into the DCA Plus Account.
Name of Benefit [Text Block]	Dollar-Cost Averaging Plus Account
Operation of Benefit [Text Block]	●Dollar-Cost Averaging Plus AccountThe DCA Plus Program allows you to make regular periodic allocations from the DCA Plus Account into the Investment Divisions and/or Fixed Account over the twelve-month period following the Initial Premium Transfer Date. The DCA Plus Account must be elected at the time your policy is issued. It involves the automatic transfer of a specified amount from the DCA Plus Account into the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. Subsequent premium payments received during the DCA Plus Transfer Period will be allocated similarly unless you direct us otherwise. The DCA Plus Account will credit interest at a rate, which we declare periodically, in advance, and at our sole discretion. The rate may fluctuate throughout the DCA Plus Transfer Period, but it will never be less than the GMIR. We may credit different interest rates to the DCA Plus Account, the Fixed Account, and to the Loan Account. Net Premium payments to the DCA Plus Account will receive the applicable interest rate in effect on the Business Day we receive that premium payment. Interest rates for subsequent premium payments into the DCA Plus Account may be different from the rate applied to prior premium payments made into the DCA Plus Account. Interest accrues and is credited daily. Contact your registered representative for the current rate. Amounts in the DCA Plus Account only earn the DCA Plus Account interest rate while they are in the DCA Plus Account waiting to be transferred to the Investment Divisions and/or Fixed Account. Because the entire initial premium is not in the DCA Plus Account for the full year, the annual effective rate will not be achieved. If you elect to participate in this program, the entire initial Net Premium, which must be a minimum of $1,000, must be allocated to the DCA Plus Account. Subsequent premiums received within 12 months following the Initial Premium Transfer Date will also be allocated to the DCA Plus Account unless you direct us otherwise. If you participate in the DCA Plus Account program, you cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Plus Account is closed. The DCA Plus Account will close automatically 12 months following the Initial Premium Transfer Date, or such time that the balance in the DCA Plus Account on a DCA Plus Transfer Date falls below $100, whichever is sooner. Amounts in the DCA Plus Account will be transferred to the Investment Divisions and/or Fixed Account on the monthly anniversary following the Initial Premium Transfer Date. The amount of each transfer will be calculated at the time of the transfer based on the number of remaining monthly transfers and the remaining value in the DCA Plus Account as of the date of the transfer. Transfers from the DCA Plus Account occur automatically and are based on the following formula:
Monthly Anniversary of the Initial Premium Transfer Date	Amount Transferred from the DCA Plus Account (as a percentage of the DCA Plus Account Value as of the applicable Month)
1	8.33%
2	9.09%
3	10.00%
4	11.11%
5	12.50%
6	14.29%
7	16.67%
8	20.00%
9	25.00%
10	33.33%
11	50.00%
12	100.00%
The entire value of the DCA Plus Account will be completely transferred to the Investment Divisions and/or Fixed Account within 12 months of the Initial Premium Transfer Date. For example, if you allocate an initial premium payment to the DCA Plus Account under which the 12-month term will end on December 31, 2026 and we receive a subsequent premium payment for the DCA Plus Account before December 31, 2026, we will allocate the subsequent premium payment to the same DCA Plus Account and transfer the entire value of the DCA Plus Account to the Investment Divisions and/or Fixed Account by December 31, 2026 based on the schedule shown above, even though a portion of the money was not in the DCA Plus Account for the entire 12-month period. You cannot make transfers into the DCA Plus Account. Use of the DCA Plus Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Plus Account. You can cancel the DCA Plus Account at any time. To cancel the DCA Plus Account, you must send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). Upon receiving your cancellation request we will transfer the entire DCA Plus Account balance to the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. DCA Plus may not be available in all jurisdictions.
New York Life Survivorship Variable Universal Life Accumulator II | Dollar Cost Averaging Extension Account
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Dollar-Cost Averaging Extension Account
Purpose of Benefit [Text Block]	After the completion of the DCA Plus Program, the DCA Extension Program allows you to make regular periodic allocations from the DCA Extension Account to the Investment Divisions and/or Fixed Account when a single premium payment of at least $10,000 is made. The DCA Extension Account will credit interest to the amount in the account at a rate, which we declare periodically, in advance, and at our sole discretion, but the rate will never be less than the GMIR.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Use of the DCA Extension Program does not assure growth or protect against loss in declining markets.•Only available after the completion of the DCA Plus Program and in the first 7 Policy Years.•Because the entire initial Premium is not in the DCA Extension Account for the full year, the annual effective rate will not be achieved.•You cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Extension Account is closed.•The cash value in the DCA Extension Account must be at least $100 for the program to continue.•You cannot make transfers into this account.
Name of Benefit [Text Block]	Dollar-Cost Averaging Extension Account
Operation of Benefit [Text Block]	●Dollar-Cost Averaging Extension AccountThe DCA Extension Program is another optional feature that allows you to make regular periodic allocations from the DCA Extension Account to the Investment Divisions and/or Fixed Account. This program, however, is only available after issue and completion of the DCA Plus Program (if applicable), and only for the first 7 Policy Years (the “DCA Extension Availability Period”). If you select this feature, any single premium payment that we receive during the DCA Extension Availability Period that is a minimum of $10,000 (the “DCA Extension Eligible Premium”) will be applied to the DCA Extension Account. Beginning on the monthly anniversary of the date we receive a DCA Extension Eligible Premium, and continuing for a period of 12 months after we receive that premium, NYLIAC will make periodic transfers on your behalf from the DCA Extension Account into the Investment Divisions and/or Fixed Account in accordance with your premium allocation instructions. The DCA Extension Account will credit interest at a rate which we declare periodically, in advance, and at our sole discretion. The rate may fluctuate throughout the DCA Extension Transfer Period, but it will never be less than the GMIR. We may credit different interest rates to the DCA Extension Account, the Fixed Account, and the Loan Account. Net Premium payments to the DCA Extension Account will receive the applicable interest rate in effect on the Business Day we receive that DCA Extension Eligible Premium payment. Interest rates for subsequent DCA Extension Eligible Premium payments may be different from the rate applied to prior DCA Extension Eligible Premium payments. Interest accrues and is credited daily. Contact your registered representative for the current rate. Amounts in the DCA Extension Account only earn the DCA Extension Account interest rate while they are in the DCA Extension Account waiting to be transferred to the Investment Divisions and/or Fixed Account. Because the entire DCA Extension Eligible Premium is not in the DCA Extension Account for the full year, the annual effective rate will not be achieved. If you elect to participate in this program, you cannot use traditional Dollar-Cost Averaging or Interest Sweep until such time that the DCA Extension Account is closed. For DCA Extension to continue as scheduled, the Cash Value in the DCA Extension Account must be at least $100. If the Cash Value falls below this minimum on a DCA Extension transfer date during the 12 month DCA Extension Transfer Period, the DCA Extension Account will close and any remaining balance will be transferred in accordance with your DCA Extension allocation instructions. You may make a maximum of 12 DCA Extension Eligible Premium payments in a given calendar year. Each DCA Extension Eligible Premium received by us during DCA Extension Availability Period will have its own 12 month transfer schedule, based on the following formula:
The Monthly Anniversary after each DCA Extension Eligible Premium is received	Amount Transferred from the DCA Extension Account per Eligible Premium Payment (as a percentage of the DCA Extension Account Value)
1	8.33%
2	9.09%
3	10.00%
4	11.11%
5	12.50%
6	14.29%
7	16.67%
8	20.00%
9	25.00%
10	33.33%
11	50.00%
12	100.00%
Use of the DCA Extension Account does not assure growth or protect against loss in declining markets. Assets in our General Account support the DCA Extension Account. You can cancel the DCA Extension Account at any time. To cancel the DCA Extension Account, you must send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing) or call us toll-free at 1-800-598-2019. Upon receiving your cancellation request we will transfer the entire DCA Extension Account balance to the Investment Divisions and/or Fixed Account according to the allocation instructions provided by you. The DCA Extension Program may not be available in all jurisdictions. The DCA Extension Program is not available while the DCA Plus Program is in effect.
New York Life Survivorship Variable Universal Life Accumulator II | Automatic Asset Rebalancing
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Purpose of Benefit [Text Block]	Automatically rebalances the amount you have in the Separate Account on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Your Separate Account Value must be at least $2,500 to elect this option. We will suspend this option automatically if the Separate Account Value is less than $2,000 on a rebalancing date.•You may not elect this option if you have chosen Dollar-Cost Averaging or any of the Dollar-Cost Averaging Accounts.
Name of Benefit [Text Block]	Automatic Asset Rebalancing
Operation of Benefit [Text Block]	●Automatic Asset Rebalancing (AAR)If you choose this option, we will rebalance your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Divisions would cause this balance to shift. With the Automatic Asset Rebalancing (AAR) option, we will rebalance the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify. Values in the Fixed Account, DCA Plus Account and DCA Extension Account are excluded from AAR. We will make AAR transfers either quarterly, semi-annually or annually (but not monthly), based on your Policy Anniversary Date. If your Policy Anniversary Date is on the 29th, 30th or 31st of a month, the rebalancing transfer will occur on the 28th of the month. Your AAR will be cancelled if a premium allocation change or fund transfer is submitted on your behalf and the AAR is not also modified at the time to be consistent with your fund transfer and premium allocation changes. To process AAR transfers, or to modify an existing AAR, you may call us toll-free at 1-800-598-2019, or send a completed AAR form in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or by any other method we make available). NYLIAC must receive the request in writing no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request. You can elect this option if your Separate Account Value is $2,500 or more. We will suspend this option automatically if the Separate Account Value is less than $2,000 on a rebalancing date. Once the Separate Account Value equals or exceeds this amount, AAR will resume automatically as scheduled. There is no minimum amount that you must allocate among Investment Divisions for this option. You can cancel or modify the AAR option at any time. To cancel the AAR option, you may call us at 1-800-598-2019 or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). You cannot elect AAR if you have chosen Dollar-Cost Averaging. However, you have the option of alternating between the two options. AAR is available when the DCA Plus and DCA Extension Programs are in place but funds in the DCA Plus and DCA Extension Accounts are not eligible for AAR.
New York Life Survivorship Variable Universal Life Accumulator II | Interest Sweep
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Interest Sweep
Purpose of Benefit [Text Block]	Automatically transfers interest earned on the Fixed Account to one or any combination of Investment Divisions.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The value in the Fixed Account must be at least $2,500 to elect this option and it will be automatically suspended if the amount in the Fixed Account falls below $2,000.•You cannot use this option if you have instructed us to pay any part of your policy charges from the Fixed Account. •Cannot be used if your Cash Value is allocated exclusively to an Asset Allocation Model. •If you want to use this option and allocate your charges, your charges must be allocated to the NYLIM VP U.S. Government Money Market Investment Division.•An Interest Sweep transfer cannot cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account.•This option is not available with the Dollar-Cost Averaging Plus Account or Dollar-Cost Extension Account.
Name of Benefit [Text Block]	Interest Sweep
Operation of Benefit [Text Block]	●Interest SweepYou can instruct us to periodically transfer the interest credited to the Fixed Account to the Investment Division(s) you specify. You can elect this option as long as the amount in the Fixed Account is at least $2,500. We will make all Interest Sweep transfers on the date you specify or, if the date you specify is not a Business Day, on the next Business Day. You can specify any day of the month to make these automatic transfers, other than the 29th, 30th, or 31st of the month. We will not process an Interest Sweep transfer unless you contact us on our toll-free number (1-800-598-2019) or send a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). NYLIAC must receive the request no later than five (5) Business Days prior to the date the transfer(s) are scheduled to begin. If your request for this option is received less than five (5) Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your request. You cannot choose the Interest Sweep option if you have instructed us to pay any part of your policy charges from the Fixed Account. If you want to elect the Interest Sweep option and you want to allocate your charges, you must allocate your charges to the NYLIM VP U.S. Government Money Market Investment Division. You can request Interest Sweep in addition to either the Dollar-Cost Averaging or Automatic Asset Rebalancing option. If an Interest Sweep transfer is scheduled for the same day as a Dollar-Cost Averaging or Automatic Asset Rebalancing transfer, we will process the Interest Sweep transfer first. If an Interest Sweep transfer would cause more than the greater of (i) $5,000 or (ii) 20% of the amount you have in the Fixed Account at the beginning of the Policy Year to be transferred from the Fixed Account, we will not process the transfer and we will suspend the Interest Sweep option. If the amount you have in the Fixed Account is less than $2,000, we will automatically suspend this option. Once the amount you have in the Fixed Account equals or exceeds $2,000, the Interest Sweep option will resume automatically as scheduled. You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you may contact us at our toll-free number (1-800-598-2019) or send a written cancellation request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). Interest Sweep is not available when the DCA Plus or DCA Extension Program is in place.
New York Life Survivorship Variable Universal Life Accumulator II | Expense Allocation Option
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Expense Allocation Option
Purpose of Benefit [Text Block]	You can choose how to allocate certain Monthly Deduction Changes from your Cash Value.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Expense Allocation is only available from the Fixed Account or the NYLIM VP U.S. Government Money Market Investment Division.
Name of Benefit [Text Block]	Expense Allocation Option
Operation of Benefit [Text Block]	●Expense Allocation OptionAt any time, you can choose how to allocate certain Monthly Deduction Charges from your Cash Value. (See “Charges Associated with the Policy—Deductions from Cash Value” for details.) Expense Allocation is only available from the Fixed Account or the NYLIM VP U.S. Government Money Market Investment Division.
New York Life Survivorship Variable Universal Life Accumulator II | Policy Split Option
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Policy Split Option
Purpose of Benefit [Text Block]	You can exchange your policy, without evidence of insurability, for two equal life insurance policies for each insured within a specified time.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•This option can only be used within 6 months of: the date the final divorce decree has been effective for 6 months; or the date that certain changes are made to the Federal Tax laws.
Name of Benefit [Text Block]	Policy Split Option
Operation of Benefit [Text Block]	●Policy Split OptionYou can exchange your SVUL policy, without evidence of insurability, for two equal life insurance policies, one on each of the Insureds, within 6 months of the following two dates: (1)the date that a final divorce decree which terminates the marriage of the Insureds has been in effect for six months; or (2)the effective date of a change in the Federal tax law which results in: (a) a reduction in the unlimited Federal Estate Tax marital deduction provision (Section 2056 of the IRC); or (b) a reduction of at least 50% in the highest marginal federal estate rate in effect on the Policy Date. In order to request a policy split, you must send a written request in Good Order to VPSC at one of the addresses listed on the first page of this prospectus. At the time we receive your request in Good Order: (1)Both insureds must be living; (2)Each new policy will be a variable adjustable life policy which is being offered by us on the date of the exchange; and (3)An insurable interest must exist between the owner of each new policy and the insured of that new policy under all applicable laws. See the SAI for more information about the Policy Split Option.
New York Life Survivorship Variable Universal Life Accumulator II | Premium Deposit Account PDA
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Premium Deposit Account Withdrawal Fee
Other Transaction Fee, When Deducted [Text Block]	At time of withdrawal from the Premium Deposit Account
Other Transaction Fee (of Other Amount), Maximum [Percent]	10.00%
Name of Benefit [Text Block]	Premium Deposit Account (“PDA”)
Purpose of Benefit [Text Block]	Allows you to fund up to 14 annual Planned Premiums or 179 monthly Planned Premiums through a lump sum deposit into an interest-bearing PDA. The amount in the PDA earns interest at a rate effective on the date the PDA is opened and that will not change for the duration of the PDA.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Subject to jurisdictional requirements, the PDA may be available to you through an agreement and/or rider. See “State Variations and Rider Availability” for more information.•The amount you may fund into the PDA may be limited by the terms of the PDA Agreement and/or Rider.•You may only make one lump sum deposit into the PDA.•Use of the PDA does not guarantee that the policy will not lapse.•There may be limits on withdrawals from the PDA and a withdrawal fee may apply.•Planned Premium mode must be monthly or annual and cannot be changed during the duration of the PDA.•The Initial Premium must be paid outside of the PDA.•The PDA can only be elected within 45 days after the Initial Premium is paid into the policy.
Name of Benefit [Text Block]	Premium Deposit Account (“PDA”)
Operation of Benefit [Text Block]	Premium Deposit Account (“PDA”) A Premium Deposit Account (“PDA”) is an optional feature you can use to fund planned premiums into your policy. You may fund from 1 to 14 years of annual planned premiums or 11 to 179 monthly planned premiums through the PDA. You may elect this option by entering into a PDA Agreement with NYLIAC and/or through the election of a PDA Rider, subject to jurisdictional requirements. See “State Variations and Rider Availability” for information on how the PDA is available and other state specific variations. Under the PDA Agreement, after paying your Initial Premium Payment directly into the policy, you can make a lump sum deposit into an interest-bearing PDA. The deposit and interest earned on the amount in the PDA will be used to automatically pay subsequent planned premiums into your policy, either on a monthly or annual basis. Once the annual or monthly mode is selected it cannot be changed for the term of the PDA. Interest will be credited daily on the funds remaining in the PDA at an annual rate(s)-effective on the date of the PDA and will not change for the term of the PDA. If you lower your planned premiums, we will pay the new lowered planned premiums from the PDA and return the difference remaining in the PDA to you (subject to any applicable withdrawal fee). There may be tax withholding amounts that may also reduce the amount remaining the PDA. If you increase your planned premiums, we will pay the new increased planned premium from the PDA and we will notify you of any shortfall. Upon election of the PDA, you will receive a notice with the planned premium schedule and the interest rate applicable to your PDA. Withdrawals are permitted from the PDA and may be subject to a withdrawal fee. The withdrawal fee may change but will never exceed 10% of the withdrawal. Generally, there are two types of withdrawals permitted from the PDA (see “State Variations and Rider Availability” for state specific variations): ●One-Time Withdrawal - During the first 3 Policy Years after you make the deposit to the PDA, you may make a one-time withdrawal that is equal to the lesser of: (a) 10% of the amount in the PDA; or (b) $25,000. We must receive a signed notice from you electing to make this one-time withdrawal no later than 31 days before the policy’s third policy anniversary. A withdrawal fee will not be deducted from a One-Time Withdrawal. ●A Full Cash Withdrawal - In most jurisdictions, a full cash withdrawal of the remaining PDA balance is permitted at any time and is generally subject to a withdrawal fee that will never exceed 10%. However, a full cash withdrawal will not incur a withdrawal fee in the following cases: ●The policy is canceled in accordance with the Free Look provision. ●The date the policy ends due to death of the last surviving Insured. ●When benefits are paid under the Living Benefits Rider. The PDA Agreement and/or Rider will end, and we will pay you the entire amount in the PDA, if any, on the earliest of the following to occur: the date the policy ends, the date of a full cash withdrawal of the PDA (less any applicable withdrawal fee) or when there are no funds remaining in the PDA. After the PDA ends, any additional premium payments must be made by another method for paying premiums discussed in this prospectus. The deposit into the PDA is not a premium payment and the PDA has no cash value or loan value under the policy. The PDA is not registered under the 1933 Act or as an investment company under the 1940 Act and is part of our General Account. As such, amounts allocated to the PDA do not have the benefits and protections of these statutes and are subject to our financial strength and claims paying ability and the claims of our general creditors. Use of the PDA does not guarantee the policy will not lapse and even if you pay all your planned premiums, additional premiums may be needed to keep the policy in force. The deposit into the PDA does not affect the Surrender Charge Schedule. Any interest earned on the PDA will be taxable and, subject to applicable requirements, will be reported to you and the IRS on a Form 1099-INT. As the deposit into the PDA is not a premium payment, it will not be used in determining whether the policy is a Modified Endowment Contract, but planned premiums paid out of the PDA will be used for this purpose.
Calculation Method of Benefit [Text Block]	Example: The following illustrates how the PDA can be used with the policy. A policyowner makes an Initial Premium payment of $10,000 into the policy and wants to open a PDA to fund 6 future annual Planned Premium payments of $10,000 each. Assuming a hypothetical interest rate of 5.25%, the policyowner would make a lump sum deposit of $50,353.64 to fund the PDA. The following chart depicts the planned premiums made into the policy and how the interest earned on the PDA contributes to those premium payments.
Year	PDA Beginning Balance	Interest Earned	Annual Premium paid from PDA	PDA Ending Balance
1	$50,353.64	$2,643.57	-$10,000	$42,997.21
2	$42,997.21	$2,257.35	-$10,000	$35,254.56
3	$35,254.56	$1,850.86	-$10,000	$27,105.42
4	$27,105.42	$1,423.03	-$10,000	$18,528.45
5	$18,528.45	$972.74	-$10,000	$9,501.19
6	$9,501.19	$498.81	-$10,000	$0
●Return of Premium (ROP) Rider: If you elect this rider, your Life Insurance Benefit will equal the greater of: (a) the sum of your policy’s Face Amount plus the ROP Benefit (described below) or (b) a percentage of the Cash Value equal to the minimum necessary for your policy to qualify as life insurance under IRC Section 7702. Rider Eligibility: This rider is only available at issue and with Life Insurance Benefit Option 1. Life Insurance Benefit Option 2 is not permitted with this rider. A change in the Life Insurance Benefit Option 1 to Option 2 will remove the rider from the policy. ROP Benefit: At issue, the ROP Benefit is equal to zero. Generally, any Planned or Unplanned Premium payment made into the policy will increase the rider’s ROP Benefit by the amount of the premiums paid into the policy, subject to the maximum limit shown on the rider’s Specifications Page. This amount of the ROP Benefit will fluctuate depending on the amount of premiums you have made while the rider is in effect, but it will never be less than zero. Any partial surrender will reduce the ROP Benefit by the amount of the partial surrender, including any applicable surrender charges and associated processing fees. Cessation of Increases to the ROP Benefit: Increases to the ROP Benefit will cease on the earliest of the following dates: (a) on the date that the ROP Benefit equals the Maximum ROP Benefit (as shown in the rider’s Specifications Page); (b) on the ROP Benefit Increase Cessation Date (as shown in the rider’s Specifications Page); (c) on the next Monthly Deduction Day that is on or follows the date we receive your written request in Good Order to stop any further increases; (d) the effective date of any requested increase in the Face Amount of your policy; or (e) the effective date of a change in your Life Insurance Benefit Option. After increases cease, we will not take into account any more premiums paid when determining the ROP Benefit amount. Once increases in this rider’s ROP Benefit cease, they cannot be started again. Effect of Partial Surrenders on the Policy’s Cash Value and Face Amount: If you request a partial surrender under the policy, the policy’s Cash Value will be reduced by the full amount of the partial surrender. If the amount of the requested partial surrender exceeds the amount of the ROP Benefit, the policy’s Face Amount may be reduced. If so, the reduction in Face Amount will equal the difference between: a)the amount of the partial surrender including any associated Surrender Charges and processing fees minus the amount of the ROP Benefit immediately prior to the partial surrender; and b)the greater of: i.the Cash Value of the policy immediately prior to the partial surrender, minus the amount of the ROP Benefit immediately prior to the partial surrender, minus the Face Amount of the policy divided by the applicable percentage for the life insurance qualification test you chose (as shown on the Table of Percentages for Life Insurance benefit for compliance with Internal Revenue Code Section 7702 in your Base Policy Specifications Pages for the Insureds' Attained Ages at the time of the partial surrender), or ii.zero. The Face Amount decrease will first be applied to reduce the most recent Face Amount increase. It will then be applied to reduce the other Face Amount increases in the reverse order in which they took place, and then to decrease the initial Face Amount at issue. Effect of a Life Insurance Benefit Option change: If you request a change from Life Insurance Benefit Option 1 to Option 2, the rider will terminate and all increases to the ROP Benefit will cease. The Face Amount of your policy will be increased by the amount of the ROP Benefit and decreased by your policy’s Cash Value. Any applicable surrender charges will be assessed. Once terminated the ROP Rider cannot be added back to your policy. Rider Charge: The cost of this rider is considered part of the Cost of Insurance for the policy. While this rider is in effect, the Monthly Cost of Insurance Charge for the policy will generally be higher than if the ROP Rider was not included. With the ROP Rider, each Planned or Unplanned Premium payment made (up to the maximum amount specified in the Rider), will increase the policy’s Life Insurance Benefit, which will, in turn, increase the policy’s Net Amount at Risk. Because cost of insurance charges are calculated based on the Net Amount at Risk, any increase in the Net Amount at Risk will also increase the Monthly Cost of Insurance Charges. If the ROP Rider is not selected, the payment of premiums into the policy generally will decrease the Net Amount at Risk under Life Insurance Benefit Option 1. For this reason, a policyowner who selects the ROP Rider may pay higher Monthly Cost of Insurance Charges than he or she would pay without the Rider, depending on the amount of premiums paid into the policy. The Monthly Cost of Insurance charge is included in the Monthly Deduction Charges which will be deducted from your Cash Surrender Value on each Monthly Deduction Day. For more information on cost of insurance charges and the calculation of the Net Amount at Risk, see “Deductions from Cash Value—Monthly Cost of Insurance Charges.” Termination of the ROP Rider: You may choose to terminate the rider at any time. If you terminate the rider, your Life Insurance Benefit will equal the amount payable under Life Insurance Benefit Option 1 (unless subsequent option changes are made). Once terminated, the rider cannot be added back to the policy. Example: The following illustrates the ROP benefit available for a policy with $250,000 of Face Amount and Life Insurance Benefit Option 1:
Policy Year	Planned and Unplanned Premiums made into the policy	Amount of Premiums Paid	Face Amount	ROP Benefit(1)	Life Insurance Benefit(2)
1	$3,500	$3,500	$250,000	$3,500	$253,500
2	$3,500	$7,000	$250,000	$7,000	$257,000
3	$3,500	$10,500	$250,000	$10,500	$260,500
(1)Subject to Maximum ROP Benefit and ROP Benefit Cessation Date (both as shown on the rider’s Specification Page) (2)Amounts illustrated assume that the Life Insurance Benefit with the ROP benefit is larger than the Corridor Death Benefit.●Living Benefits Rider (filed as Accelerated Benefits Rider): Under this rider, once the first insured dies and if the last surviving insured has a life expectancy of twelve months or less, you may request a portion or all of the Life Insurance Benefit Proceeds as an accelerated death benefit. You must elect this rider to have it included in your policy. This election can be made at any time after the death of the first insured. This rider is not available on Qualified Policies. You can cancel this rider at any time by sending us a signed written notice in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). This rider will end on the date we receive your request. You may elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Life Insurance Benefit Proceeds. We will pay you an amount equal to:

Elected percentage	X	Eligible proceeds	X	Interest factor	—	Administrative fee (up to $150)	—	Elected percentage of an unpaid policy loan
Minimum accelerated benefit amount: $25,000. Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies). If you accelerate less than 100% of the eligible proceeds, the remaining Face Amount of your policy after we pay this benefit must be at least $100,000. We do not permit any subsequent acceleration. When we make a payment under this rider, we will reduce your policy’s Face Amount, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of $150 at the time you exercise the rider. Amounts received under this rider generally will be excludable from your gross income under IRC Section 101 (g). The exclusion from gross income will not apply, however, if you are not the insured and if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours. In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact. Example: The following illustrates the benefit available under the Living Benefits Rider, assuming: (1) an Elected Accelerated Benefit of 100% and 50%, respectively; (2) Eligible Proceeds and Face Amount of $250,000; (3) an Interest Factor of 0.9434; (4) an Administrative Fee of $150; and an (5) Outstanding Loan of $5,000:
Elected Percentage	Eligible Proceeds	Interest Factor	Administrative Fee	Elected Percentage x Outstanding Loan	Total Accelerated Benefit Available ((1)x(2)x(3)) - (4) - ((1)x(5))
100%	$250,000	0.9434	$150	$5,000	$230,700
50%	$250,000	0.9434	$150	$2,500	$115,275
●Overloan Protection Rider: When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if: (1) the policy’s Cash Surrender Value is insufficient to cover the current Monthly Deduction Charges or (2) the policy’s outstanding loans plus accrued loan interest exceed its Cash Value. To activate the Overloan Protection Rider you must provide us with a written request in Good Order. A one-time charge will be deducted from the policy’s Cash Value on the activation date. This charge will vary based on whether the policy's Life Insurance Qualification Test is GPT or CVAT (See "Policy Payment Information—Life Insurance Benefit Options.”) There is no charge if the Rider is never activated. In addition, the following conditions must be met upon receipt of your written request: ●The policy must be in effect for at least 15 years. ●The younger insured must be at least age 75. ●The Life Insurance Benefit Option elected under the base policy is Option 1 (if you request to exercise the rider and you had elected Life Insurance Benefit Option 2, we will automatically switch it to Option 1 before activating the rider). ●Any outstanding loan plus accrued loan interest exceeds the Face Amount of the policy in effect at the time of activation. ●Any outstanding loan plus accrued loan interest must be less than 99% of the policy Cash Value after the deduction of any surrender charges and the one-time rider charge. ●Activation of the rider cannot cause the policy to violate the GPT or the CVAT at any duration. ●Cumulative partial surrenders taken must be no less than the total premiums paid under the policy. ●The policy is not a modified endowment contract (MEC) and would not become a MEC upon activation of the rider. (For a discussion of these rules, see “Federal Income Tax Considerations—Modified Endowment Contract Status”). Once the policy meets the conditions outlined above, we will mail a notice to you at your last known address to notify you that the Overloan Protection Rider can be activated. The Overloan Protection Rider will be effective on the Monthly Deduction Day following the day we receive your written request to activate in Good Order, provided that the policy still meets the conditions for rider activation. Once in effect, the Overloan Protection Rider will prevent your policy from ending. The following changes to your policy will take effect. ●The Face Amount of the policy will be changed to 101% of the policy’s Cash Value (the “OLP Face Amount”). ●The policy’s Life Insurance Proceeds will be the greater of: A or (B x C) where: A =The OLP Face Amount calculated at rider activation; B =the greater of: (i) the policy’s Cash Value, or (ii) any outstanding loans plus accrued loan interest; and C = the greater of 101% or the minimum percentage necessary for the policy to qualify as life insurance under section 7702 of the Internal Revenue Code. ●Any Cash Value under the policy that is not invested in the Fixed Account will be transferred to the Fixed Account. ●Any riders, except the Overloan Protection Rider will end. ●No further policy changes, premium payments, transfers, partial surrenders, or full surrenders will be allowed. ●No additional loans (except those resulting from unpaid loan interest) or loan repayments will be permitted. ●Loan interest will continue to accrue. If not paid when due, the interest will become part of any outstanding loan and will also accrue interest. ●No further Monthly Deduction Charges will be taken. This policy may be purchased with the intention of accumulating cash value on a tax-free basis over some period (such as retirement) and relying on the Overloan Protection Rider to periodically borrow from the Policy without allowing the Policy to lapse. Anyone contemplating the purchase of the Policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the Overloan Protection Rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the Overloan Protection Rider is activated. For this reason, you should consider very carefully, after consultation with your tax advisor, whether to exercise the Overloan Protection Rider. Example: For a policy issued where the Life Insurance Qualification Test is GPT and the following policy values at younger insureds Attained Age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $45,500 (3.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,267,045	$1,317,225	$0	$1,254,500	$1,254,500	$1,000,500	$254,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1 –calculated as the greater of the Face Amount ($1,267,045) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,254,500 x 1.05) or $1,317,225. *No surrender charges apply. Example: For a Policy issued where the Life Insurance Qualification Test is CVAT with the following policy values for younger insured, Male at attained age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $58,500 (4.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the younger Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,253,915	$1,415,310	$0	$1,241,500	$1,241,500	$1,000,500	$241,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1–calculated as the greater of the Face Amount ($1,253,915) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,241,500 x 1.14) or $1,415,310. *No surrender charges apply.●Survivorship Level Term Rider: This rider provides an additional ten-year level term insurance benefit payable upon the death of the last surviving Insured, in addition to the Life Insurance Benefit of the Base Policy. The amount of this term insurance benefit, referred to as the Ten-Year Level Face Amount, is chosen at application and shown on the Rider Specifications Page. This rider ends at the end of the 10 year term period unless it ends earlier under another provision of the rider. You may convert all or part of the term insurance under this rider to permanent insurance before the tenth policy anniversary, provided both Insureds are living. After the death of the first insured, you will have 90 days to convert the term insurance under this rider to permanent insurance Monthly deductions for this rider are taken from the Base Policy’s Cash Value on each Monthly Deduction Day during the first ten policy years. These deductions include (1) a monthly cost of insurance charge, which varies based on each Insured’s issue age, gender, and underwriting classification, and (2) a Ten-Year Level Face Amount charge. Example: The following illustrates benefit available under the Survivorship Level Term Rider, assuming a rider Face Amount of $2,000,000 and a Policy Face Amount of $1,000,000, issued on Insureds (Male/Female, Age 55/50, Preferred Nonsubstandard Rating), one of whom dies at the beginning of Policy Year 2 and the other whom dies at the beginning of Policy Year 8 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	SLTR Life Insurance Benefit
1	$409	$409	$0
2	$431	$840	$0
3	$459	$1,299	$0
4	$493	$1,792	$0
5	$537	$2,329	$0
6	$592	$2,921	$0
7	$659	$3,580	$0
8	$0	$3,580	$2,000,000
Age 121 Policy AnniversaryBeginning on the policy anniversary on which the younger insured is age 121, the Life Insurance Benefit will remain in force for all subsequent years, but the following limitations will apply: (a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your policy from lapsing. (b)No Face Amount or Life Insurance Benefit Option changes will be permitted. (c)Other than the Monthly Mortality and Expense Risk Charge, no further monthly deductions will be made from your Cash Value. (d)Your Cash Value will continue to be invested in the Investment Options chosen by the policyowner. (e)Transfers among the Investment Options will continue to be allowed. (f)Partial surrenders and loan repayments will continue to be allowed. (g)New policy loans may be requested and loan interest will continue to accrue on any new and existing loans at the current Loan Interest Rate. However, if the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy minus surrender charges, your policy could lapse. (h)Any other riders attached to your policy will end, unless stated otherwise in the rider. The ROP Rider will not end at age 121. Please consult your tax advisor regarding the tax implications of these options. If your policy is still in effect when the last surviving insured dies, we will pay the Life Insurance Proceeds to the beneficiary.Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you can exchange one life insurance policy for another in a “tax-free exchange” under IRC Section 1035. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Also, some charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for IRC Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for the purposes of effecting an IRC Section 1035 exchange. Because the final surrender value of your existing policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be impacted by increases or decreases in policy values that result from market fluctuations during the period between submission of the exchange request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange request in Good Order. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.24-Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you may exchange it for a new survivorship policy on the lives of the Insureds without evidence of insurability and without a Surrender Charge deduction. The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of this VUL Policy. The new policy will have a face amount equal to the initial Face Amount of this Policy. It will be based on the same Policy Date, Insureds' classes of risk, genders, and Issue Ages as this Policy, but will not offer variable investment options such as the Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. All riders attached to this Policy will end on the date of exchange, unless we agree otherwise. To exchange your policy: ●your policy must be in force on the date of the exchange; ●you must repay any unpaid loan (including any accrued loan interest); and ●you must submit a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). We will process your request for an exchange on the later of: (1) the Business Day on which we receive your written request in Good Order along with your policy, or (2) the Business Day on which we receive the necessary loan payment for your exchange in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy’s Cash Value plus a refund of all Monthly Cost of Insurance Charges, Monthly Per Thousand of Face Amount Charges, Premium Expense Charges and any rider charges taken as of the date of the exchange. We will not refund Monthly Mortality and Expense Risk Charges, or Monthly Contract Charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. We will require you to make any adjustment to the premiums and Cash Value of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law. Requests received after 4:00 pm (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
New York Life Survivorship Variable Universal Life Accumulator II | No Lapse Guarantee
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	No Lapse Guarantee
Purpose of Benefit [Text Block]	This ensures that your policy will remain in effect during the Guarantee Period, provided that your policy premium payments satisfy the No Lapse Guarantee Premium Test on each Monthly Deduction Day. This benefit prevents your policy from lapsing during the Guarantee Period, even if the Cash Surrender Value is insufficient to cover the Monthly Deduction Charges on a Monthly Deduction Day.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•The length of the Guarantee Period varies according to the younger insured’s age at the time the policy is issued.•The No Lapse Guarantee will become inactive before the end of the Guarantee Period if, on any Monthly Deduction Day, your premium payments do not pass the No Lapse Guarantee Premium Test.
Name of Benefit [Text Block]	No Lapse Guarantee
New York Life Survivorship Variable Universal Life Accumulator II | Return of Premium Rider
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Return ofPremium (ROP) Rider
Optional Benefit Charge, When Deducted [Text Block]	Monthly to Younger Insured Age 121
Optional Benefit Expense, Footnotes [Text Block]	The Monthly Cost of Insurance Charge (see above) is higher in certain circumstances if the ROP Rider is elected (but not above the Guaranteed Maximum disclosed above).
Name of Benefit [Text Block]	Return of Premium (ROP) Rider
Purpose of Benefit [Text Block]	The ROP Benefit is equal to the sum of Planned and Unplanned Premiums made into the policy, subject to the maximum limit shown on the rider’s Specification Page, minus any partial surrenders. If you elect this rider, your Life Insurance Benefit will be at least your policy’s Face Amount plus the ROP Benefit.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Only available at issue.•Only available with Life Insurance Benefit Option 1.•The ROP Benefit amount is limited to the amount shown on the rider’s Specification Page. It can fluctuate but will never be less than zero.•Partial surrenders reduce the ROP Benefit amount.•Changing to Life Insurance Benefit Option 2 will terminate the ROP Rider and the ROP Benefit.
Name of Benefit [Text Block]	Return of Premium (ROP) Rider
Operation of Benefit [Text Block]	Return of Premium (ROP) Rider: If you elect this rider, your Life Insurance Benefit will equal the greater of: (a) the sum of your policy’s Face Amount plus the ROP Benefit (described below) or (b) a percentage of the Cash Value equal to the minimum necessary for your policy to qualify as life insurance under IRC Section 7702. Rider Eligibility: This rider is only available at issue and with Life Insurance Benefit Option 1. Life Insurance Benefit Option 2 is not permitted with this rider. A change in the Life Insurance Benefit Option 1 to Option 2 will remove the rider from the policy. ROP Benefit: At issue, the ROP Benefit is equal to zero. Generally, any Planned or Unplanned Premium payment made into the policy will increase the rider’s ROP Benefit by the amount of the premiums paid into the policy, subject to the maximum limit shown on the rider’s Specifications Page. This amount of the ROP Benefit will fluctuate depending on the amount of premiums you have made while the rider is in effect, but it will never be less than zero. Any partial surrender will reduce the ROP Benefit by the amount of the partial surrender, including any applicable surrender charges and associated processing fees. Cessation of Increases to the ROP Benefit: Increases to the ROP Benefit will cease on the earliest of the following dates: (a) on the date that the ROP Benefit equals the Maximum ROP Benefit (as shown in the rider’s Specifications Page); (b) on the ROP Benefit Increase Cessation Date (as shown in the rider’s Specifications Page); (c) on the next Monthly Deduction Day that is on or follows the date we receive your written request in Good Order to stop any further increases; (d) the effective date of any requested increase in the Face Amount of your policy; or (e) the effective date of a change in your Life Insurance Benefit Option. After increases cease, we will not take into account any more premiums paid when determining the ROP Benefit amount. Once increases in this rider’s ROP Benefit cease, they cannot be started again. Effect of Partial Surrenders on the Policy’s Cash Value and Face Amount: If you request a partial surrender under the policy, the policy’s Cash Value will be reduced by the full amount of the partial surrender. If the amount of the requested partial surrender exceeds the amount of the ROP Benefit, the policy’s Face Amount may be reduced. If so, the reduction in Face Amount will equal the difference between: a)the amount of the partial surrender including any associated Surrender Charges and processing fees minus the amount of the ROP Benefit immediately prior to the partial surrender; and b)the greater of: i.the Cash Value of the policy immediately prior to the partial surrender, minus the amount of the ROP Benefit immediately prior to the partial surrender, minus the Face Amount of the policy divided by the applicable percentage for the life insurance qualification test you chose (as shown on the Table of Percentages for Life Insurance benefit for compliance with Internal Revenue Code Section 7702 in your Base Policy Specifications Pages for the Insureds' Attained Ages at the time of the partial surrender), or ii.zero. The Face Amount decrease will first be applied to reduce the most recent Face Amount increase. It will then be applied to reduce the other Face Amount increases in the reverse order in which they took place, and then to decrease the initial Face Amount at issue. Effect of a Life Insurance Benefit Option change: If you request a change from Life Insurance Benefit Option 1 to Option 2, the rider will terminate and all increases to the ROP Benefit will cease. The Face Amount of your policy will be increased by the amount of the ROP Benefit and decreased by your policy’s Cash Value. Any applicable surrender charges will be assessed. Once terminated the ROP Rider cannot be added back to your policy. Rider Charge: The cost of this rider is considered part of the Cost of Insurance for the policy. While this rider is in effect, the Monthly Cost of Insurance Charge for the policy will generally be higher than if the ROP Rider was not included. With the ROP Rider, each Planned or Unplanned Premium payment made (up to the maximum amount specified in the Rider), will increase the policy’s Life Insurance Benefit, which will, in turn, increase the policy’s Net Amount at Risk. Because cost of insurance charges are calculated based on the Net Amount at Risk, any increase in the Net Amount at Risk will also increase the Monthly Cost of Insurance Charges. If the ROP Rider is not selected, the payment of premiums into the policy generally will decrease the Net Amount at Risk under Life Insurance Benefit Option 1. For this reason, a policyowner who selects the ROP Rider may pay higher Monthly Cost of Insurance Charges than he or she would pay without the Rider, depending on the amount of premiums paid into the policy. The Monthly Cost of Insurance charge is included in the Monthly Deduction Charges which will be deducted from your Cash Surrender Value on each Monthly Deduction Day. For more information on cost of insurance charges and the calculation of the Net Amount at Risk, see “Deductions from Cash Value—Monthly Cost of Insurance Charges.” Termination of the ROP Rider: You may choose to terminate the rider at any time. If you terminate the rider, your Life Insurance Benefit will equal the amount payable under Life Insurance Benefit Option 1 (unless subsequent option changes are made). Once terminated, the rider cannot be added back to the policy.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the ROP benefit available for a policy with $250,000 of Face Amount and Life Insurance Benefit Option 1:
Policy Year	Planned and Unplanned Premiums made into the policy	Amount of Premiums Paid	Face Amount	ROP Benefit(1)	Life Insurance Benefit(2)
1	$3,500	$3,500	$250,000	$3,500	$253,500
2	$3,500	$7,000	$250,000	$7,000	$257,000
3	$3,500	$10,500	$250,000	$10,500	$260,500
(1)Subject to Maximum ROP Benefit and ROP Benefit Cessation Date (both as shown on the rider’s Specification Page) (2)Amounts illustrated assume that the Life Insurance Benefit with the ROP benefit is larger than the Corridor Death Benefit.
New York Life Survivorship Variable Universal Life Accumulator II | Non-Qualified Policy
Item 2. Key Information [Line Items]
Premium Taxes, Description [Text Block]	Non-Qualified Policy
Premium Taxes (of Premium Payments), Maximum [Percent]	8.00%
Premium Taxes (of Premium Payments), Current [Percent]	4.00%
New York Life Survivorship Variable Universal Life Accumulator II | Qualified Policy
Item 2. Key Information [Line Items]
Premium Taxes, Description [Text Block]	Qualified Policy
Premium Taxes (of Premium Payments), Maximum [Percent]	6.75%
Premium Taxes (of Premium Payments), Current [Percent]	2.75%
New York Life Survivorship Variable Universal Life Accumulator II | Returned Payment
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Returned Payment (Bad Check) fee
Other Transaction Fee, When Deducted [Text Block]	At time payment is returned
Other Transaction Fee, Maximum [Dollars]	$ 20
Other Transaction Fee, Current [Dollars]	$ 0
New York Life Survivorship Variable Universal Life Accumulator II | Overloan Protection Rider CVAT Policies
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	8.50%
Other Transaction Fee (of Other Amount), Minimum [Percent]	1.00%
Calculation Method of Benefit [Text Block]	Example: For a Policy issued where the Life Insurance Qualification Test is CVAT with the following policy values for younger insured, Male at attained age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $58,500 (4.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the younger Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,253,915	$1,415,310	$0	$1,241,500	$1,241,500	$1,000,500	$241,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1–calculated as the greater of the Face Amount ($1,253,915) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,241,500 x 1.14) or $1,415,310. *No surrender charges apply.
New York Life Survivorship Variable Universal Life Accumulator II | Overloan Protection Rider GPT Policies
Item 2. Key Information [Line Items]
Other Transaction Fee (of Other Amount), Maximum [Percent]	5.00%
Other Transaction Fee (of Other Amount), Minimum [Percent]	2.00%
Calculation Method of Benefit [Text Block]	Example: For a policy issued where the Life Insurance Qualification Test is GPT and the following policy values at younger insureds Attained Age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $45,500 (3.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,267,045	$1,317,225	$0	$1,254,500	$1,254,500	$1,000,500	$254,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1 –calculated as the greater of the Face Amount ($1,267,045) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,254,500 x 1.05) or $1,317,225. *No surrender charges apply.
New York Life Survivorship Variable Universal Life Accumulator II | Living Benefits Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Living Benefits Rider Fee
Other Transaction Fee, When Deducted [Text Block]	When you exercise the benefit
Other Transaction Fee, Maximum [Dollars]	$ 150
Name of Benefit [Text Block]	Living Benefits Rider (filed as Accelerated Death Benefits Rider)
Purpose of Benefit [Text Block]	Advances a portion of the Life Insurance Benefit Proceeds benefit upon Insured having a life expectancy of 12 months or less.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•This rider can only be elected after the death of the first insured to die.•Minimum accelerated benefit amount is $25,000.•Maximum accelerated benefit amount is $250,000 (total for all NYLIAC and affiliated companies’ policies).•A payment under this rider will reduce your policy’s Face Amount, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan.•There is a $150 administrative fee to exercise the rider.•Not available on Qualified Policies.
Name of Benefit [Text Block]	Living Benefits Rider (filed as Accelerated Death Benefits Rider)
Operation of Benefit [Text Block]	Living Benefits Rider (filed as Accelerated Benefits Rider): Under this rider, once the first insured dies and if the last surviving insured has a life expectancy of twelve months or less, you may request a portion or all of the Life Insurance Benefit Proceeds as an accelerated death benefit. You must elect this rider to have it included in your policy. This election can be made at any time after the death of the first insured. This rider is not available on Qualified Policies. You can cancel this rider at any time by sending us a signed written notice in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). This rider will end on the date we receive your request. You may elect to receive an accelerated death benefit of 25%, 50%, 75%, or 100% of certain eligible proceeds from your Life Insurance Benefit Proceeds. We will pay you an amount equal to:

Elected percentage	X	Eligible proceeds	X	Interest factor	—	Administrative fee (up to $150)	—	Elected percentage of an unpaid policy loan
Minimum accelerated benefit amount: $25,000. Maximum accelerated benefit amount: $250,000 (total for all of your NYLIAC and affiliated companies’ policies). If you accelerate less than 100% of the eligible proceeds, the remaining Face Amount of your policy after we pay this benefit must be at least $100,000. We do not permit any subsequent acceleration. When we make a payment under this rider, we will reduce your policy’s Face Amount, rider death benefits, monthly deductions, Cash Value, and any unpaid policy loan based on the percentage you elected. We will deduct an administrative fee of $150 at the time you exercise the rider. Amounts received under this rider generally will be excludable from your gross income under IRC Section 101 (g). The exclusion from gross income will not apply, however, if you are not the insured and if you do not have an insurable interest in the life of the insured either because the insured is your director, officer, or employee, or because the insured has a financial interest in a business of yours. In some cases, there may be a question as to whether a life insurance policy that has an accelerated living benefit rider can meet certain technical aspects of the definition of a “life insurance contract” under the IRC. We reserve the right (but we are not obligated) to modify the rider to conform to any requirements the IRS may enact.
Calculation Method of Benefit [Text Block]	Example: The following illustrates the benefit available under the Living Benefits Rider, assuming: (1) an Elected Accelerated Benefit of 100% and 50%, respectively; (2) Eligible Proceeds and Face Amount of $250,000; (3) an Interest Factor of 0.9434; (4) an Administrative Fee of $150; and an (5) Outstanding Loan of $5,000:
Elected Percentage	Eligible Proceeds	Interest Factor	Administrative Fee	Elected Percentage x Outstanding Loan	Total Accelerated Benefit Available ((1)x(2)x(3)) - (4) - ((1)x(5))
100%	$250,000	0.9434	$150	$5,000	$230,700
50%	$250,000	0.9434	$150	$2,500	$115,275
●Overloan Protection Rider: When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if: (1) the policy’s Cash Surrender Value is insufficient to cover the current Monthly Deduction Charges or (2) the policy’s outstanding loans plus accrued loan interest exceed its Cash Value. To activate the Overloan Protection Rider you must provide us with a written request in Good Order. A one-time charge will be deducted from the policy’s Cash Value on the activation date. This charge will vary based on whether the policy's Life Insurance Qualification Test is GPT or CVAT (See "Policy Payment Information—Life Insurance Benefit Options.”) There is no charge if the Rider is never activated. In addition, the following conditions must be met upon receipt of your written request: ●The policy must be in effect for at least 15 years. ●The younger insured must be at least age 75. ●The Life Insurance Benefit Option elected under the base policy is Option 1 (if you request to exercise the rider and you had elected Life Insurance Benefit Option 2, we will automatically switch it to Option 1 before activating the rider). ●Any outstanding loan plus accrued loan interest exceeds the Face Amount of the policy in effect at the time of activation. ●Any outstanding loan plus accrued loan interest must be less than 99% of the policy Cash Value after the deduction of any surrender charges and the one-time rider charge. ●Activation of the rider cannot cause the policy to violate the GPT or the CVAT at any duration. ●Cumulative partial surrenders taken must be no less than the total premiums paid under the policy. ●The policy is not a modified endowment contract (MEC) and would not become a MEC upon activation of the rider. (For a discussion of these rules, see “Federal Income Tax Considerations—Modified Endowment Contract Status”). Once the policy meets the conditions outlined above, we will mail a notice to you at your last known address to notify you that the Overloan Protection Rider can be activated. The Overloan Protection Rider will be effective on the Monthly Deduction Day following the day we receive your written request to activate in Good Order, provided that the policy still meets the conditions for rider activation. Once in effect, the Overloan Protection Rider will prevent your policy from ending. The following changes to your policy will take effect. ●The Face Amount of the policy will be changed to 101% of the policy’s Cash Value (the “OLP Face Amount”). ●The policy’s Life Insurance Proceeds will be the greater of: A or (B x C) where: A =The OLP Face Amount calculated at rider activation; B =the greater of: (i) the policy’s Cash Value, or (ii) any outstanding loans plus accrued loan interest; and C = the greater of 101% or the minimum percentage necessary for the policy to qualify as life insurance under section 7702 of the Internal Revenue Code. ●Any Cash Value under the policy that is not invested in the Fixed Account will be transferred to the Fixed Account. ●Any riders, except the Overloan Protection Rider will end. ●No further policy changes, premium payments, transfers, partial surrenders, or full surrenders will be allowed. ●No additional loans (except those resulting from unpaid loan interest) or loan repayments will be permitted. ●Loan interest will continue to accrue. If not paid when due, the interest will become part of any outstanding loan and will also accrue interest. ●No further Monthly Deduction Charges will be taken. This policy may be purchased with the intention of accumulating cash value on a tax-free basis over some period (such as retirement) and relying on the Overloan Protection Rider to periodically borrow from the Policy without allowing the Policy to lapse. Anyone contemplating the purchase of the Policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the Overloan Protection Rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the Overloan Protection Rider is activated. For this reason, you should consider very carefully, after consultation with your tax advisor, whether to exercise the Overloan Protection Rider. Example: For a policy issued where the Life Insurance Qualification Test is GPT and the following policy values at younger insureds Attained Age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $45,500 (3.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,267,045	$1,317,225	$0	$1,254,500	$1,254,500	$1,000,500	$254,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1 –calculated as the greater of the Face Amount ($1,267,045) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,254,500 x 1.05) or $1,317,225. *No surrender charges apply. Example: For a Policy issued where the Life Insurance Qualification Test is CVAT with the following policy values for younger insured, Male at attained age 90:
Face Amount (FA)	Life Insurance Benefit (Option 2) (FA + CV)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,000,000	$2,300,000	$1,200,000	$100,000	$1,300,000	$1,000,500	$299,500
The activation of the rider will result in: (1) the assessment of a one-time Overloan Protection Rider Fee of $58,500 (4.5% of the Cash Value of $1,300,000)—a fee that will vary based on attained Age of the younger Insured and deducted from the Cash Value and (2) the following changes to the policy:
Face Amount	Life Insurance Benefit (Option 1) (FA)	Separate Account Value (SAV)	Fixed Account Value (FAV)	Cash Value (CV) (SAV + FAV)	Outstanding Loans (plus Accrued Loan Interest) (L)	Cash Surrender Value (CV - L)*
$1,253,915	$1,415,310	$0	$1,241,500	$1,241,500	$1,000,500	$241,000
The activation of the rider increases the Face Amount by making it 101% of the Cash Value and changes the Life Insurance Benefit from Option 2 to Option 1–calculated as the greater of the Face Amount ($1,253,915) or the policy’s Cash Value, multiplied by the minimum percentage necessary for the policy to qualify as life insurance under IRC Section 7702 ($1,241,500 x 1.14) or $1,415,310. *No surrender charges apply.●Survivorship Level Term Rider: This rider provides an additional ten-year level term insurance benefit payable upon the death of the last surviving Insured, in addition to the Life Insurance Benefit of the Base Policy. The amount of this term insurance benefit, referred to as the Ten-Year Level Face Amount, is chosen at application and shown on the Rider Specifications Page. This rider ends at the end of the 10 year term period unless it ends earlier under another provision of the rider. You may convert all or part of the term insurance under this rider to permanent insurance before the tenth policy anniversary, provided both Insureds are living. After the death of the first insured, you will have 90 days to convert the term insurance under this rider to permanent insurance Monthly deductions for this rider are taken from the Base Policy’s Cash Value on each Monthly Deduction Day during the first ten policy years. These deductions include (1) a monthly cost of insurance charge, which varies based on each Insured’s issue age, gender, and underwriting classification, and (2) a Ten-Year Level Face Amount charge. Example: The following illustrates benefit available under the Survivorship Level Term Rider, assuming a rider Face Amount of $2,000,000 and a Policy Face Amount of $1,000,000, issued on Insureds (Male/Female, Age 55/50, Preferred Nonsubstandard Rating), one of whom dies at the beginning of Policy Year 2 and the other whom dies at the beginning of Policy Year 8 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	SLTR Life Insurance Benefit
1	$409	$409	$0
2	$431	$840	$0
3	$459	$1,299	$0
4	$493	$1,792	$0
5	$537	$2,329	$0
6	$592	$2,921	$0
7	$659	$3,580	$0
8	$0	$3,580	$2,000,000
Age 121 Policy AnniversaryBeginning on the policy anniversary on which the younger insured is age 121, the Life Insurance Benefit will remain in force for all subsequent years, but the following limitations will apply: (a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your policy from lapsing. (b)No Face Amount or Life Insurance Benefit Option changes will be permitted. (c)Other than the Monthly Mortality and Expense Risk Charge, no further monthly deductions will be made from your Cash Value. (d)Your Cash Value will continue to be invested in the Investment Options chosen by the policyowner. (e)Transfers among the Investment Options will continue to be allowed. (f)Partial surrenders and loan repayments will continue to be allowed. (g)New policy loans may be requested and loan interest will continue to accrue on any new and existing loans at the current Loan Interest Rate. However, if the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy minus surrender charges, your policy could lapse. (h)Any other riders attached to your policy will end, unless stated otherwise in the rider. The ROP Rider will not end at age 121. Please consult your tax advisor regarding the tax implications of these options. If your policy is still in effect when the last surviving insured dies, we will pay the Life Insurance Proceeds to the beneficiary.Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you can exchange one life insurance policy for another in a “tax-free exchange” under IRC Section 1035. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Also, some charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for IRC Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for the purposes of effecting an IRC Section 1035 exchange. Because the final surrender value of your existing policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be impacted by increases or decreases in policy values that result from market fluctuations during the period between submission of the exchange request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange request in Good Order. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.24-Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you may exchange it for a new survivorship policy on the lives of the Insureds without evidence of insurability and without a Surrender Charge deduction. The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of this VUL Policy. The new policy will have a face amount equal to the initial Face Amount of this Policy. It will be based on the same Policy Date, Insureds' classes of risk, genders, and Issue Ages as this Policy, but will not offer variable investment options such as the Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. All riders attached to this Policy will end on the date of exchange, unless we agree otherwise. To exchange your policy: ●your policy must be in force on the date of the exchange; ●you must repay any unpaid loan (including any accrued loan interest); and ●you must submit a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). We will process your request for an exchange on the later of: (1) the Business Day on which we receive your written request in Good Order along with your policy, or (2) the Business Day on which we receive the necessary loan payment for your exchange in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy’s Cash Value plus a refund of all Monthly Cost of Insurance Charges, Monthly Per Thousand of Face Amount Charges, Premium Expense Charges and any rider charges taken as of the date of the exchange. We will not refund Monthly Mortality and Expense Risk Charges, or Monthly Contract Charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. We will require you to make any adjustment to the premiums and Cash Value of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law. Requests received after 4:00 pm (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
New York Life Survivorship Variable Universal Life Accumulator II | Loans
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Loan Interest
Optional Benefit Charge, When Deducted [Text Block]	Accrues daily and compounds annually (while loan balance is outstanding)
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	6.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	3.00%
Optional Benefit Expense, Footnotes [Text Block]	Loan interest accrues daily but is not deducted from the policy’s Cash Value. Any loan interest not paid when due will become part of the policy loan and will also accrue interest. See “When Loan Interest is Due” for additional information. 5The current loan interest rate is reduced to 2.00% annually in Policy Years 11 and beyond.
New York Life Survivorship Variable Universal Life Accumulator II | Survivorship Level Term Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Monthly SLTR COI Charge
Other Transaction Fee, Current [Percent]	83.33%
Other Transaction Fee (of Other Amount), Maximum [Percent]	83.33%
Other Transaction Fee (of Other Amount), Minimum [Percent]	0.00001%
Optional Benefit Charge, Description [Text Block]	Survivorship Level Term Rider●Monthly charge per thousand of SLTR Face Amount
Optional Benefit Charge, When Deducted [Text Block]	Monthly until rider expires.
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	3.00%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.25%
Optional Benefit Expense (of Benefit Base), Minimum [Percent]	0.01%
Name of Benefit [Text Block]	Survivorship Level Term Rider
Purpose of Benefit [Text Block]	Provides an additional 10-year level term insurance benefit on both insureds, payable upon the death of the last surviving insured, in addition to the Base Policy’s Face Amount.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	•Monthly deductions, if this rider is chosen, include a cost-of-insurance charge (based on each Insured’s issue age, gender, and risk class) and a Ten-Year Level Face Amount charge, both taken for the first 10 Policy Years.•You can convert all or part of the term insurance under this rider to permanent insurance at any time before the 10th policy anniversary, if both Insureds are living.•If the first Insured dies while this rider and this conversion privilege are in effect, the coverage on the remaining Insured can be converted to a new policy within 90 days after the death of the first Insured.•Ends at the earliest of: (1) the death of the surviving Insured; (2) the 10th rider anniversary; (3) policy termination or surrender; (4) full conversion; or (5) partial conversion below minimum requirements.
Name of Benefit [Text Block]	Survivorship Level Term Rider
Operation of Benefit [Text Block]	Survivorship Level Term Rider: This rider provides an additional ten-year level term insurance benefit payable upon the death of the last surviving Insured, in addition to the Life Insurance Benefit of the Base Policy. The amount of this term insurance benefit, referred to as the Ten-Year Level Face Amount, is chosen at application and shown on the Rider Specifications Page. This rider ends at the end of the 10 year term period unless it ends earlier under another provision of the rider. You may convert all or part of the term insurance under this rider to permanent insurance before the tenth policy anniversary, provided both Insureds are living. After the death of the first insured, you will have 90 days to convert the term insurance under this rider to permanent insurance Monthly deductions for this rider are taken from the Base Policy’s Cash Value on each Monthly Deduction Day during the first ten policy years. These deductions include (1) a monthly cost of insurance charge, which varies based on each Insured’s issue age, gender, and underwriting classification, and (2) a Ten-Year Level Face Amount charge.
Calculation Method of Benefit [Text Block]	Example: The following illustrates benefit available under the Survivorship Level Term Rider, assuming a rider Face Amount of $2,000,000 and a Policy Face Amount of $1,000,000, issued on Insureds (Male/Female, Age 55/50, Preferred Nonsubstandard Rating), one of whom dies at the beginning of Policy Year 2 and the other whom dies at the beginning of Policy Year 8 under the Rider.
Policy Year	Annual Rider Charge	Total Rider Charge	SLTR Life Insurance Benefit
1	$409	$409	$0
2	$431	$840	$0
3	$459	$1,299	$0
4	$493	$1,792	$0
5	$537	$2,329	$0
6	$592	$2,921	$0
7	$659	$3,580	$0
8	$0	$3,580	$2,000,000
Age 121 Policy AnniversaryBeginning on the policy anniversary on which the younger insured is age 121, the Life Insurance Benefit will remain in force for all subsequent years, but the following limitations will apply: (a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your policy from lapsing. (b)No Face Amount or Life Insurance Benefit Option changes will be permitted. (c)Other than the Monthly Mortality and Expense Risk Charge, no further monthly deductions will be made from your Cash Value. (d)Your Cash Value will continue to be invested in the Investment Options chosen by the policyowner. (e)Transfers among the Investment Options will continue to be allowed. (f)Partial surrenders and loan repayments will continue to be allowed. (g)New policy loans may be requested and loan interest will continue to accrue on any new and existing loans at the current Loan Interest Rate. However, if the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy minus surrender charges, your policy could lapse. (h)Any other riders attached to your policy will end, unless stated otherwise in the rider. The ROP Rider will not end at age 121. Please consult your tax advisor regarding the tax implications of these options. If your policy is still in effect when the last surviving insured dies, we will pay the Life Insurance Proceeds to the beneficiary.Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you can exchange one life insurance policy for another in a “tax-free exchange” under IRC Section 1035. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Also, some charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for IRC Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for the purposes of effecting an IRC Section 1035 exchange. Because the final surrender value of your existing policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be impacted by increases or decreases in policy values that result from market fluctuations during the period between submission of the exchange request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange request in Good Order. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.24-Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you may exchange it for a new survivorship policy on the lives of the Insureds without evidence of insurability and without a Surrender Charge deduction. The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of this VUL Policy. The new policy will have a face amount equal to the initial Face Amount of this Policy. It will be based on the same Policy Date, Insureds' classes of risk, genders, and Issue Ages as this Policy, but will not offer variable investment options such as the Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. All riders attached to this Policy will end on the date of exchange, unless we agree otherwise. To exchange your policy: ●your policy must be in force on the date of the exchange; ●you must repay any unpaid loan (including any accrued loan interest); and ●you must submit a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). We will process your request for an exchange on the later of: (1) the Business Day on which we receive your written request in Good Order along with your policy, or (2) the Business Day on which we receive the necessary loan payment for your exchange in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy’s Cash Value plus a refund of all Monthly Cost of Insurance Charges, Monthly Per Thousand of Face Amount Charges, Premium Expense Charges and any rider charges taken as of the date of the exchange. We will not refund Monthly Mortality and Expense Risk Charges, or Monthly Contract Charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. We will require you to make any adjustment to the premiums and Cash Value of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law. Requests received after 4:00 pm (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
New York Life Survivorship Variable Universal Life Accumulator II | Overloan Protection Rider
Item 2. Key Information [Line Items]
Other Transaction Fee, Description [Text Block]	Overloan Protection Rider Fee
Other Transaction Fee, When Deducted [Text Block]	When you exercise the benefit
Name of Benefit [Text Block]	Overloan Protection Rider
Purpose of Benefit [Text Block]	When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if: (1) the policy’s Cash Surrender Value is insufficient to cover the current Monthly Deduction Charges or (2) the policy’s outstanding loans plus accrued loan interest exceed its Cash Value.
Brief Restrictions / Limitations [Text Block]	To activate this rider, the following conditions must be met:•The policy must be in effect for at least 15 years.•The younger insured must be at least age 75.•The Life Insurance Benefit Option elected under the base policy is Option 1.•Any outstanding loan plus accrued loan interest exceeds the Face Amount of the policy in effect at the time of activation.•Any outstanding loan plus accrued loan interest must be less than 99% of the policy Cash Value after the deduction of any surrender charges and the one-time rider charge.•Activation of the rider cannot cause the policy to violate the GPT or the CVAT at any duration.•Cumulative partial surrenders taken must be no less than the total premiums paid under the policy.•Activation results in certain changes to your policy, including changes to the face amount and a reduction in the Life Insurance Proceeds. In addition, all other riders will end, all Cash Value will be transferred to the fixed account, and your ability to make other policy changes will be limited.
Name of Benefit [Text Block]	Overloan Protection Rider
Benefit Standard or Optional [Text Block]	Optional
Operation of Benefit [Text Block]	Overloan Protection Rider: When activated, the Overloan Protection Rider guarantees that your policy will not lapse even if: (1) the policy’s Cash Surrender Value is insufficient to cover the current Monthly Deduction Charges or (2) the policy’s outstanding loans plus accrued loan interest exceed its Cash Value. To activate the Overloan Protection Rider you must provide us with a written request in Good Order. A one-time charge will be deducted from the policy’s Cash Value on the activation date. This charge will vary based on whether the policy's Life Insurance Qualification Test is GPT or CVAT (See "Policy Payment Information—Life Insurance Benefit Options.”) There is no charge if the Rider is never activated. In addition, the following conditions must be met upon receipt of your written request: ●The policy must be in effect for at least 15 years. ●The younger insured must be at least age 75. ●The Life Insurance Benefit Option elected under the base policy is Option 1 (if you request to exercise the rider and you had elected Life Insurance Benefit Option 2, we will automatically switch it to Option 1 before activating the rider). ●Any outstanding loan plus accrued loan interest exceeds the Face Amount of the policy in effect at the time of activation. ●Any outstanding loan plus accrued loan interest must be less than 99% of the policy Cash Value after the deduction of any surrender charges and the one-time rider charge. ●Activation of the rider cannot cause the policy to violate the GPT or the CVAT at any duration. ●Cumulative partial surrenders taken must be no less than the total premiums paid under the policy. ●The policy is not a modified endowment contract (MEC) and would not become a MEC upon activation of the rider. (For a discussion of these rules, see “Federal Income Tax Considerations—Modified Endowment Contract Status”). Once the policy meets the conditions outlined above, we will mail a notice to you at your last known address to notify you that the Overloan Protection Rider can be activated. The Overloan Protection Rider will be effective on the Monthly Deduction Day following the day we receive your written request to activate in Good Order, provided that the policy still meets the conditions for rider activation. Once in effect, the Overloan Protection Rider will prevent your policy from ending. The following changes to your policy will take effect. ●The Face Amount of the policy will be changed to 101% of the policy’s Cash Value (the “OLP Face Amount”). ●The policy’s Life Insurance Proceeds will be the greater of: A or (B x C) where: A =The OLP Face Amount calculated at rider activation; B =the greater of: (i) the policy’s Cash Value, or (ii) any outstanding loans plus accrued loan interest; and C = the greater of 101% or the minimum percentage necessary for the policy to qualify as life insurance under section 7702 of the Internal Revenue Code. ●Any Cash Value under the policy that is not invested in the Fixed Account will be transferred to the Fixed Account. ●Any riders, except the Overloan Protection Rider will end. ●No further policy changes, premium payments, transfers, partial surrenders, or full surrenders will be allowed. ●No additional loans (except those resulting from unpaid loan interest) or loan repayments will be permitted. ●Loan interest will continue to accrue. If not paid when due, the interest will become part of any outstanding loan and will also accrue interest. ●No further Monthly Deduction Charges will be taken. This policy may be purchased with the intention of accumulating cash value on a tax-free basis over some period (such as retirement) and relying on the Overloan Protection Rider to periodically borrow from the Policy without allowing the Policy to lapse. Anyone contemplating the purchase of the Policy with the intention of pursuing this strategy or otherwise exercising the “overloan protection” provided under the Overloan Protection Rider should be aware that, among other risks, it has not been ruled on by the IRS or the courts and it may be subject to challenge by the IRS, since it is possible that the loans will be treated as taxable distributions when the Overloan Protection Rider is activated. For this reason, you should consider very carefully, after consultation with your tax advisor, whether to exercise the Overloan Protection Rider.
New York Life Survivorship Variable Universal Life Accumulator II | Age 121 Policy Anniversary
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Age 121 Policy AnniversaryBeginning on the policy anniversary on which the younger insured is age 121, the Life Insurance Benefit will remain in force for all subsequent years, but the following limitations will apply: (a)No further Planned or Unplanned Premiums will be allowed, except as needed to keep your policy from lapsing. (b)No Face Amount or Life Insurance Benefit Option changes will be permitted. (c)Other than the Monthly Mortality and Expense Risk Charge, no further monthly deductions will be made from your Cash Value. (d)Your Cash Value will continue to be invested in the Investment Options chosen by the policyowner. (e)Transfers among the Investment Options will continue to be allowed. (f)Partial surrenders and loan repayments will continue to be allowed. (g)New policy loans may be requested and loan interest will continue to accrue on any new and existing loans at the current Loan Interest Rate. However, if the amount of any unpaid loans (including any accrued loan interest) is greater than the Cash Value of your policy minus surrender charges, your policy could lapse. (h)Any other riders attached to your policy will end, unless stated otherwise in the rider. The ROP Rider will not end at age 121. Please consult your tax advisor regarding the tax implications of these options. If your policy is still in effect when the last surviving insured dies, we will pay the Life Insurance Proceeds to the beneficiary.
New York Life Survivorship Variable Universal Life Accumulator II | Tax Free Section 1035 Insurance Policy Exchanges
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	Tax-Free “Section 1035” Insurance Policy ExchangesGenerally, you can exchange one life insurance policy for another in a “tax-free exchange” under IRC Section 1035. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. Also, some charges may be higher (or lower), and the benefits may be different. If the exchange does not qualify for IRC Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. New York Life may accept standard electronic instructions from another insurance carrier for the purposes of effecting an IRC Section 1035 exchange. Because the final surrender value of your existing policy will be calculated once the new life insurance policy has been approved for issuance, this final surrender value may be impacted by increases or decreases in policy values that result from market fluctuations during the period between submission of the exchange request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange request in Good Order. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new policy until we have received an initial premium from your existing insurance company, the issuance of the policy in an exchange could be delayed.
New York Life Survivorship Variable Universal Life Accumulator II | 24 Month Exchange Privilege
Item 2. Key Information [Line Items]
Operation of Benefit [Text Block]	24-Month Exchange PrivilegeWithin the first 24 months after the Issue Date of your policy, if you decide that you do not want to own a variable policy, you may exchange it for a new survivorship policy on the lives of the Insureds without evidence of insurability and without a Surrender Charge deduction. The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of this VUL Policy. The new policy will have a face amount equal to the initial Face Amount of this Policy. It will be based on the same Policy Date, Insureds' classes of risk, genders, and Issue Ages as this Policy, but will not offer variable investment options such as the Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. All riders attached to this Policy will end on the date of exchange, unless we agree otherwise. To exchange your policy: ●your policy must be in force on the date of the exchange; ●you must repay any unpaid loan (including any accrued loan interest); and ●you must submit a written request in Good Order to the VPSC at one of the addresses listed on the first page of the prospectus (or any other address we indicate to you in writing). We will process your request for an exchange on the later of: (1) the Business Day on which we receive your written request in Good Order along with your policy, or (2) the Business Day on which we receive the necessary loan payment for your exchange in Good Order at the VPSC at one of the addresses listed on the first page of this prospectus (or any other address we indicate to you in writing). The policy exchange will be effective on the later of these two dates. The amount applied to your new policy will be the policy’s Cash Value plus a refund of all Monthly Cost of Insurance Charges, Monthly Per Thousand of Face Amount Charges, Premium Expense Charges and any rider charges taken as of the date of the exchange. We will not refund Monthly Mortality and Expense Risk Charges, or Monthly Contract Charges. Because policy values may increase or decrease due to market fluctuations during the period between submission of the exchange request and actual processing, the Cash Value applied to your new policy may be impacted. Please consult your registered representative for options to potentially mitigate market exposure during the time it will take to process the exchange. We will require you to make any adjustment to the premiums and Cash Value of your variable policy and the new policy, if necessary. When you exchange your policy, all riders and benefits for that policy will end, unless otherwise required by law. Requests received after 4:00 pm (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
New York Life Survivorship Variable Universal Life Accumulator II | Option 1 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 1— Except as described below, the Life Insurance Benefit under this option is equal to the policy’s Face Amount. If you have elected the ROP Rider, the Life Insurance Benefit is equal to the policy’s Face Amount plus the ROP Benefit (as described in the ROP Rider).
New York Life Survivorship Variable Universal Life Accumulator II | Option 2 Death Benefit
Item 2. Key Information [Line Items]
Standard Death Benefit [Text Block]	Option 2— Except as described below, the Life Insurance Benefit under this option is equal to the policy’s Face Amount plus the policy’s Cash Value on the date of death. The Life Insurance Benefit under this option will vary with the policy’s Cash Value. Cash Value varies due to performance of the Investment Divisions selected, interest credited to the Fixed Account and/or the DCA Accounts, outstanding loans (including loan interest), charges, and premium payments. Your Life Insurance Benefit will never be less than your policy’s Face Amount.